United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2012

Date of Reporting Period: Quarter ended 04/30/2012

Item 1. Schedule of Investments

Federated Automated Cash Management Trust

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.9%
		Finance - Automotive – 1.4%
$1,223,560	[1,2]	Enterprise Fleet Financing, LLC 2011-3, Class A1, 0.589%, 11/20/2012	1,223,560
20,000,000		Honda Auto Receivables Owner Trust 2012-2, Class A1, 0.301%, 12/17/2012	20,000,000
173,031	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	173,031
9,093,335	[1,2,3]	MMCA Auto Owner Trust 2012-A, Class A1, 0.601%, 5/14/2012	9,093,335
4,901,900		Santander Drive Auto Receivables Trust 2012-1, Class A1, 0.544%, 1/15/2013	4,901,900
		TOTAL	35,391,826
		Finance - Equipment – 0.3%
3,771,840		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	3,771,840
4,473,179	[1,2]	Great America Leasing Receivables 2012-1, Class A1, 0.520%, 4/15/2013	4,473,179
		TOTAL	8,245,019
		Finance - Retail – 1.2%
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.440%, 5/17/2012	5,000,000
5,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-2, Class A1, 0.440%, 5/18/2012	5,000,000
20,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.440%, 5/21/2012	20,000,000
		TOTAL	30,000,000
		TOTAL ASSET-BACKED SECURITIES	73,636,845
		Bank Note – 1.0%
		Finance - Banking – 1.0%
25,000,000		Bank of America N.A., 0.460%, 5/9/2012	25,000,000
		Certificates of Deposit – 30.8%
		Finance - Banking – 30.8%
30,000,000	[3]	Bank of Montreal, 0.390%, 5/14/2012	30,000,000
50,000,000	[3]	Bank of Nova Scotia, Toronto, 0.391%, 5/8/2012	50,000,000
120,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.370%, 5/29/2012 - 7/17/2012	120,000,000
25,000,000		Barclays Bank PLC, 0.390%, 6/8/2012	25,000,000
25,000,000		Barclays Bank PLC, 0.500%, 5/3/2012	25,000,000
15,000,000		Credit Agricole Corporate and Investment Bank, 0.400%, 5/18/2012	15,000,000
40,000,000	[3]	Credit Suisse, Zurich, 0.371%, 5/8/2012	40,000,000
60,000,000		Deutsche Bank AG, 0.465%, 5/10/2012	60,000,075
100,000,000		Mizuho Corporate Bank Ltd., 0.370% - 0.420%, 5/2/2012 - 6/1/2012	100,000,000
10,000,000		Mizuho Corporate Bank Ltd., 0.490%, 5/8/2012	10,000,020
25,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.391%, 5/2/2012	25,000,000
15,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.464%, 6/15/2012	14,999,810
20,000,000		National Australia Bank Ltd., Melbourne, 0.600%, 5/18/2012	20,000,047
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.544%, 6/18/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.544%, 6/21/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.601%, 5/8/2012	25,000,000
100,000,000		Svenska Handelsbanken, Stockholm, 0.300%, 5/25/2012 - 5/29/2012	100,000,000
40,000,000	[3]	Toronto Dominion Bank, 0.441%, 5/10/2012	40,000,000
20,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.330%, 5/16/2012	19,999,757
15,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.331%, 5/11/2012	14,997,712
		TOTAL CERTIFICATES OF DEPOSIT	784,997,421
1

Principal Amount			Value
		Collateralized Loan Agreements – 15.6%
		Finance - Banking – 15.6%
$60,000,000		Barclays Capital, Inc., 0.446% - 0.771%, 5/23/2012 - 7/24/2012	60,000,000
64,500,000		Citigroup Global Markets, Inc., 0.660% - 0.850%, 5/1/2012 - 6/29/2012	64,500,000
15,000,000		Credit Suisse Securities (USA) LLC, 0.882%, 7/26/2012	15,000,000
45,000,000		Goldman Sachs & Co., 0.436%, 5/1/2012	45,000,000
25,000,000		JPMorgan Securities LLC, 0.466%, 5/1/2012	25,000,000
70,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.466%, 5/1/2012	70,000,000
25,000,000		RBC Capital Markets, LLC, 0.304%, 5/2/2012	25,000,000
75,000,000		RBS Securities, Inc., 0.560%, 5/1/2012	75,000,000
20,000,000		Wells Fargo Securities, LLC, 0.365%, 5/1/2012	20,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	399,500,000
		Commercial Paper – 23.7%[4]
		Finance - Banking – 14.9%
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.602%, 6/15/2012	49,962,500
25,000,000	[1,2]	Commonwealth Bank of Australia, 0.602%, 6/7/2012	24,984,583
45,000,000		Credit Agricole North America, Inc., 0.400%, 5/25/2012	44,988,000
115,000,000		ING (U.S.) Funding LLC, 0.370% - 0.420%, 7/3/2012 - 7/10/2012	114,916,429
55,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.351% - 0.371%, 8/17/2012 - 9/24/2012	54,931,214
15,000,000	[1,2]	Northern Pines Funding LLC, 0.430%, 6/19/2012	14,991,221
50,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.430%, 5/16/2012	49,991,042
25,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 8/1/2012	24,974,444
		TOTAL	379,739,433
		Finance - Commercial – 2.9%
50,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.400%, 5/18/2012	49,990,556
25,000,000		General Electric Capital Corp., 0.351%, 10/4/2012	24,962,083
		TOTAL	74,952,639
		Finance - Retail – 3.9%
50,000,000	[1,2]	Alpine Securitization Corp., 0.280%, 5/24/2012	49,991,055
50,000,000	[1,2]	Salisbury Receivables Company LLC, 0.400%, 5/14/2012	49,992,778
		TOTAL	99,983,833
		Sovereign – 2.0%
50,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.400%, 7/18/2012	49,956,667
		TOTAL COMMERCIAL PAPER	604,632,572
		Corporate Bonds – 5.2%
		Diversified – 0.1%
1,417,000		General Electric Co., 5.000%, 2/1/2013	1,460,272
		Finance - Banking – 1.5%
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.360%, 5/21/2012	40,000,000
		Finance - Commercial – 3.6%
4,650,000	[3]	General Electric Capital Corp., 0.673%, 5/8/2012	4,653,218
582,000	[3]	General Electric Capital Corp., 0.677%, 5/1/2012	580,647
6,150,000		General Electric Capital Corp., 3.500%, 8/13/2012	6,198,301
2,000,000		General Electric Capital Corp., 4.250%, 6/15/2012	2,009,289
11,912,000		General Electric Capital Corp., 4.800%, 5/1/2013	12,397,427
24,223,000		General Electric Capital Corp., 5.250%, 10/19/2012	24,728,220
21,569,000		General Electric Capital Corp., 5.450%, 1/15/2013	22,308,498
19,648,000		General Electric Capital Corp., 6.000%, 6/15/2012	19,779,517
		TOTAL	92,655,117
		TOTAL CORPORATE BONDS	134,115,389
2

Principal Amount			Value
		Funding Agreement – 0.6%
		Insurance – 0.6%
$15,000,000		Metropolitan Life Insurance Co., 0.756%, 5/14/2012	15,000,000
		Loan Participation – 1.0%
		Chemicals – 1.0%
25,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 5/30/2012	25,000,000
		Notes - Variable – 10.9%[3]
		Finance - Banking – 9.4%
25,000,000		Australia & New Zealand Banking Group, Melbourne, 0.475%, 6/7/2012	25,000,000
4,965,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.300%, 5/3/2012	4,965,000
10,000,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares (Series T0014), 0.350%, 5/1/2012	10,000,000
3,490,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 1.020%, 5/2/2012	3,490,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.300%, 5/3/2012	8,235,000
837,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/3/2012	837,000
4,055,000		Cunat Capital Corp., Jackson Grove, LLC (Series 2008), (BMO Harris Bank, N.A. LOC), 0.270%, 5/3/2012	4,055,000
4,905,000		Cunat Capital Corp., The Pointe at Cedar Rapids (Series 2007), (BMO Harris Bank, N.A. LOC), 0.260%, 5/3/2012	4,905,000
50,000,000		JPMorgan Chase Bank, N.A., 0.359%, 5/29/2012	50,000,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.260%, 5/3/2012	25,000,000
10,000,000		Michigan Finance Authority, Unemployment Obligation Assessment Variable Rate Demand Revenue Bonds (Series 2011), (Citibank NA, New York LOC), 0.270%, 5/2/2012	10,000,000
5,340,000		New Hampshire Business Finance Authority, Seacast Health 1998B, (Bank of America N.A. LOC), 0.310%, 5/3/2012	5,340,000
14,104,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.200%, 5/3/2012	14,104,000
2,665,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.350%, 5/3/2012	2,665,000
7,295,000		Royal Crest Dairy, Inc., (Series 2011), (U.S. Bank, N.A. LOC), 0.340%, 5/3/2012	7,295,000
25,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.545%, 5/17/2012	25,000,000
19,485,000		Vermont State Student Assistance Corp., (Series 2008C-1), (State Street Bank and Trust Co. LOC), 0.220%, 5/3/2012	19,485,000
20,815,000		Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.240%, 5/3/2012	20,815,000
		TOTAL	241,191,000
		Finance - Commercial – 0.3%
4,000,000		General Electric Capital Corp., 0.365%, 5/21/2012	3,997,346
900,000		General Electric Capital Corp., 0.581%, 5/29/2012	899,854
250,000		General Electric Capital Corp., 0.636%, 7/27/2012	250,029
1,300,000		General Electric Capital Corp., 1.317%, 7/16/2012	1,305,214
		TOTAL	6,452,443
		Government Agency – 1.2%
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.210%, 5/3/2012	10,000,000
2,260,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.440%, 5/3/2012	2,260,000
7,400,000		LP-RE I,LLC, (Series 2011), (FHLB of Dallas LOC), 0.290%, 5/3/2012	7,400,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.240%, 5/3/2012	7,450,000
4,560,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.340%, 5/3/2012	4,560,000
		TOTAL	31,670,000
		TOTAL NOTES — VARIABLE	279,313,443
		Time Deposit – 2.2%
		Finance - Banking – 2.2%
55,000,000		Toronto Dominion Bank, 0.160%, 5/1/2012	55,000,000
		U.S. Treasury Note – 1.0%
25,000,000		United States Treasury, 3.125%, 4/30/2013	25,717,301
3

Principal Amount		Value
	Repurchase Agreement – 5.2%
$132,554,000	Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,475,702,137.	132,554,000
	TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	2,554,466,971
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(2,036,346)
	TOTAL NET ASSETS — 100%	$2,552,430,625
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $424,763,679, which represented 16.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $424,763,679, which represented 16.6% of total net assets.
3	Current rate and next reset date shown for Variable Rate Instruments.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
EDFA	— Economic Development Finance Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
LOC	— Letter of Credit

4

Federated Automated Government Money Trust

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 75.1%
$35,000,000	[1]	Interest in $943,000,000 joint repurchase agreement 0.15%, dated 4/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $943,117,875 on 5/18/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $961,912,123.	35,000,000
36,000,000	[1]	Interest in $941,000,000 joint repurchase agreement 0.16%, dated 4/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $941,121,284 on 5/16/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2020 and the market value of those underlying securities was $959,879,771.	36,000,000
35,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 3/21/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,325,000 on 6/19/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2014 and the market value of those underlying securities was $1,020,151,059.	35,000,000
100,000,000		Interest in $6,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $6,000,030,000 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2016 and the market value of those underlying securities was $6,119,357,503.	100,000,000
204,827,000		Interest in $4,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,018,889 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $4,080,019,366.	204,827,000
36,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 4/26/2012 under which Credit Suisse Securities First Boston Corp. will repurchase securities provided as collateral for $1,000,025,278 on 5/3/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2020 and the market value of those underlying securities was $1,020,016,698.	36,000,000
37,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 4/27/2012 under which Credit Suisse Securities First Boston Corp. will repurchase securities provided as collateral for $1,000,025,278 on 5/4/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2014 and the market value of those underlying securities was $1,020,012,392.	37,000,000
74,000,000		Interest in $2,600,000,000 joint repurchase agreement 0.10%, dated 4/24/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,600,050,556 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $2,652,051,629.	74,000,000
100,000,000		Interest in $1,165,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,165,005,825 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/31/2015 and the market value of those underlying securities was $1,188,300,049.	100,000,000
100,000,000		Interest in $450,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which TD Securities (USA), LLC will repurchase a security provided as collateral for $450,002,125 on 5/1/2012. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2028 and the market value of that underlying security was $459,002,294.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	757,827,000
		U.S. Treasury – 24.8%
15,000,000	[2]	United States Treasury Bills, 0.050%, 5/24/2012	14,999,521
29,500,000		United States Treasury Notes, 0.375%, 8/31/2012	29,522,919
10,000,000		United States Treasury Notes, 0.375%, 9/30/2012	10,011,446
29,000,000		United States Treasury Notes, 0.625%, 6/30/2012	29,025,441
9,000,000		United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	9,147,869
7,000,000		United States Treasury Notes, 1.375%, 5/15/2012	7,003,564
28,500,000		United States Treasury Notes, 1.375%, 9/15/2012	28,629,185
20,500,000		United States Treasury Notes, 1.375%, 10/15/2012	20,614,670
9,000,000		United States Treasury Notes, 1.375%, 1/15/2013	9,078,395
15,500,000		United States Treasury Notes, 1.375%, 2/15/2013	15,648,976
14,000,000		United States Treasury Notes, 1.375%, 3/15/2013	14,141,538
14,000,000		United States Treasury Notes, 1.500%, 7/15/2012	14,040,544
22,000,000		United States Treasury Notes, 1.875%, 6/15/2012	22,048,573
7,500,000		United States Treasury Notes, 2.750%, 2/28/2013	7,658,354
1

Principal Amount		Value
$16,000,000	United States Treasury Notes, 4.375%, 8/15/2012	16,196,580
3,000,000	United States Treasury Notes, 4.750%, 5/31/2012	3,011,424
	TOTAL U.S. TREASURY	250,778,999
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	1,008,605,999
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	779,265
	TOTAL NET ASSETS — 100%	$1,009,385,264
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Federated Capital Reserves Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES – 4.8%
		Finance - Automotive – 2.1%
$131,061,903		Ally Auto Receivables Trust 2012-2, Class A1, 0.314%, 3/15/2013	131,061,903
40,000,000		AmeriCredit Automobile Receivables Trust 2012-2, Class A1, 0.300%, 5/8/2013	40,000,000
2,990,319		CarMax Auto Owner Trust 2011-3, Class A1, 0.407%, 11/15/2012	2,990,319
13,636,488		Honda Auto Receivables Owner Trust 2011-3, Class A1, 0.398%, 10/22/2012	13,636,488
7,352,851		Santander Drive Auto Receivables Trust 2012-1, Class A1, 0.544%, 1/15/2013	7,352,851
7,890,986	[1,2]	SMART Series 2011-4US Trust, Class A1, 0.543%, 11/14/2012	7,890,986
7,997,493	[1,2]	SMART Series 2012-1US Trust, Class A1, 0.477%, 3/14/2013	7,997,492
17,000,000		Wheels SPV, LLC 2012-1, Class A1, 0.500%, 5/20/2013	17,000,000
		TOTAL	227,930,039
		Finance - Equipment – 0.3%
6,600,719		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	6,600,719
4,740,696		GE Equipment Midticket LLC, Series 2011-1, Class A1, 0.429%, 10/22/2012	4,740,696
12,143,728	[1,2]	GE Equipment Small Ticket LLC Series 2011-2, Class A1, 0.507%, 11/21/2012	12,143,728
12,634,942	[1,2]	Great America Leasing Receivables 2012-1, Class A1, 0.520%, 4/15/2013	12,634,942
		TOTAL	36,120,085
		Finance - Retail – 2.4%
30,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.440%, 2/17/2013	30,000,000
56,500,000	[1,2]	Fosse Master Issuer PLC 2011-2, Class A1, 0.440%, 10/18/2012	56,500,000
60,000,000	[1,2]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.440%, 11/21/2012	60,000,000
89,465,000	[1,2]	Holmes Master Issuer PLC 2011-3, Class A1, 0.370%, 7/15/2012	89,466,199
8,000,000	[1,2]	Holmes Master Issuer PLC 2012-1, Class A1, 0.440%, 1/15/2013	8,000,000
		TOTAL	243,966,199
		TOTAL ASSET-BACKED SECURITIES	508,016,323
		BANK NOTE – 2.6%
		Banking – 2.6%
274,000,000		Bank of America N.A., 0.440% - 0.460%, 5/9/2012 - 6/5/2012	274,000,000
		TOTAL BANK NOTE	274,000,000
		CERTIFICATES OF DEPOSIT – 26.5%
		Banking – 26.5%
200,000,000		Bank of Nova Scotia, Toronto, 0.370%, 8/28/2012	200,000,000
490,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.370%, 5/29/2012 - 6/26/2012	490,000,000
50,000,000		Barclays Bank PLC, 0.390%, 6/8/2012	50,000,000
100,000,000		Barclays Bank PLC, 0.400%, 6/6/2012	100,000,000
300,000,000		Credit Agricole Corporate and Investment Bank, 0.400%, 5/18/2012	300,000,000
50,000,000		Credit Suisse, Zurich, 0.300%, 7/5/2012	50,000,000
285,000,000		Deutsche Bank AG, 0.420% - 0.430%, 6/28/2012 - 8/1/2012	285,000,000
200,000,000		Mizuho Corporate Bank Ltd., 0.370% - 0.420%, 5/4/2012 - 6/1/2012	200,000,000
320,000,000		Mizuho Corporate Bank Ltd., 0.415% - 0.545%, 5/3/2012 - 8/2/2012	319,875,225
245,000,000		National Australia Bank Ltd., Melbourne, 0.355% - 0.600%, 5/18/2012 - 10/4/2012	245,001,348
90,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	90,000,000
250,000,000		Societe Generale, Paris, 0.500%, 6/1/2012	250,000,000
225,000,000		Svenska Handelsbanken, Stockholm, 0.300%, 5/25/2012 - 5/29/2012	225,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,804,876,573
		COLLATERALIZED LOAN AGREEMENTS – 10.7%
		Banking – 10.7%
125,000,000		Barclays Capital, Inc., 0.446% - 0.771%, 5/23/2012 - 7/24/2012	125,000,000
1

Principal Amount			Value
$327,000,000		Citigroup Global Markets, Inc., 0.618% - 0.913%, 5/1/2012 - 6/29/2012	327,000,000
385,000,000		Credit Suisse Securities (USA) LLC, 0.284% - 0.882%, 5/1/2012 - 7/26/2012	385,000,000
15,000,000		Deutsche Bank Securities, Inc., 0.568%, 5/1/2012	15,000,000
150,000,000		Goldman Sachs & Co., 0.436%, 5/1/2012	150,000,000
135,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.466% - 0.771%, 5/1/2012 - 7/23/2012	135,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,137,000,000
		COMMERCIAL PAPER – 25.2%[3]
		Aerospace/Auto – 1.5%
53,800,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.430% - 0.460%, 5/8/2012 - 6/4/2012	53,788,407
53,600,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.440% - 0.450%, 5/16/2012 - 5/23/2012	53,586,366
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.582%, 5/7/2012	49,995,167
		TOTAL	157,369,940
		Banking – 12.6%
100,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.400% - 0.420%, 5/14/2012 - 5/23/2012	99,980,195
50,000,000		Citigroup Funding, Inc., (GTD by Citigroup, Inc.), 0.571%, 5/8/2012	49,994,458
100,000,000	[1,2]	Commonwealth Bank of Australia, 0.602%, 6/7/2012	99,938,333
190,000,000	[1,2]	Danske Corp., Inc., 0.300%, 5/2/2012	189,998,417
540,000,000		ING (U.S.) Funding LLC, 0.370% - 0.451%, 5/30/2012 - 7/11/2012	539,661,056
150,000,000	[1,2]	Northern Pines Funding LLC, 0.430% - 0.441%, 6/19/2012 - 8/8/2012	149,880,972
153,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500%, 5/16/2012 - 5/17/2012	152,967,736
50,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 8/1/2012	49,948,889
		TOTAL	1,332,370,056
		Consumer Products – 0.1%
12,750,000		Clorox Co., 0.420%, 5/3/2012	12,749,702
		Finance - Automotive – 1.1%
114,000,000		FCAR Owner Trust, A1+/P1 Series, 0.552%, 7/2/2012	113,892,017
		Finance - Commercial – 3.1%
285,000,000		General Electric Capital Corp. 0.341%, 8/20/2012 - 8/27/2012	284,688,003
50,000,000	[1,2]	Starbird Funding Corp., 0.400%, 5/30/2012	49,983,889
		TOTAL	334,671,892
		Finance - Retail – 3.4%
40,000,000	[1,2]	Barton Capital LLC, 0.340%, 5/25/2012	39,990,933
249,000,000	[1,2]	Salisbury Receivables Company LLC, 0.300% - 0.400%, 5/4/2012 - 7/2/2012	248,914,128
75,000,000	[1,2]	Sheffield Receivables Corp., 0.380% - 0.410%, 5/2/2012 - 5/17/2012	74,991,271
		TOTAL	363,896,332
		Food & Beverage – 0.5%
54,500,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.460% - 0.470%, 5/2/2012 - 5/8/2012	54,498,164
		Machinery, Equipment, Auto – 0.1%
12,500,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.400% - 0.410%, 5/11/2012 - 6/4/2012	12,497,230
		Miscellaneous – 0.3%
28,750,000		Bemis Co., Inc., 0.350% - 0.400%, 5/1/2012 - 5/16/2012	28,748,578
		Oil & Oil Finance – 0.5%
53,800,000	[1,2]	Devon Energy Corp., 0.400% - 0.440%, 5/7/2012 - 6/1/2012	53,784,974
		Sovereign – 1.9%
200,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.400%, 7/23/2012	199,815,555
		Telecommunications – 0.1%
11,000,000	[1,2]	Verizon Communications, Inc., 0.310%, 5/14/2012	10,998,769
		TOTAL COMMERCIAL PAPER	2,675,293,209
2

Principal Amount			Value
		CORPORATE BONDS – 1.9%
		Banking – 1.0%
$75,000,000		JPMorgan Chase Bank, N.A., 0.360%, 5/21/2013	75,000,000
25,000,000		Wells Fargo & Co., 5.250%, 10/23/2012	25,527,790
		TOTAL	100,527,790
		Finance - Commercial – 0.9%
14,175,000		General Electric Capital Corp. 3.500%, 8/13/2012	14,282,602
6,090,000		General Electric Capital Corp. 4.250%, 6/15/2012	6,117,931
10,980,000		General Electric Capital Corp. 4.800%, 5/1/2013	11,425,314
19,550,000		General Electric Capital Corp. 5.250%, 10/19/2012	19,957,702
21,850,000		General Electric Capital Corp. 5.450%, 1/15/2013	22,599,885
19,740,000		General Electric Capital Corp. 6.000%, 6/15/2012	19,872,654
		TOTAL	94,256,088
		TOTAL CORPORATE BONDS	194,783,878
		NOTES — VARIABLE – 25.5%[4]
		Banking – 22.6%
20,150,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), (Bank of America N.A. LOC), 0.300%, 5/1/2012	20,150,000
6,055,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.340%, 5/1/2012	6,055,000
7,220,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 1.700%, 5/3/2012	7,220,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.391%, 10/4/2012	100,000,000
60,000,000		Australia & New Zealand Banking Group, Melbourne, 0.475%, 6/7/2012	60,000,000
30,000,000		Bank of Montreal, 0.390%, 5/14/2012	30,000,000
50,000,000		Bank of Montreal, 0.429%, 5/30/2012	50,000,000
113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012), 0.350%, 5/1/2012 (JPMorgan Chase Bank, N.A. LIQ)	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015), 0.350%, 5/1/2012 (JPMorgan Chase Bank, N.A. LIQ)	20,000,000
5,400,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.500%, 5/2/2012	5,400,000
5,800,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.350%, 5/3/2012	5,800,000
75,000,000		Commonwealth Bank of Australia, 0.495%, 6/1/2012	74,998,756
15,000,000	[1,2]	Commonwealth Bank of Australia, 0.513%, 5/18/2012	14,998,703
15,650,000	[1,2]	Commonwealth Bank of Australia, 0.517%, 6/22/2012	15,646,671
18,600,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A), (Bank of America N.A. LOC), 0.310%, 5/1/2012	18,600,000
50,000,000		Deutsche Bank AG, 0.716%, 7/23/2012	50,000,000
25,000,000		Fairway Finance Co. LLC, 0.270%, 10/24/2012	25,000,000
15,000,000		Fairway Finance Co. LLC, 0.280%, 8/22/2012	15,000,120
2,045,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 1.700%, 5/3/2012	2,045,000
22,645,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.430%, 5/3/2012	22,645,000
55,515,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.300%, 5/3/2012	55,515,000
5,600,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 1.700%, 5/3/2012	5,600,000
9,924,700		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.350%, 5/3/2012	9,924,700
17,700,000		Houston, TX Combined Utility System, (Series 2004B-4), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/3/2012	17,700,000
39,455,000		Illinois Finance Authority, (Series 1999 C), (Bank of America N.A. LOC), 0.300%, 5/3/2012	39,455,000
35,400,000		Indiana Development Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/2/2012	35,400,000
9,240,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance Series 2007B-3, (Mizuho Corporate Bank Ltd. LOC), 0.250%, 5/2/2012	9,240,000
3,835,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.350%, 5/3/2012	3,835,000
10,600,000		Lakeline Austin Development, LTD, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	10,600,000
13,140,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.300%, 5/3/2012	13,140,000
10,070,000		Maryland State Economic Development Corp., Human Genome Sciences, Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/1/2012	10,070,000
7,000,000		Maryland State Economic Development Corp., Human Genome Sciences, Series 2001A (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/1/2012	7,000,000
3

Principal Amount			Value
$43,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/2/2012	43,300,000
6,990,000	[1,2]	Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.250%, 5/3/2012	6,990,000
10,545,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476), (GTD by Deutsche Bank AG), 0.330%, 5/3/2012	10,545,000
25,000,000		Michigan Finance Authority, Series 2010-B, (PNC Bank, N.A. LOC), 0.240%, 5/3/2012	25,000,000
42,345,000		Michigan Higher Education Facilities Authority, (Series 2006), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/3/2012	42,345,000
15,275,000		Mississippi Business Finance Corp., Dollar Tree Distribution, Inc. Series 1998, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	15,275,000
100,000,000		National Australia Bank Ltd., Melbourne, 0.391%, 5/2/2012	100,000,000
21,285,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.200%, 5/2/2012	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.200%, 5/2/2012	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.160%, 5/2/2012	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.200%, 5/2/2012	19,450,000
37,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.250%, 5/2/2012	37,000,000
7,600,000		New York City, NY, (Fiscal 1994 Series E-4), (BNP Paribas SA LOC), 0.260%, 5/1/2012	7,600,000
67,500,000	[1,2]	Nuveen Insured Tax-Free Advantage Municipal Fund, Variable Rate MuniFund Term Preferred Shares (Series 2014), (GTD by Citibank NA, New York), 0.240%, 8/1/2014	67,500,000
3,170,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 1.700%, 5/3/2012	3,170,000
16,205,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.320%, 5/3/2012	16,205,000
4,845,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.340%, 5/1/2012	4,845,000
8,630,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.340%, 5/1/2012	8,630,000
9,260,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.350%, 5/3/2012	9,260,000
3,463,000		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.350%, 5/3/2012	3,463,000
75,000,000		Royal Bank of Canada, Montreal, 0.544%, 6/18/2012	75,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.544%, 6/21/2012	25,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.601%, 5/7/2012	100,000,000
9,605,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.350%, 5/3/2012	9,605,000
145,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.545%, 5/17/2012	145,000,000
77,950,000		Sunshine State Governmental Finance Commission, FL, (Series 2010B), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	77,950,000
150,000,000		Toronto Dominion Bank, 0.441%, 5/10/2012	150,000,000
50,000,000		Toronto Dominion Bank, 0.542%, 5/2/2012	50,000,000
79,200,000		Utah State Transit Authority, Subordinated Sales Tax Revenue Bonds (Series 2006A), (BNP Paribas SA LOC), 0.250%, 5/1/2012	79,200,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.330%, 5/16/2012	99,998,782
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.340%, 5/17/2012	100,000,000
3,180,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.240%, 5/3/2012	3,180,000
23,000,000		York County, PA IDA, KDO Properties L. P. Project, Series 2010, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.589%, 5/3/2012	23,000,000
		TOTAL	2,394,340,732
		Chemicals – 0.1%
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.280%, 5/2/2012	12,500,000
		Finance - Automotive – 0.2%
25,000,000		Toyota Motor Credit Corp., 1.466%, 7/27/2012	25,054,893
		Finance - Commercial – 0.5%
29,400,000		General Electric Capital Corp. 0.594%, 6/12/2012	29,397,366
5,790,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.270%, 5/3/2012	5,790,000
15,235,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.300%, 5/3/2012	15,235,000
4,255,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.300%, 5/3/2012	4,255,000
		TOTAL	54,677,366
		Government Agency – 0.0%
700,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.450%, 5/3/2012	700,000
4

Principal Amount		Value
	Insurance – 1.3%
$50,025,000	Broward County, FL School District, COPs (Series 2004D), (INS by Assured Guaranty Municipal Corp.), 0.550%, 5/3/2012	50,025,000
39,775,000	Illinois Health Facilities Authority, (Series 2003A), (INS by Assured Guaranty Municipal Corp.), 0.590%, 5/3/2012	39,775,000
50,000,000	Metropolitan Life Insurance Co., 0.756%, 5/14/2012	50,000,000
	TOTAL	139,800,000
	Municipal – 0.6%
20,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), 0.280%, 5/2/2012	20,000,000
13,000,000	Heard County, GA Development Authority, (First Series 2007), 0.320%, 5/1/2012	13,000,000
29,600,000	Illinois Development Finance Authority IDB, (Series 1994), 0.250%, 5/2/2012	29,600,000
	TOTAL	62,600,000
	University – 0.2%
16,000,000	University of California, Series 2011 Y-2, 0.321%, 5/1/2012	16,000,000
	TOTAL NOTES — VARIABLE	2,705,672,991
	REPURCHASE AGREEMENTS – 2.1%
105,000,000	Interest in $255,000,000, joint repurchase agreement 0.210%, dated 4/30/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $255,001,488 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2053 and the market value of those underlying securities was $260,101,517.	105,000,000
118,787,000	Interest in $750,000,000, joint repurchase agreement 0.200%, dated 4/30/2012 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,004,167 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2042 and the market value of those underlying securities was $772,504,292.	118,787,000
	TOTAL REPURCHASE AGREEMENTS	223,787,000
	U.S. TREASURY – 0.9%
95,000,000	United States Treasury Note, 3.125%, 4/30/2013	97,725,745
	TOTAL U.S. TREASURY	97,725,745
	TOTAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[5]	10,621,155,719
	OTHER ASSETS AND LIABILITIES - NET — (0.2)%[6]	(16,609,122)
	TOTAL NET ASSETS — 100%	$10,604,546,597
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $2,256,204,060, which represented 21.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $2,256,204,060, which represented 21.3% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for the interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

COPs	— Certificates of Participation
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit
SPEARs	— Short Puttable Exempt Adjustable Receipts

6

Federated Government Reserves Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 42.6%
$136,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.230% - 0.413%, 5/1/2012 - 5/21/2012	135,994,631
150,000,000	[2]	Federal Home Loan Bank System Discount Note, 0.120%, 6/20/2012	149,975,000
173,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.179% - 0.384%, 5/1/2012 - 6/20/2012	172,973,966
1,369,700,000		Federal Home Loan Bank System Notes, 0.125% - 1.375%, 5/15/2012 - 5/10/2013	1,369,798,181
110,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.075% - 0.163%, 6/11/2012 - 10/2/2012	109,953,007
550,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.181% - 0.211%, 5/1/2012 - 5/17/2012	549,849,046
247,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.191%, 5/1/2012 - 5/7/2012	246,896,281
66,630,000		Federal Home Loan Mortgage Corp. Note, 0.375%, 11/30/2012	66,699,869
264,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.070% - 0.100%, 5/2/2012 - 10/15/2012	263,925,626
410,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.201% - 0.405%, 5/1/2012 - 5/17/2012	409,860,502
114,250,000		Federal National Mortgage Association Notes, 0.500% - 4.375%, 9/15/2012 - 10/30/2012	115,459,769
1,093,558,000	[2,3,4]	Straight A Funding, LLC (unconditional liquidity support from Federal Financing Bank) Discount Notes, 0.180%, 5/1/2012 - 6/28/2012	1,093,510,146
		TOTAL GOVERNMENT AGENCIES	4,684,896,024
		U.S. TREASURY – 1.4%
50,000,000		United States Treasury Note, 0.625%, 6/30/2012	50,042,220
25,000,000		United States Treasury Note, 0.750%, 3/31/2013	25,120,523
75,000,000		United States Treasury Note, 1.375%, 9/15/2012	75,340,620
		TOTAL U.S. TREASURY	150,503,363
		REPURCHASE AGREEMENTS – 56.0%
70,000,000	[5]	Repurchase agreement 0.160%, dated 3/28/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $70,028,000 on 6/26/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2027 and the market value of those underlying securities was $71,448,673.	70,000,000
172,000,000	[5]	Repurchase agreement 0.180%, dated 4/26/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $172,077,400 on 7/25/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $175,445,242.	172,000,000
1,000,000,000		Repurchase agreement 0.200%, dated 4/30/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $1,000,005,556 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2042 and the market value of those underlying securities was $1,030,005,723.	1,000,000,000
150,000,000	[5]	Repurchase agreement 0.170%, dated 4/19/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,022,667 on 5/21/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2042 and the market value of those underlying securities was $154,508,756.	150,000,000
172,000,000	[5]	Repurchase agreement 0.200%, dated 4/17/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $172,027,711 on 5/16/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/16/2043 and the market value of those underlying securities was $177,173,780.	172,000,000
150,000,000		Interest in $255,000,000, joint repurchase agreement 0.210%, dated 4/30/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $255,001,488 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2053 and the market value of those underlying securities was $260,101,517.	150,000,000
628,000,000		Interest in $750,000,000, joint repurchase agreement 0.200%, dated 4/30/2012 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,004,167 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2042 and the market value of those underlying securities was $772,504,292.	628,000,000
400,000,000	[5]	Repurchase agreement 0.100%, dated 4/24/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $400,007,778 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2029 and the market value of those underlying securities was $408,007,970.	400,000,000
353,000,000	[5]	Repurchase agreement 0.190%, dated 2/13/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $353,169,538 on 5/14/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2042 and the market value of those underlying securities was $362,221,941.	353,000,000
1

Principal Amount			Value
$300,000,000	[5]	Repurchase agreement 0.200%, dated 4/2/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $300,151,667 on 7/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $307,638,989.	300,000,000
250,000,000		Repurchase agreement 0.210%, dated 4/30/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $250,001,458 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2041 and the market value of those underlying securities was $255,419,834.	250,000,000
1,000,000,000	[5]	Repurchase agreement 0.170%, dated 4/26/2012 under which Goldman Sachs and Co. will repurchase the securities provided as collateral for $1,000,033,056 on 5/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2039 and the market value of those underlying securities was $1,030,024,320.	1,000,000,000
1,500,000,000		Repurchase agreement 0.210%, dated 4/30/2012 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $1,500,008,750 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $1,532,448,473.	1,500,000,000
		TOTAL REPURCHASE AGREEMENTS	6,145,000,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[6]	10,980,399,387
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[7]	1,918,437
		TOTAL NET ASSETS — 100%	$10,982,317,824
1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, this restricted security amounted to $1,093,510,146, which represented 10.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, this liquid restricted security amounted to $1,093,510,146, which represented 10.0% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Federated Master Trust

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 7.5%
		Finance - Automotive – 1.5%
$34,606	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	34,606
1,525,505		Mercedes-Benz Auto Lease Trust 2012-A, Class A1, 0.344%, 4/15/2013	1,525,505
		TOTAL	1,560,111
		Finance - Equipment – 0.2%
235,740		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	235,740
		Finance - Retail – 5.8%
3,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.440%, 5/17/2012	3,000,000
1,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.440%, 5/21/2012	1,000,000
2,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.440%, 5/15/2012	2,000,000
		TOTAL	6,000,000
		TOTAL ASSET-BACKED SECURITIES	7,795,851
		Bank Note – 0.9%
		Finance - Banking – 0.9%
1,000,000		Bank of America N.A., 0.460%, 5/11/2012	1,000,000
		Certificates of Deposit – 22.7%
		Finance - Banking – 22.7%
2,500,000	[3]	Bank of Montreal, 0.390%, 5/14/2012	2,500,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.360% - 0.370%, 6/7/2012 - 7/13/2012	5,000,000
2,000,000		Credit Agricole Corporate and Investment Bank, 0.400%, 5/21/2012	2,000,000
5,000,000		Mizuho Corporate Bank Ltd., 0.525%, 5/8/2012	5,000,005
1,000,000	[3]	Royal Bank of Canada, Montreal, 0.411%, 5/11/2012	1,000,000
2,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	2,000,000
5,000,000		Svenska Handelsbanken, Stockholm, 0.300%, 5/25/2012	5,000,000
1,000,000	[3]	Toronto Dominion Bank, 0.441%, 5/10/2012	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	23,500,005
		Collateralized Loan Agreements – 10.1%
		Finance - Banking – 10.1%
1,500,000		Citigroup Global Markets, Inc., 0.669%, 5/1/2012	1,500,000
2,000,000		RBC Capital Markets, LLC, 0.542% - 0.546%, 7/2/2012 - 7/24/2012	2,000,000
3,000,000	[3]	RBS Securities, Inc., 0.560%, 5/1/2012	3,000,000
4,000,000		Wells Fargo Securities, LLC, 0.456%, 7/5/2012	4,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	10,500,000
		Commercial Paper – 28.7%[4]
		Aerospace/Auto – 1.0%
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.582%, 5/7/2012	999,904
		Finance - Banking – 20.2%
3,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.602%, 6/15/2012	2,997,750
1,000,000		Citigroup Funding, Inc., (GTD by Citigroup, Inc.), 0.581%, 6/8/2012	999,388
5,000,000		ING (U.S.) Funding LLC, 0.370% - 0.420%, 7/3/2012 - 7/11/2012	4,996,336
3,000,000	[1,2]	Matchpoint Master Trust, 0.400%, 5/30/2012	2,999,033
2,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.371%, 8/17/2012	1,997,780
3,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.430%, 5/16/2012	2,999,462
4,000,000	[1,2]	Surrey Funding Corporation, 0.400%, 5/8/2012	3,999,689
		TOTAL	20,989,438
1

Principal Amount			Value
		Finance - Commercial – 2.9%
$3,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.420%, 5/11/2012	2,999,650
		Finance - Retail – 4.6%
4,800,000	[1,2]	Alpine Securitization Corp., 0.280% - 0.300%, 5/24/2012 - 6/22/2012	4,798,378
		TOTAL COMMERCIAL PAPER	29,787,370
		Corporate Bonds – 5.7%
		Finance - Banking – 2.9%
3,000,000	[3]	JPMorgan Chase Bank, N.A., 0.360%, 5/21/2012	3,000,000
		Finance - Commercial – 2.8%
400,000	[3]	General Electric Capital Corp., 0.677%, 5/1/2012	399,070
659,000		General Electric Capital Corp., 2.800%, 1/8/2013	667,020
700,000		General Electric Capital Corp., 4.250%, 6/15/2012	703,206
1,110,000		General Electric Capital Corp., 5.250%, 10/19/2012	1,132,950
		TOTAL	2,902,246
		TOTAL CORPORATE BONDS	5,902,246
		Corporate Note – 2.0%
		Finance - Commercial – 2.0%
2,000,000		General Electric Capital Corp., 4.250%, 1/31/2013	2,055,002
		Notes — Variable – 3.5%[3]
		Finance - Banking – 1.6%
1,600,000		JPMorgan Chase Bank, N.A., 0.359%, 5/29/201	1,600,000
		Government Agency – 1.9%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.210%, 5/3/2012	2,000,000
		TOTAL NOTES — VARIABLE	3,600,000
		U.S. Treasury Note – 1.0%
		U.S. Treasury Note – 1.0%
1,000,000		United States Treasury, 3.125%, 4/30/2013	1,028,692
		Repurchase Agreement – 17.8%
18,433,000		Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,475,702,137.	18,433,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	103,602,166
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	54,370
		TOTAL NET ASSETS — 100%	$103,656,536
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $25,826,886, which represented 24.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $25,826,886, which represented 24.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
LOC	— Letter of Credit

3

Federated Municipal Trust

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.9%[1,2]
		Alabama – 2.2%
$1,990,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 1.690%, 5/3/2012	1,990,000
8,760,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.320%, 5/3/2012	8,760,000
		TOTAL	10,750,000
		Arizona – 1.0%
5,000,000	[3,4]	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.400%, 5/3/2012	5,000,000
		California – 4.1%
7,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank N.A. New York), 0.400%, 5/3/2012	7,000,000
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1), Weekly VRPDs (GTD by Citibank N.A. New York), 0.370%, 5/3/2012	13,000,000
		TOTAL	20,000,000
		Colorado – 3.5%
2,055,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/3/2012	2,055,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.40% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 6/14/2012	15,000,000
		TOTAL	17,055,000
		Connecticut – 0.2%
1,000,000		New London, CT, (Lot A), 1.50% BANs, 11/29/2012	1,004,597
		Florida – 4.1%
1,100,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.310%, 5/2/2012	1,100,000
8,000,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.370%, 5/3/2012	8,000,000
1,470,000		Martin County, FL IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 0.480%, 5/2/2012	1,470,000
1,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.380%, 5/3/2012	1,000,000
1,000,000		Southeast Volusia Hospital District, Revenue Bonds (Series 1995) Weekly VRDNs (Bert Fish Medical Center (FL))/(Bank of America N.A. LOC), 0.370%, 5/2/2012	1,000,000
7,250,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.330%, 5/1/2012	7,250,000
		TOTAL	19,820,000
		Georgia – 6.3%
16,100,000		Burke County, GA Development Authority, (First Series 2009) Daily VRDNs (Georgia Power Co.), 0.320%, 5/1/2012	16,100,000
7,000,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.330%, 5/1/2012	7,000,000
7,500,000		Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.410%, 5/2/2012	7,500,000
		TOTAL	30,600,000
		Illinois – 5.2%
3,515,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(BMO Harris Bank, N.A. LOC), 0.370%, 5/3/2012	3,515,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.500%, 5/3/2012	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.400%, 5/3/2012	4,485,000
10,870,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.420%, 5/3/2012	10,870,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.400%, 5/2/2012	3,000,000
		TOTAL	25,270,000
1

Principal Amount			Value
		Indiana – 1.2%
$6,000,000		Indiana State Finance Authority , IDRB (Series 2011) Weekly VRDNs (Modern Forge Indiana LLC)/(Fifth Third Bank, Cincinnati LOC), 0.400%, 5/4/2012	6,000,000
		Kentucky – 1.0%
1,375,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.400%, 5/3/2012	1,375,000
3,520,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.720%, 5/3/2012	3,520,000
		TOTAL	4,895,000
		Maine – 2.1%
10,000,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.360%, 5/3/2012	10,000,000
		Maryland – 2.1%
10,125,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.400%, 5/3/2012	10,125,000
		Massachusetts – 0.4%
2,000,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.300%, 5/1/2012	2,000,000
		Michigan – 4.4%
14,565,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 5/3/2012	14,565,000
6,860,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/4/2012	6,860,000
		TOTAL	21,425,000
		Mississippi – 1.6%
100,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.620%, 5/3/2012	100,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 1.25% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Mandatory Tender 12/1/2012	7,800,000
		TOTAL	7,900,000
		Missouri – 2.5%
12,235,000	[3,4]	Missouri State Environmental Improvement & Energy Resources Authority, Floater Certificates (Series 2006-1567) Weekly VRDNs (Missouri-American Water, Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.400%, 5/3/2012	12,235,000
		Multi State – 5.0%
3,500,000	[3,4]	Blackrock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares), 0.390%, 06/01/2041	3,500,000
3,196,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 5/3/2012	3,196,000
2,448,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 5/3/2012	2,448,000
5,160,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.400%, 5/3/2012	5,160,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (Barclays Bank PLC GTD), 0.370%, 5/3/2012	10,000,000
		TOTAL	24,304,000
		Nevada – 0.5%
2,595,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.640%, 5/3/2012	2,595,000
		New Jersey – 9.1%
3,000,000		Fairfield Township, NJ, 1.00% BANs, 2/21/2013	3,009,634
2,000,000		Freehold Borough, NJ, 1.75% BANs, 12/20/2012	2,008,174
2,700,000		Haddon Township, NJ, (Series 2011A), 1.50% BANs, 11/16/2012	2,707,262
3,555,000		Lacey Township, NJ, 1.75% BANs, 7/20/2012	3,559,602
6,390,762		Lodi, NJ, 1.50% BANs, 1/11/2013	6,410,551
4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.360%, 5/2/2012	4,000,000
8,595,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-624) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.330%, 5/3/2012	8,595,000
2,009,800		Oradell Borough, NJ, 1.25% BANs, 4/12/2013	2,019,811
1,000,000		Sea Girt, NJ, 2.00% BANs, 5/17/2012	1,000,237
3,504,327		Secaucus, NJ, 1.50% BANs, 6/15/2012	3,507,186
2

Principal Amount			Value
$4,442,920		Wall Township, NJ, 2.00% BANs, 6/13/2012	4,445,746
2,500,000		Wildwood Crest, NJ, 1.50% BANs, 10/17/2012	2,506,856
		TOTAL	43,770,059
		New York – 8.9%
760,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 5/3/2012	760,000
1,480,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.530%, 5/3/2012	1,480,000
5,969,188		Marathon, NY Central School District, 1.25% BANs, 7/26/2012	5,975,055
1,295,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.410%, 5/3/2012	1,295,000
22,600,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 5/2/2012	22,600,000
5,000,000		Northern Adirondack, NY Central School District, 1.50% BANs, 8/5/2012	5,008,577
6,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	6,104,322
		TOTAL	43,222,954
		Ohio – 2.3%
2,500,000		Ashtabula County, OH, 1.15% BANs, 5/24/2012	2,500,545
4,500,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.350%, 5/1/2012	4,500,000
1,273,000		Marietta, OH, 2.00% BANs, 5/17/2012	1,273,439
2,716,000		University Heights, OH, 1.25% BANs, 5/2/2012	2,716,037
		TOTAL	10,990,021
		Oklahoma – 1.7%
8,240,789	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/3/2012	8,240,789
		Pennsylvania – 1.2%
1,370,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.430%, 5/3/2012	1,370,000
4,340,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.260%, 5/2/2012	4,340,000
		TOTAL	5,710,000
		Rhode Island – 1.4%
3,000,000		Rhode Island State Health and Educational Building Corp., (Series 2006) Weekly VRDNs (Child and Family Services of Newport County)/(RBS Citizens Bank N.A. LOC), 0.350%, 5/2/2012	3,000,000
3,905,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.390%, 5/2/2012	3,905,000
		TOTAL	6,905,000
		Tennessee – 4.0%
3,900,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.400%, 5/4/2012	3,900,000
2,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.400%, 5/2/2012	2,500,000
6,910,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/4/2012	6,910,000
5,965,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/4/2012	5,965,000
		TOTAL	19,275,000
		Texas – 13.4%
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004) Weekly VRDNs (Hickory Manor Senior Apartments)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 5/3/2012	9,400,000
21,200,000		North Texas Higher Education Authority, Inc., (Series 2010E) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.310%, 5/2/2012	21,200,000
34,700,000		North Texas Tollway Authority, (Series 2011A) Weekly VRDNs (Morgan Stanley Bank, N.A. LOC), 0.340%, 5/2/2012	34,700,000
		TOTAL	65,300,000
		Virginia – 0.4%
2,125,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 5/11/2012	2,125,000
3

Principal Amount		Value
	Washington – 1.3%
$6,125,000	Port Bellingham, WA Industrial Development Corp., (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.320%, 5/3/2012	6,125,000
	Wisconsin – 7.8%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.900%, 5/3/2012	7,710,000
6,000,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.300%, 5/3/2012	6,000,000
19,325,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 5/2/2012	19,325,000
4,665,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.370%, 5/3/2012	4,665,000
	TOTAL	37,700,000
	TOTAL INVESTMENTS — 98.9% (AT AMORTIZED COST)[5]	480,342,420
	OTHER ASSETS AND LIABILITIES - NET — 1.1%[6]	5,185,442
	TOTAL NET ASSETS — 100%	$485,527,862

Securities that are subject to the federal alternative minimum tax (AMT) represent 50.6% of the Fund's portfolio as calculated based upon total market value.

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $112,499,789, which represented 23.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $112,499,789, which represented 23.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

4

As of April 30, 2012, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCR	— Pollution Control Revenue
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

5

Federated Government Obligations Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 31.6%
$525,610,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.230% - 0.413%, 5/1/2012 - 5/23/2012	525,670,639
413,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.120% - 0.180%, 6/20/2012 - 2/12/2013	412,898,190
653,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.170% - 0.384%, 5/1/2012 - 6/20/2012	652,898,976
3,787,415,000		Federal Home Loan Bank System Notes, 0.125% - 4.625%, 5/15/2012 - 5/10/2013	3,788,072,104
295,059,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.080% - 0.163%, 5/7/2012 - 10/2/2012	294,949,574
1,600,250,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.181% - 0.211%, 5/2/2012 - 5/17/2012	1,599,801,682
672,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.191%, 5/3/2012 - 5/6/2012	671,717,438
132,999,000		Federal Home Loan Mortgage Corp. Notes, 0.625% - 5.500%, 7/27/2012 - 10/30/2012	133,885,904
729,250,000	[2]	Federal National Mortgage Association Discount Notes, 0.070% - 0.100%, 5/21/2012 - 10/15/2012	729,064,314
1,149,505,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.201% - 0.405%, 5/1/2012 - 5/17/2012	1,149,199,027
200,160,000		Federal National Mortgage Association Notes, 0.500% - 1.750%, 8/10/2012 - 2/26/2013	200,731,748
429,208,100	[1]	Housing and Urban Development Floating Rate Notes, 0.668%, 5/1/2012	429,208,100
		TOTAL GOVERNMENT AGENCIES	10,588,097,696
		U.S. Treasury – 1.2%
161,000,000		United States Treasury Notes, 0.625%, 6/30/2012	161,135,948
61,000,000		United States Treasury Notes, 0.750%, 3/31/2013	61,294,077
187,000,000		United States Treasury Notes, 1.375%, 9/15/2012	187,849,279
		TOTAL U.S. TREASURY	410,279,304
		Repurchase Agreements – 67.2%
1,898,370,000		Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,475,702,137.	1,898,370,000
400,000,000	[3]	Interest in $600,000,000 joint repurchase agreement 0.15%, dated 3/30/2012 under which Bank of Montreal will repurchase securities provided as collateral for $600,080,000 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2042 and the market value of those underlying securities was $612,220,214.	400,000,000
342,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.15%, dated 2/6/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,366,667 on 5/4/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2042 and the market value of those underlying securities was $1,023,776,637.	342,000,000
206,000,000	[3]	Interest in $311,000,000 joint repurchase agreement 0.16%, dated 3/28/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $311,124,400 on 6/26/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2042 and the market value of those underlying securities was $318,021,361.	206,000,000
700,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 3/6/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,400,000 on 6/4/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2042 and the market value of those underlying securities was $1,021,699,254.	700,000,000
13,521,000	[3]	Interest in $175,705,000 joint repurchase agreement 0.16%, dated 4/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $175,728,427 on 5/17/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2041 and the market value of those underlying securities was $179,301,057.	13,521,000
525,000,000	[3]	Interest in $779,000,000 joint repurchase agreement 0.18%, dated 4/26/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $779,350,550 on 7/25/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2042 and the market value of those underlying securities was $800,680,510.	525,000,000
2,000,000,000		Interest in $6,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $6,000,030,000 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2016 and the market value of those underlying securities was $6,119,357,503.	2,000,000,000
445,104,000	[3]	Interest in $805,000,000 joint repurchase agreement 0.17%, dated 4/19/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $805,121,644 on 5/21/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2042 and the market value of those underlying securities was $829,196,986.	445,104,000
1

Principal Amount			Value
$514,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.20%, dated 4/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,125,022 on 5/16/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2050 and the market value of those underlying securities was $796,509,419.	514,000,000
545,000,000		Interest in $555,000,000 joint repurchase agreement 0.21%, dated 4/30/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $555,003,238 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/15/2046 and the market value of those underlying securities was $566,103,303.	545,000,000
250,000,000		Repurchase agreement 0.20%, dated 4/30/2012 under which Citibank NA, will repurchase securities provided as collateral for $250,001,389 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2042 and the market value of those underlying securities was $257,501,431.	250,000,000
334,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 4/26/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,016,528 on 5/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2042 and the market value of those underlying securities was $513,004,313.	334,000,000
1,000,000,000	[3]	Repurchase agreement 0.18%, dated 4/25/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,035,000 on 5/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/16/2042 and the market value of those underlying securities was $1,026,664,422.	1,000,000,000
1,854,927,000		Interest in $4,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which Credit Agricole CIB, New York, will repurchase securities provided as collateral for $4,000,018,889 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $4,080,019,366.	1,854,927,000
1,565,000,000		Interest in $2,665,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $2,665,012,585 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $2,718,302,059.	1,565,000,000
671,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 3/12/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,317,778 on 6/8/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,020,184,264.	671,000,000
1,130,000,000	[3]	Interest in $1,647,000,000 joint repurchase agreement 0.19%, dated 2/10/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,647,791,018 on 5/14/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2052 and the market value of those underlying securities was $1,687,152,487.	1,130,000,000
1,167,000,000	[3]	Interest in $1,700,000,000 joint repurchase agreement 0.20%, dated 4/2/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,700,859,444 on 7/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2042 and the market value of those underlying securities was $1,736,797,805.	1,167,000,000
1,000,000,000	[3]	Repurchase agreement 0.17%, dated 4/26/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,033,056 on 5/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2039 and the market value of those underlying securities was $1,030,024,320.	1,000,000,000
1,668,000,000	[3]	Interest in $2,500,000,000 joint repurchase agreement 0.17%, dated 4/27/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,500,082,639 on 5/4/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2042 and the market value of those underlying securities was $2,575,048,639.	1,668,000,000
250,000,000		Repurchase agreement 0.21%, dated 4/30/2012 under which HSBC Securities (USA), Inc., will repurchase securities provided as collateral for $250,001,458 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2042 and the market value of those underlying securities was $257,501,575.	250,000,000
250,000,000		Repurchase agreement 0.19%, dated 4/30/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,001,319 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/19/2017 and the market value of those underlying securities was $255,174,831.	250,000,000
534,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.20%, dated 4/25/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,400,000 on 7/24/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $824,022,962.	534,000,000
750,000,000		Repurchase agreement 0.21%, dated 4/30/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $750,004,375 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2041 and the market value of those underlying securities was $772,504,121.	750,000,000
300,000,000		Interest in $750,000,000 joint repurchase agreement 0.21%, dated 4/30/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $750,004,375 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $765,002,100.	300,000,000
2

Principal Amount			Value
$1,000,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.21%, dated 4/30/2012 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,250,007,292 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency and a U.S. Treasury security with various maturities to 3/25/2042 and the market value of those underlying securities was $1,282,844,314.	1,000,000,000
167,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.18%, dated 4/12/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $250,041,250 on 5/15/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2042 and the market value of those underlying securities was $255,700,325.	167,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $500,002,778 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2041 and the market value of those underlying securities was $510,002,834.	250,000,000
300,000,000		Repurchase agreement 0.19%, dated 4/30/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,001,583 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2030 and the market value of those underlying securities was $306,001,800.	300,000,000
450,000,000		Repurchase agreement 0.21%, dated 4/30/2012 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $450,002,625 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2042 and the market value of those underlying securities was $462,439,973.	450,000,000
		TOTAL REPURCHASE AGREEMENTS	22,479,922,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[4]	33,478,299,000
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[5]	676,414
		TOTAL NET ASSETS — 100%	$33,478,975,414
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

3

Federated Government Obligations Tax-Managed Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 62.1%
$373,000,000	[1]	Federal Farm Credit System Discount Notes, 0.060% - 0.110%, 5/3/2012 - 9/13/2012	$372,961,708
1,299,785,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.161% - 0.289%, 5/1/2012 - 5/29/2012	1,299,756,346
8,296,000		Federal Farm Credit System Note, 4.500%, 10/17/2012	8,463,345
1,657,200,000	[1]	Federal Home Loan Bank System Discount Notes, 0.030% - 0.120%, 5/1/2012 - 7/18/2012	1,656,999,778
725,845,000		Federal Home Loan Bank System Notes, 0.070% - 1.875%, 5/4/2012 - 10/30/2012	725,995,046
		TOTAL GOVERNMENT AGENCIES	4,064,176,223
		U.S. TREASURY – 40.9%
500,000,000	[1]	United States Treasury Bill, 0.055%, 5/3/2012	499,998,472
100,000,000	[1]	United States Treasury Bill, 0.080%, 6/7/2012	99,991,778
250,000,000	[1]	United States Treasury Bill, 0.105%, 5/17/2012	249,988,333
95,000,000	[1]	United States Treasury Bill, 0.150%, 11/1/2012	94,927,958
190,000,000		United States Treasury Note, 0.375%, 8/31/2012	190,146,043
70,000,000		United States Treasury Note, 0.375%, 9/30/2012	70,079,622
535,000,000		United States Treasury Note, 0.750%, 5/31/2012	535,286,889
250,000,000		United States Treasury Notes, 0.625% - 4.625%, 7/31/2012	251,822,120
678,000,000		United States Treasury Notes, 0.625% - 4.875%, 6/30/2012	680,254,120
		TOTAL U.S. TREASURY	2,672,495,335
		TOTAL INVESTMENTS — 103.0% (AT AMORTIZED COST)[3]	6,736,671,558
		OTHER ASSETS AND LIABILITIES - NET — (3.0)%[4]	(194,965,596)
		TOTAL NET ASSETS — 100%	$6,541,705,962
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

1

Federated Liberty U.S. Government Money Market Trust

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 42.0%
$2,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.230% - 0.413%, 5/1/2012 - 5/21/2012	2,749,885
2,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.120%, 6/20/2012	1,999,667
2,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.179% - 0.384%, 5/1/2012 - 6/20/2012	2,799,562
18,450,000		Federal Home Loan Bank System Notes, 0.125% - 0.400%, 5/15/2012 - 5/10/2013	18,448,484
2,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.075% - 0.163%, 6/11/2012 - 10/2/2012	1,999,112
8,240,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.181% - 0.211%, 5/2/2012 - 5/17/2012	8,237,577
4,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.191%, 5/3/2012 - 5/6/2012	3,998,315
2,000,000		Federal Home Loan Mortgage Corp. Notes, 0.515% - 5.500%, 8/20/2012 - 11/26/2012	2,017,907
3,750,000	[2]	Federal National Mortgage Association Discount Notes, 0.070% - 0.100%, 5/2/2012 - 10/15/2012	3,748,948
4,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.201% - 0.405%, 5/1/2012 - 5/17/2012	4,498,184
15,700,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.180%, 5/1/2012 - 7/10/2012	15,698,980
		TOTAL GOVERNMENT AGENCIES	66,196,621
		U.S. Treasury – 1.3%
1,000,000		United States Treasury Notes, 0.625%, 6/30/2012	1,000,844
1,000,000		United States Treasury Notes, 1.375%, 9/15/2012	1,004,542
		TOTAL U.S. TREASURY	2,005,386
		Repurchase Agreements – 56.6%
10,380,000		Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,475,702,137.	10,380,000
2,000,000	[5]	Interest in $600,000,000 joint repurchase agreement 0.15%, dated 3/30/2012 under which Bank of Montreal will repurchase securities provided as collateral for $600,080,000 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2042 and the market value of those underlying securities was $612,220,214.	2,000,000
2,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.15%, dated 2/6/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,366,667 on 5/4/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2042 and the market value of those underlying securities was $1,023,776,637.	2,000,000
1,000,000	[5]	Interest in $311,000,000 joint repurchase agreement 0.16%, dated 3/28/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $311,124,400 on 6/26/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2042 and the market value of those underlying securities was $318,021,361.	1,000,000
2,000,000	[5]	Interest in $779,000,000 joint repurchase agreement 0.18%, dated 4/26/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $779,350,550 on 7/25/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2042 and the market value of those underlying securities was $800,680,510.	2,000,000
10,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.19%, dated 4/30/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,010,556 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/4/2026 and the market value of those underlying securities was $2,041,625,548.	10,000,000
2,000,000	[5]	Interest in $805,000,000 joint repurchase agreement 0.17%, dated 4/19/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $805,121,644 on 5/21/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2042 and the market value of those underlying securities was $829,196,986.	2,000,000
3,000,000	[5]	Interest in $776,000,000 joint repurchase agreement 0.20%, dated 4/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,125,022 on 5/16/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2050 and the market value of those underlying securities was $796,509,419.	3,000,000
10,000,000		Interest in $555,000,000 joint repurchase agreement 0.21%, dated 4/30/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $555,003,238 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/15/2046 and the market value of those underlying securities was $566,103,303.	10,000,000
1

Principal Amount			Value
$2,000,000		Interest in $500,000,000 joint repurchase agreement 0.17%, dated 4/26/2012 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $500,016,528 on 5/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2042 and the market value of those underlying securities was $513,004,313.	2,000,000
3,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 3/12/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,317,778 on 6/8/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,020,184,264.	3,000,000
5,000,000	[5]	Interest in $1,647,000,000 joint repurchase agreement 0.19%, dated 2/10/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,647,791,018 on 5/14/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2052 and the market value of those underlying securities was $1,687,152,487.	5,000,000
5,000,000	[5]	Interest in $1,700,000,000 joint repurchase agreement 0.20%, dated 4/2/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,700,859,444 on 7/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2042 and the market value of those underlying securities was $1,736,797,805.	5,000,000
10,000,000		Interest in $2,250,000,000 joint repurchase agreement 0.21%, dated 4/30/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,250,013,125 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $2,317,513,520.	10,000,000
8,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.17%, dated 4/27/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,500,082,639 on 5/4/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2042 and the market value of those underlying securities was $2,575,048,639.	8,000,000
3,000,000	[5]	Interest in $800,000,000 joint repurchase agreement 0.20%, dated 4/25/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,400,000 on 7/24/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $824,022,962.	3,000,000
10,000,000		Interest in $750,000,000 joint repurchase agreement 0.21%, dated 4/30/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $750,004,375 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $765,002,100.	10,000,000
1,000,000	[5]	Interest in $250,000,000 joint repurchase agreement 0.18%, dated 4/12/2012 under which RBC Capital Markets LLC will repurchase securities provided as collateral for $250,041,250 on 5/15/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2042 and the market value of those underlying securities was $255,700,325.	1,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	89,380,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[6]	157,582,007
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[7]	164,793
		TOTAL NET ASSETS — 100%	$157,746,800
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $15,698,980, which represented 10.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $15,698,980, which represented 10.0% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

3

Federated Money Market Management

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Security – 0.1%
		Finance - Automotive – 0.1%
$34,606	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	34,606
		Bank Note – 4.4%
		Finance - Banking – 4.4%
1,000,000		Bank of America N.A., 0.460%, 5/9/2012	1,000,000
		Certificates of Deposit – 25.7%
		Finance - Banking – 25.7%
500,000	[3]	Bank of Montreal, 0.390%, 5/14/2012	500,000
1,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.370%, 6/26/2012	1,000,000
500,000		Credit Agricole Corporate and Investment Bank, 0.400%, 5/21/2012	500,000
600,000		Deutsche Bank AG, 0.430%, 7/31/2012	600,000
1,000,000		Mizuho Corporate Bank Ltd., 0.415%, 7/25/2012	999,021
600,000	[3]	National Australia Bank Ltd., Melbourne, 0.464%, 6/15/2012	599,993
600,000		Societe Generale, Paris, 0.420%, 5/11/2012	600,000
1,000,000		Svenska Handelsbanken, Stockholm, 0.300%, 5/25/2012	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	5,799,014
		Collateralized Loan Agreements – 13.3%
		Finance - Banking – 13.3%
1,000,000		Citigroup Global Markets, Inc., 0.669%, 5/1/2012	1,000,000
1,000,000		JPMorgan Securities LLC, 0.466%, 5/1/2012	1,000,000
1,000,000		Wells Fargo Securities, LLC, 0.456%, 7/5/2012	1,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,000,000
		Commercial Paper – 32.5%[4]
		Finance - Automotive – 2.2%
500,000		FCAR Owner Trust, (A1+/P1 Series), 0.552%, 7/2/2012	499,526
		Finance - Banking – 16.4%
500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.602%, 6/15/2012	499,625
900,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.400%, 7/18/2012	899,220
1,000,000		ING (U.S.) Funding LLC, 0.375%, 7/10/2012	999,271
400,000	[1,2]	Matchpoint Master Trust, 0.400%, 5/30/2012	399,871
400,000	[1,2]	National Australia Funding (Delaware), Inc., 0.371%, 8/17/2012	399,556
500,000	[1,2]	Northern Pines Funding LLC, 0.441%, 7/31/2012	499,444
		TOTAL	3,696,987
		Finance - Commercial – 5.5%
600,000	[1,2]	Atlantic Asset Securitization LLC, 0.400%, 5/18/2012	599,887
650,000	[1,2]	Starbird Funding Corp., 0.420%, 5/16/2012	649,886
		TOTAL	1,249,773
		Finance - Retail – 8.4%
1,000,000	[1,2]	Salisbury Receivables Company LLC, 0.300%, 7/2/2012	999,483
900,000	[1,2]	Sheffield Receivables Corp., 0.410%, 5/2/2012	899,990
		TOTAL	1,899,473
		TOTAL COMMERCIAL PAPER	7,345,759
		Corporate Bonds – 4.6%
		Finance - Commercial – 4.6%
767,000		General Electric Capital Corp., 5.250%, 10/19/2012	783,505
250,000		General Electric Capital Corp., 6.000%, 6/15/2012	251,655
		TOTAL CORPORATE BONDS	1,035,160
1

Principal Amount		Value
	Notes — Variable – 8.9%[3]
	Finance - Banking – 8.9%
$1,000,000	New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.200%, 5/3/2012	1,000,000
1,000,000	Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.200%, 5/3/2012	1,000,000
	TOTAL NOTES — VARIABLE	2,000,000
	Repurchase Agreement – 10.0%
2,253,000	Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to7/25/2041 and the market value of those underlying securities was $4,475,702,137.	2,253,000
	TOTAL INVESTMENTS — 99.5% (AT AMORTIZED COST)[5]	22,467,539
	OTHER ASSETS AND LIABILITIES - NET — 0.5%[6]	108,106
	TOTAL NET ASSETS — 100%	$22,575,645
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $5,881,568, which represented 26.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $5,881,568, which represented 26.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronym is used throughout this portfolio:

LOC	— Letter of Credit

2

Federated Municipal Obligations Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.4%[1,2]
		Alabama – 3.6%
$200,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.310%, 5/3/2012	200,000
7,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	7,325,000
6,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	6,000,000
8,440,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	8,440,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.410%, 5/3/2012	10,000,000
4,400,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.420%, 5/3/2012	4,400,000
25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.290%, 5/1/2012	25,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.300%, 5/3/2012	15,000,000
5,900,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.280%, 5/2/2012	5,900,000
16,010,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.320%, 5/3/2012	16,010,000
9,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.320%, 5/3/2012	9,000,000
1,480,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.330%, 5/3/2012	1,480,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/3/2012	6,000,000
10,300,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.280%, 5/2/2012	10,300,000
27,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 1.500%, 5/3/2012	27,000,000
		TOTAL	152,055,000
		Arizona – 0.5%
16,995,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2008-3256) Weekly VRDNs (Banner Health)/(Morgan Stanley Bank, N.A. LIQ), 0.400%, 5/3/2012	16,995,000
4,000,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 5/3/2012	4,000,000
		TOTAL	20,995,000
		Arkansas – 0.5%
15,000,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.310%, 5/3/2012	15,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 5/3/2012	7,100,000
		TOTAL	22,100,000
		California – 9.9%
15,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.350%, 5/1/2012	15,000,000
3,500,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.330%, 5/3/2012	3,500,000
2,730,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.370%, 5/3/2012	2,730,000
45,000,000		Big Bear Lake, CA IDRB, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(KBC Bank N.V. LOC), 0.800%, 5/2/2012	45,000,000
29,000,000	[3,4]	BlackRock MuniYield California Quality Fund, Inc., (1,665 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.370%, 5/3/2012	29,000,000
205,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.360%, 5/2/2012	205,000
2,230,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.380%, 5/2/2012	2,230,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.330%, 5/3/2012	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.350%, 5/3/2012	6,815,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.400%, 5/3/2012	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.330%, 5/3/2012	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.400%, 5/3/2012	2,940,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.330%, 5/3/2012	8,000,000
1

Principal Amount			Value
$2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.320%, 5/3/2012	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/3/2012	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/3/2012	2,000,000
1,910,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.380%, 5/2/2012	1,910,000
7,975,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Bank of America N.A. LOC), 0.430%, 5/2/2012	7,975,000
2,545,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.360%, 5/2/2012	2,545,000
2,425,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.380%, 5/2/2012	2,425,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.380%, 5/2/2012	2,805,000
61,500,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	61,650,396
30,000,000		California State, 2.00% Bonds, 9/1/2012	30,160,430
2,900,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.820%, 5/3/2012	2,900,000
4,035,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.400%, 5/3/2012	4,035,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/2/2012	8,000,000
36,606,000	[3,4]	California Statewide CDA, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.450%, 5/3/2012	36,606,000
8,925,000	[3,4]	Los Angeles County, CA, P-FLOATs (Series PT-3700) Weekly VRDNs (Windward Preservation Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.490%, 5/3/2012	8,925,000
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (956 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.370%, 5/3/2012	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.370%, 5/3/2012	15,000,000
60,695,000	[3,4]	Oakland, CA Redevelopment Agency, P-FLOATs (Series MT-176) Weekly VRDNs (Uptown Housing Partners LP)/(FHLMC LIQ)/(FHLMC LOC), 0.450%, 5/3/2012	60,695,000
11,090,000	[3,4]	San Jose, CA MFH Revenue Bonds, P-FLOATs (Series MT-654) Weekly VRDNs (North White Road Associates)/(GTD by FHLMC)/(FHLMC LIQ), 0.450%, 5/3/2012	11,090,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.27% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Mandatory Tender 10/25/2012	22,580,000
		TOTAL	422,121,826
		Colorado – 1.8%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.350%, 5/3/2012	1,020,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.330%, 5/3/2012	2,300,000
3,665,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.300%, 5/3/2012	3,665,000
215,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 5/3/2012	215,000
26,400,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.400%, 5/2/2012	26,400,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.280%, 5/3/2012	15,000,000
27,475,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 6/14/2012	27,475,000
		TOTAL	76,075,000
		Connecticut – 1.5%
7,000,000		Bridgeport, CT, 1.50% TANs, 8/15/2012	7,024,284
1,100,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	1,100,000
9,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	9,000,000
600,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.420%, 5/3/2012	600,000
8,000,000		Hartford, CT, 2.00% BANs, 4/11/2013	8,122,759
10,000,000		Killingly, CT, 1.25% BANs, 5/2/2012	10,000,196
11,000,000		Montville, CT, 1.50% BANs, 8/31/2012	11,025,516
12,000,000		Putnam, CT, 1.25% BANs, 1/16/2013	12,045,646
2

Principal Amount			Value
$5,420,000		Stafford, CT, 2.00% BANs, 8/7/2012	5,439,893
		TOTAL	64,358,294
		Delaware – 0.1%
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.470%, 5/2/2012	5,000,000
		District of Columbia – 1.0%
13,580,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.450%, 5/3/2012	13,580,000
23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.430%, 5/2/2012	23,965,000
3,745,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.360%, 5/3/2012	3,745,000
		TOTAL	41,290,000
		Florida – 4.8%
11,635,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/3/2012	11,635,000
2,955,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/3/2012	2,955,000
990,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/4/2012	990,000
9,750,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/3/2012	9,750,000
21,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.620%, 5/2/2012	21,500,000
15,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.300%, 5/2/2012	15,000
6,809,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.370%, 5/3/2012	6,809,000
6,490,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.300%, 5/2/2012	6,490,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.580%, 5/3/2012	13,500,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.380%, 5/3/2012	25,000,000
4,000,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 5/2/2012	4,000,000
45,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	45,000,000
7,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.260%, 5/1/2012	7,000,000
38,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.330%, 5/1/2012	38,785,000
9,445,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/4/2012	9,445,000
		TOTAL	202,874,000
		Georgia – 5.4%
10,145,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.400%, 5/2/2012	10,145,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.310%, 5/3/2012	9,750,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.510%, 5/3/2012	5,400,000
11,000,000		Burke County, GA Development Authority, (1st Series 2008), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	11,000,827
46,600,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.320%, 5/1/2012	46,600,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	9,300,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.280%, 5/3/2012	7,500,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	11,000,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.350%, 5/1/2012	13,870,000
3

Principal Amount			Value
$16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	16,000,000
17,760,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.300%, 5/2/2012	17,760,000
8,800,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 5/3/2012	8,800,000
2,300,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 5/3/2012	2,300,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.350%, 5/1/2012	3,800,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.350%, 5/1/2012	19,600,000
5,000,000		Oglethorpe Power Corp. Scherer Project, (First Series 1995), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	5,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.650%, 5/2/2012	10,750,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/3/2012	19,000,000
		TOTAL	227,575,827
		Hawaii – 0.2%
10,000,000		Hawaii State Airport System, (Series 2011), 2.00% Bonds, 7/1/2012	10,024,172
		Idaho – 1.2%
24,000,000		Idaho Housing And Finance Association (Class I Bonds), (Series I-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.320%, 5/2/2012	24,000,000
27,000,000		Idaho Housing And Finance Association (Class I Bonds), (Series K-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.320%, 5/2/2012	27,000,000
1,615,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.330%, 5/3/2012	1,615,000
		TOTAL	52,615,000
		Illinois – 3.7%
735,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.530%, 5/3/2012	735,000
1,140,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.370%, 5/3/2012	1,140,000
16,360,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.270%, 5/3/2012	16,360,000
14,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.340%, 5/2/2012	14,000,000
16,892,000		Chicago, IL, (Series D-1), 0.25% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 6/7/2012	16,892,000
1,345,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.350%, 5/3/2012	1,345,000
2,450,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 5/2/2012	2,450,000
600,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.700%, 5/3/2012	600,000
2,700,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(BMO Harris Bank, N.A. LOC), 0.370%, 5/3/2012	2,700,000
3,770,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 1.000%, 5/3/2012	3,770,000
3,695,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.570%, 5/3/2012	3,695,000
2,400,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 0.700%, 5/2/2012	2,400,000
780,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 1.700%, 5/3/2012	780,000
81,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.590%, 5/3/2012	81,425,000
5,085,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.320%, 5/3/2012	5,085,000
3,590,000		Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/3/2012	3,590,000
1,400,000		Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/3/2012	1,400,000
4

Principal Amount			Value
$430,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/3/2012	430,000
		TOTAL	158,797,000
		Indiana – 2.5%
4,100,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/4/2012	4,100,000
20,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2012	20,185,964
415,000		Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.440%, 5/3/2012	415,000
2,200,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/3/2012	2,200,000
12,600,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/3/2012	12,600,000
22,250,000		Indiana State Finance Authority , (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.850%, 5/2/2012	22,250,000
1,690,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.340%, 5/3/2012	1,690,000
7,400,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.340%, 5/3/2012	7,400,000
800,000		Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.410%, 5/2/2012	800,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.350%, 5/3/2012	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.310%, 5/3/2012	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.450%, 5/3/2012	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.450%, 5/3/2012	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.450%, 5/3/2012	10,000,000
1,645,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.390%, 5/2/2012	1,645,000
1,200,000		St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/3/2012	1,200,000
900,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 5/3/2012	900,000
		TOTAL	107,385,964
		Iowa – 0.4%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.550%, 5/3/2012	4,770,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.350%, 5/3/2012	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.360%, 5/3/2012	6,000,000
		TOTAL	16,070,000
		Kansas – 0.3%
11,222,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/3/2012	11,222,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co. )/(Rabobank Nederland NV, Utrecht LOC), 0.350%, 5/3/2012	3,430,000
		TOTAL	14,652,000
		Kentucky – 0.5%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.340%, 5/3/2012	5,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.310%, 5/3/2012	5,740,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.300%, 5/3/2012	10,000,000
		TOTAL	21,240,000
		Louisiana – 0.7%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/2/2012	4,900,000
5

Principal Amount			Value
$6,645,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/3/2012	6,645,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.330%, 5/3/2012	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.310%, 5/3/2012	4,630,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.300%, 5/2/2012	7,500,000
		TOTAL	28,675,000
		Maine – 1.0%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/2/2012	3,100,000
25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.360%, 5/3/2012	25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.360%, 5/3/2012	15,550,000
		TOTAL	44,065,000
		Maryland – 2.4%
465,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.440%, 5/2/2012	465,000
2,430,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.340%, 5/2/2012	2,430,000
7,500,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.340%, 5/2/2012	7,500,000
49,890,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Daily VRDNs (KBC Bank N.V. LIQ), 0.470%, 5/1/2012	49,890,000
14,525,000		Maryland Community Development Administration — Residential Revenue, (Series 2007M) Daily VRDNs (KBC Bank N.V. LIQ), 0.450%, 5/3/2012	14,525,000
4,240,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.310%, 5/3/2012	4,240,000
2,550,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.600%, 5/3/2012	2,550,000
550,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.450%, 5/4/2012	550,000
1,560,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/4/2012	1,560,000
1,820,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.420%, 5/3/2012	1,820,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.560%, 5/3/2012	13,185,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.950%, 5/1/2012	959,000
2,000,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 5/3/2012	2,000,000
		TOTAL	101,674,000
		Massachusetts – 0.7%
2,400,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Bank of America N.A. LIQ), 0.300%, 5/1/2012	2,400,000
6,800,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.250%, 5/2/2012	6,800,000
16,000,000		Framingham, MA, 3.00% BANs, 6/15/2012	16,053,529
2,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.45% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 5/14/2012	2,000,000
2,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	2,000,000
		TOTAL	29,253,529
		Michigan – 2.6%
8,575,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/4/2012	8,575,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.600%, 5/3/2012	5,500,000
1,765,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/4/2012	1,765,000
6

Principal Amount			Value
$6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.350%, 5/2/2012	6,000,000
37,870,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 5/3/2012	37,870,000
4,320,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.350%, 5/3/2012	4,320,000
2,990,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.600%, 5/3/2012	2,990,000
2,900,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/4/2012	2,900,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/3/2012	6,945,000
32,580,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652), 0.40% TOBs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 5/17/2012	32,580,000
		TOTAL	109,445,000
		Minnesota – 2.4%
600,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 5/3/2012	600,000
1,400,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 5/3/2012	1,400,000
11,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.600%, 5/4/2012	11,000,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.300%, 5/3/2012	1,700,000
1,360,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.600%, 5/3/2012	1,360,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.600%, 5/4/2012	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.600%, 5/4/2012	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.650%, 5/4/2012	5,000,000
21,950,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.600%, 5/4/2012	21,950,000
11,705,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2003) Weekly VRDNs (St. Paul Leased Housing Associates 1, LP)/(Bank of America N.A. LOC), 0.600%, 5/4/2012	11,705,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.650%, 5/4/2012	4,820,000
485,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/3/2012	485,000
		TOTAL	100,510,000
		Mississippi – 1.2%
7,450,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/3/2012	7,450,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	9,770,000
6,900,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.310%, 5/3/2012	6,900,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	6,075,000
3,620,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.300%, 5/2/2012	3,620,000
		TOTAL	52,815,000
		Missouri – 0.0%
315,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.480%, 5/3/2012	315,000
		Montana – 0.1%
3,975,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.450%, 5/3/2012	3,975,000
		Multi-State – 14.7%
27,500,000	[3,4]	BlackRock MuniEnhanced Fund, Inc., (1,425 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York) 0.390%, 5/3/2012	27,500,000
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7) Weekly VRDPs, (GTD by Bank of America N.A.), 0.450%, 5/3/2012	25,000,000
28,000,000	[3,4]	BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.390%, 5/3/2012	28,000,000
7

Principal Amount			Value
$13,570,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 5/3/2012	13,570,000
49,054,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 5/3/2012	49,054,000
2,575,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 5/3/2012	2,575,000
11,845,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 5/3/2012	11,845,000
19,200,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.400%, 5/3/2012	19,200,000
58,845,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.300%, 5/3/2012	58,845,000
10,380,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.300%, 5/3/2012	10,380,000
18,348,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.300%, 5/3/2012	18,348,000
24,586,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.300%, 5/3/2012	24,586,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.380%, 5/3/2012	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.390%, 5/3/2012	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.380%, 5/3/2012	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.360%, 5/3/2012	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.420%, 5/3/2012	25,000,000
24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.390%, 5/3/2012	24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.400%, 5/3/2012	30,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.360%, 5/3/2012	5,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.360%, 5/3/2012	25,000,000
		TOTAL	624,503,000
		Nebraska – 0.1%
1,650,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/3/2012	1,650,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.360%, 5/3/2012	2,000,000
		TOTAL	3,650,000
		Nevada – 1.6%
40,000,000		Clark County, NV Airport System, (Series 2011A), 2.00% BANs, 6/19/2012	40,074,674
8,000,000		Clark County, NV, Highway Revenue (Motor Vehicle Fuel Tax) (Series 2008B), 0.65% CP (BNP Paribas SA LOC), Mandatory Tender 5/22/2012	8,000,000
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	19,295,000
		TOTAL	67,369,674
		New Hampshire – 0.6%
25,785,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.290%, 5/1/2012	25,785,000
1,120,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.750%, 5/2/2012	1,120,000
		TOTAL	26,905,000
		New Jersey – 2.1%
9,000,000	[3,4]	BlackRock MuniYield New Jersey Fund, Inc., (1,022 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.390%, 5/3/2012	9,000,000
9,445,250		Cherry Hill, NJ, (Series 2011), 1.50% BANs, 10/17/2012	9,491,694
6,882,093		Englewood Cliffs, NJ, 1.25% BANs, 3/29/2013	6,928,794
4,168,620		Haddonfield, NJ, 1.25% BANs, 3/29/2013	4,200,698
10,000,000		Medford Township, NJ, (Series 2011A), 1.50% BANs, 7/10/2012	10,011,929
6,259,225		Metuchen Borough, NJ, 1.25% BANs, 5/24/2012	6,260,783
8

Principal Amount			Value
$6,315,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 1.000%, 5/2/2012	6,315,000
11,000,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	11,050,351
12,020,000		Sea Isle City, NJ, 1.75% BANs, 6/29/2012	12,036,321
12,000,000		Stafford Township, NJ, 1.25% BANs, 5/23/2012	12,004,658
		TOTAL	87,300,228
		New Mexico – 0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/3/2012	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/3/2012	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.350%, 5/3/2012	3,200,000
1,400,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.530%, 5/2/2012	1,400,000
		TOTAL	8,100,000
		New York – 9.3%
16,000,000		Albany, NY, 1.25% BANs, 7/6/2012	16,024,418
10,000,000		Clyde-Savannah CSD, NY, 1.25% BANs, 7/13/2012	10,010,880
13,500,000		Cortland, NY Enlarged City School District, 1.50% BANs, 7/20/2012	13,521,955
6,824,900		Hamburg Town, NY, 1.25% BANs, 7/12/2012	6,833,708
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.310%, 5/3/2012	5,590,000
16,000,000		Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	16,015,666
34,250,000		Metropolitan Transportation Authority, NY, (Series 2005E-1) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.430%, 5/3/2012	34,250,000
15,000,000		Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,028,490
4,600,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.600%, 5/3/2012	4,600,000
27,000,000		New York City Housing Development Corp., (Series J-1), 0.35% TOBs, Mandatory Tender 7/13/2012	27,000,000
25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.390%, 5/1/2012	25,000,000
26,000,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.380%, 5/3/2012	26,000,000
1,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.400%, 5/3/2012	1,700,000
25,700,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.400%, 5/3/2012	25,700,000
20,000,000		New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 0.500%, 5/2/2012	20,000,000
30,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	30,096,993
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.370%, 5/3/2012	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.370%, 5/3/2012	31,000,000
35,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	35,608,543
3,425,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.330%, 5/2/2012	3,425,000
11,775,417		Springville-Griffith Institute, NY CSD, (Series 2011A), 1.25% BANs, 6/19/2012	11,784,802
13,995,000		West Seneca, NY CSD, 1.25% BANs, 11/29/2012	14,047,348
		TOTAL	394,237,803
		North Carolina – 1.5%
24,610,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.450%, 5/3/2012	24,610,000
4,600,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.410%, 5/2/2012	4,600,000
3,460,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.240%, 5/2/2012	3,460,000
9

Principal Amount			Value
$4,415,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.240%, 5/2/2012	4,415,000
2,000,000		North Carolina HFA, (Series 17-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.240%, 5/2/2012	2,000,000
530,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.300%, 5/2/2012	530,000
8,000,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2001) Weekly VRDNs (Sampson County Disposal, Inc.)/(Bank of America N.A. LOC), 0.310%, 5/3/2012	8,000,000
4,000,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 5/3/2012	4,000,000
11,530,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.310%, 5/3/2012	11,530,000
		TOTAL	63,145,000
		North Dakota – 1.0%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.340%, 5/2/2012	30,000,000
310,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.330%, 5/3/2012	310,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.330%, 5/3/2012	12,240,000
		TOTAL	42,550,000
		Ohio – 0.8%
5,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2011), 1.00% BANs, 7/26/2012	5,005,839
30,300,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.350%, 5/1/2012	30,300,000
		TOTAL	35,305,839
		Oklahoma – 0.6%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.700%, 5/2/2012	5,200,000
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/3/2012	8,000,000
11,079,211	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/3/2012	11,079,211
		TOTAL	24,279,211
		Oregon – 0.9%
20,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 0.700%, 5/3/2012	20,000,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.350%, 5/3/2012	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.350%, 5/3/2012	10,000,000
		TOTAL	40,000,000
		Pennsylvania – 0.5%
20,000,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.650%, 5/3/2012	20,000,000
		Rhode Island – 0.4%
9,000,000		Newport, RI, 1.50% BANs, 7/6/2012	9,018,585
6,300,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.410%, 5/1/2012	6,300,000
		TOTAL	15,318,585
		South Carolina – 2.0%
10,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.330%, 5/2/2012	10,000,000
25,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.330%, 5/2/2012	25,000,000
10,000,000		South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.350%, 5/2/2012	10,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 5/3/2012	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 5/3/2012	6,225,000
13,700,000		South Carolina Jobs-EDA, (Series 2005) Weekly VRDNs (Vista Hotels Partners, LLC)/(SunTrust Bank LOC), 0.470%, 5/2/2012	13,700,000
8,145,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.430%, 5/3/2012	8,145,000
10

Principal Amount			Value
$6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.290%, 5/3/2012	6,935,000
		TOTAL	83,005,000
		South Dakota – 0.4%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc. )/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 5/3/2012	8,410,000
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.350%, 5/3/2012	4,000,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.320%, 5/3/2012	3,000,000
		TOTAL	15,410,000
		Tennessee – 2.1%
13,435,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-C) Daily VRDNs (Loudon County, TN)/(KBC Bank N.V. LOC), 0.620%, 5/1/2012	13,435,000
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.400%, 5/2/2012	5,000,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	3,500,000
5,590,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.460%, 5/3/2012	5,590,000
115,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/3/2012	115,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/3/2012	7,500,000
8,500,000		Selmer/McNairy County, TN Industrial Development Board, (Series 2008) Weekly VRDNs (United Stainless, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/3/2012	8,500,000
22,790,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.320%, 5/2/2012	22,790,000
16,150,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-1) Daily VRDNs (Hawkins County, TN)/(KBC Bank N.V. LOC), 0.620%, 5/1/2012	16,150,000
7,940,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.370%, 5/3/2012	7,940,000
		TOTAL	90,520,000
		Texas – 6.4%
49,100,000		Austin, TX Airport System, (Series 2005-3) Weekly VRDNs (Austin, TX)/(KBC Bank N.V. LOC), 0.610%, 5/3/2012	49,100,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.340%, 5/3/2012	13,775,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.340%, 5/3/2012	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.360%, 5/3/2012	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.360%, 5/3/2012	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.320%, 5/3/2012	3,000,000
11,915,000	[3,4]	Harris County, TX Housing Finance Corp., P-FLOATs (Series PT-4551) Weekly VRDNs (Bayview Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.520%, 5/3/2012	11,915,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	14,370,000
9,715,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.450%, 5/3/2012	9,715,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	100,740,000
7,180,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.300%, 5/2/2012	7,180,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 5/3/2012	52,000,000
		TOTAL	270,845,000
		Utah – 0.0%
1,290,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.390%, 5/3/2012	1,290,000
11

Principal Amount			Value
		Vermont – 0.3%
$14,500,000		Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.450%, 5/2/2012	14,500,000
		Virginia – 0.5%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/3/2012	1,000,000
1,800,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/3/2012	1,800,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	3,000,000
15,000,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.250%, 5/1/2012	15,000,000
		TOTAL	20,800,000
		Washington – 1.7%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.440%, 5/3/2012	2,400,000
365,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.400%, 5/3/2012	365,000
2,125,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.320%, 5/3/2012	2,125,000
7,435,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/3/2012	7,435,000
2,940,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.650%, 5/3/2012	2,940,000
13,650,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.310%, 5/2/2012	13,650,000
11,650,000		Washington State EDFA, (Series 2000I) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.310%, 5/2/2012	11,650,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.400%, 5/3/2012	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.400%, 5/3/2012	1,000,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.550%, 5/3/2012	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/3/2012	4,500,000
2,835,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.330%, 5/3/2012	2,835,000
4,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.300%, 5/3/2012	4,560,000
		TOTAL	70,835,000
		West Virginia – 0.2%
5,000,000		Grant County, WV County Commission, PCRB (Series 1994), 0.45% CP (Virginia Electric & Power Co.), Mandatory Tender 5/8/2012	5,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.330%, 5/3/2012	3,760,000
		TOTAL	8,760,000
		Wisconsin – 2.0%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.500%, 5/3/2012	9,500,000
4,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 5/3/2012	4,000,000
3,150,000		Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.410%, 5/3/2012	3,150,000
4,810,000		Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.370%, 5/3/2012	4,810,000
1,590,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.350%, 5/3/2012	1,590,000
1,500,000		Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/3/2012	1,500,000
6,385,000		Wisconsin Housing & EDA, (Series 2003C) Weekly VRDNs (FHLB of Chicago LIQ), 0.300%, 5/2/2012	6,385,000
31,000,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (FHLB of Chicago LIQ), 0.300%, 5/3/2012	31,000,000
21,665,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 5/2/2012	21,665,000
		TOTAL	83,600,000
12

Principal Amount		Value
	Wyoming – 0.5%
$22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.340%, 5/2/2012	22,700,000
	TOTAL MUNICIPAL INVESTMENTS — 99.4% (AT AMORTIZED COST)[5]	4,220,885,952
	OTHER ASSETS AND LIABILITIES - NET — 0.6%[6]	27,175,755
	TOTAL NET ASSETS — 100%	$4,248,061,707

Securities that are subject to the federal alternative minimum tax (AMT) represent 67.3% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $1,162,655,211, which represented 27.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $1,162,655,211, which represented 27.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

13

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

14

Federated Prime Cash Obligations Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.4%
		Aerospace/Auto – 0.1%
$25,000,000		Enterprise Fleet Financing, LLC 2012-1, Class A1, 0.460%, 5/20/2013	25,000,000
		Finance - Automotive – 0.6%
3,073,858		Ally Auto Receivables Trust 2011-5, Class A1, 0.426%, 11/15/2012	3,073,858
10,258,059		Ally Auto Receivables Trust 2012-1, Class A1, 0.485%, 1/15/2013	10,258,059
1,161,075		AmeriCredit Automobile Receivables Trust 2011-5, Class A1, 0.433%, 11/8/2012	1,161,075
3,158,087	[1,2]	Ford Credit Auto Lease Trust 2011-B, Class A1, 0.480%, 11/15/2012	3,158,087
24,000,000		Honda Auto Receivables Owner Trust 2012-2, Class A1, 0.301%, 12/17/2012	24,000,000
7,627,525		Mercedes-Benz Auto Lease Trust 2012-A, Class A1, 0.344%, 4/15/2013	7,627,525
1,250,754		Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	1,250,754
39,215,203		Santander Drive Auto Receivables Trust 2012-1, Class A1, 0.544%, 1/15/2013	39,215,203
37,104,341		Santander Drive Auto Receivables Trust 2012-2, Class A1, 0.330%, 3/15/2013	37,104,340
		TOTAL	126,848,901
		Finance - Equipment – 0.2%
40,000,000		CIT Equipment Collateral 2012-VT1, Class A1, 0.441%, 4/22/2013	40,000,000
		Finance - Retail – 1.5%
75,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.440%, 5/17/2012	75,000,000
57,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-2, Class A1, 0.440%, 5/18/2012	57,000,000
100,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.440%, 5/21/2012	100,000,000
100,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.440%, 5/15/2012	100,000,000
		TOTAL	332,000,000
		TOTAL ASSET-BACKED SECURITIES	523,848,901
		Certificates of Deposit – 39.9%
		Finance - Banking – 39.9%
400,000,000	[3]	Bank of Montreal, 0.429%, 5/31/2012	400,000,000
150,000,000	[3]	Bank of Montreal, 0.490%, 5/14/2012	150,000,000
125,000,000	[3]	Bank of Nova Scotia, Toronto, 0.310%, 5/22/2012	124,996,894
250,000,000		Bank of Nova Scotia, Toronto, 0.370%, 8/28/2012	250,000,000
600,000,000	[3]	Bank of Nova Scotia, Toronto, 0.391%, 5/8/2012	600,000,000
880,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.360% — 0.390%, 5/7/2012 — 7/13/2012	880,000,000
425,500,000		Barclays Bank PLC, 0.290% — 0.320%, 6/18/2012 — 7/9/2012	425,500,000
50,000,000		Barclays Bank PLC, 0.390%, 6/8/2012	50,000,000
170,000,000		Barclays Bank PLC, 0.500%, 5/3/2012	170,000,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.430%, 5/14/2012	300,000,000
150,000,000		Credit Suisse, Zurich, 0.300%, 7/12/2012	150,000,000
75,000,000	[3]	Credit Suisse, Zurich, 0.371%, 5/8/2012	75,000,000
125,000,000	[3]	Credit Suisse, Zurich, 0.516%, 5/25/2012	125,000,000
550,000,000		Deutsche Bank AG, 0.390% — 0.465%, 5/9/2012 — 6/5/2012	550,000,125
100,000,000	[3]	Deutsche Bank AG, 0.743%, 5/21/2012	100,000,000
690,000,000		Mizuho Corporate Bank Ltd., 0.350% — 0.400%, 5/14/2012 — 7/10/2012	690,000,000
413,000,000		Mizuho Corporate Bank Ltd., 0.415% — 0.545%, 5/3/2012 — 8/2/2012	412,952,657
578,000,000		National Australia Bank Ltd., Melbourne, 0.355% — 0.650%, 5/25/2012 — 10/4/2012	578,008,175
150,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.391%, 5/2/2012	150,000,000
100,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.475%, 6/8/2012	100,000,000
120,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.331%, 5/8/2012	120,000,000
100,000,000		Rabobank Nederland NV, Utrecht, 0.660%, 5/16/2012	100,000,000
100,000,000	[3]	Royal Bank of Canada, Montreal, 0.411%, 5/11/2012	100,000,000
1

Principal Amount			Value
$75,000,000	[3]	Royal Bank of Canada, Montreal, 0.544%, 6/18/2012	75,000,000
80,000,000	[3]	Royal Bank of Canada, Montreal, 0.544%, 6/21/2012	80,000,000
73,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	73,000,000
250,000,000	[3]	Royal Bank of Canada, Montreal, 0.601%, 5/8/2012	250,000,000
640,000,000		Svenska Handelsbanken, Stockholm, 0.265% — 0.300%, 5/7/2012 — 5/29/2012	640,000,083
300,000,000	[3]	Toronto Dominion Bank, 0.441%, 5/10/2012	300,000,000
200,000,000	[3]	Toronto Dominion Bank, 0.441%, 5/9/2012	200,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.542%, 5/2/2012	50,000,000
224,502,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.330%, 5/16/2012	224,494,538
300,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.390%, 5/14/2012	300,000,000
		TOTAL CERTIFICATES OF DEPOSIT	8,793,952,472
		Collateralized Loan Agreements – 10.2%
		Finance - Banking – 10.2%
80,000,000		BMO Capital Markets Corp., 0.314%, 5/1/2012	80,000,000
375,000,000		Barclays Capital, Inc., 0.456% — 0.771%, 5/4/2012 — 7/24/2012	375,000,000
100,000,000		Citigroup Global Markets, Inc., 0.923%, 5/4/2012	100,000,000
660,000,000		Credit Suisse Securities (USA) LLC, 0.284% — 0.882%, 5/1/2012 — 7/27/2012	660,000,000
100,000,000		Deutsche Bank Securities, Inc., 0.568%, 5/1/2012	100,000,000
345,000,000		J.P. Morgan Securities LLC, 0.416% — 0.659%, 5/1/2012 — 6/26/2012	345,000,000
200,000,000		RBC Capital Markets, LLC, 0.253%, 5/14/2012	200,000,000
375,000,000		Wells Fargo Securities, LLC, 0.365% — 0.456%, 5/1/2012 — 7/16/2012	375,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,235,000,000
		Commercial Paper – 20.5%[4]
		Aerospace/Auto – 0.4%
95,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.582%, 5/11/2012	94,984,694
		Finance - Automotive – 0.4%
95,450,000		FCAR Owner Trust, (A1+/P1 Series), 0.552%, 7/2/2012	95,359,588
		Finance - Banking – 13.4%
126,500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.602%, 6/15/2012	126,405,125
307,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.400% — 0.400%, 7/13/2012 — 7/17/2012	306,749,122
125,000,000	[1,2]	Commonwealth Bank of Australia, 0.602%, 6/7/2012	124,922,917
901,000,000		ING (U.S.) Funding LLC, 0.370% — 0.471%, 5/14/2012 — 7/13/2012	900,409,088
11,792,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.237%, 5/2/2012	11,792,000
96,600,000	[1,2]	Matchpoint Master Trust, 0.400% — 0.440%, 5/14/2012 — 5/30/2012	96,573,773
300,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.371%, 8/17/2012	299,667,000
150,000,000	[1,2]	Northern Pines Funding LLC, 0.441% — 0.441%, 7/31/2012 — 8/8/2012	149,823,389
647,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.200% — 0.430%, 5/1/2012 — 5/16/2012	646,975,037
39,000,000	[1,2]	Surrey Funding Corporation, 0.400%, 5/8/2012	38,996,967
247,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401% — 0.401%, 8/1/2012 — 8/6/2012	246,740,456
		TOTAL	2,949,054,874
		Finance - Commercial – 2.5%
251,938,000	[1,2]	Atlantic Asset Securitization LLC, 0.200% — 0.420%, 5/1/2012 — 5/14/2012	251,911,983
300,000,000		General Electric Capital Corp., 0.341% — 0.351%, 8/20/2012 — 10/4/2012	299,591,834
		TOTAL	551,503,817
		Finance - Retail – 3.8%
183,531,000	[1,2]	Alpine Securitization Corp., 0.280%, 5/24/2012	183,498,168
54,000,000	[1,2]	Barton Capital LLC, 0.200%, 5/1/2012	54,000,000
144,000,000	[1,2]	Salisbury Receivables Company LLC, 0.400% — 0.420%, 5/2/2012 — 5/7/2012	143,995,020
432,600,000	[1,2]	Sheffield Receivables Corp., 0.290% — 0.410%, 5/2/2012 — 7/11/2012	432,524,622
2

Principal Amount			Value
$8,548,000	[1,2]	Windmill Funding Corp., 0.220%, 5/4/2012	8,547,843
		TOTAL	822,565,653
		TOTAL COMMERCIAL PAPER	4,513,468,626
		Corporate Bonds – 2.0%
		Finance - Banking – 0.8%
19,300,000	[1,2]	Commonwealth Bank of Australia, 2.750%, 10/15/2012	19,502,055
13,410,000		Credit Suisse, Zurich, 3.450%, 7/2/2012	13,480,444
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.360%, 5/21/2013	150,000,000
		TOTAL	182,982,499
		Finance - Commercial – 1.2%
9,242,000	[3]	General Electric Capital Corp., 0.677%, 11/1/2012	9,234,088
8,675,000		General Electric Capital Corp., 2.800%, 1/8/2013	8,807,911
1,830,000		General Electric Capital Corp., 3.500%, 8/13/2012	1,845,382
659,000		General Electric Capital Corp., 4.250%, 6/15/2012	661,894
2,025,000		General Electric Capital Corp., 4.800%, 5/1/2013	2,107,448
155,671,000		General Electric Capital Corp., 5.250%, 10/19/2012	158,864,056
3,300,000		General Electric Capital Corp., 5.450%, 1/15/2013	3,413,318
74,164,000		General Electric Capital Corp., 6.000%, 6/15/2012	74,654,575
		TOTAL	259,588,672
		TOTAL CORPORATE BONDS	442,571,171
		Corporate Notes – 0.1%
		Finance - Banking – 0.1%
25,000,000		National Australia Bank Ltd., Melbourne, 4.950%, 7/16/2012	25,230,314
		Finance - Commercial – 0.0%
1,629,000		General Electric Capital Corp., 4.250%, 1/31/2013	1,673,800
		TOTAL CORPORATE NOTES	26,904,114
		Funding Agreement – 0.6%
		Insurance – 0.6%
125,000,000		Metropolitan Life Insurance Co., 0.756%, 5/14/2012	125,000,000
		Loan Participation – 0.5%
		Chemicals – 0.5%
113,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 5/30/2012	113,000,000
		Municipal Bond – 0.1%
		University – 0.1%
23,000,000		University of California, (Series 2011-AA), 0.480%, 7/1/2012	23,000,000
		Notes - Variable – 16.5%[3]
		Finance - Banking – 15.4%
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.260%, 5/3/2012	2,000,000
4,965,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.450%, 5/3/2012	4,965,000
1,000,000		Arizona Health Facilities Authority, (Series 2009F), (Citibank NA, New York LOC), 0.260%, 5/2/2012	1,000,000
215,000,000		Australia & New Zealand Banking Group, Melbourne, 0.391%, 5/4/2012	215,000,000
200,000,000		Australia & New Zealand Banking Group, Melbourne, 0.475%, 6/7/2012	200,000,000
15,000,000		Bank of Montreal, 0.606%, 5/14/2012	15,000,194
405,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.240%, 5/3/2012	405,000
32,100,000	[1,2]	BlackRock Investment Quality Municipal Trust, Inc., VMTP Preferred Shares (Series T0011)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/1/2012	32,100,000
56,835,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Preferred Shares (Series T0017)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/1/2012	56,835,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/1/2012	34,140,000
135,800,000	[1,2]	BlackRock MuniVest Fund II, Inc., VMTP Preferred Shares (Series T0005)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/1/2012	135,800,000
3

Principal Amount			Value
$38,405,000	[1,2]	BlackRock MuniYield Investment Quality Fund, VMTP Preferred Shares (Series T0016)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/1/2012	38,405,000
43,205,000		Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.250%, 5/2/2012	43,205,000
760,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2012	760,000
36,460,000		California Health Facilities Financing Authority, (Series 2005H), (Bank of America N.A. LOC), 0.290%, 5/2/2012	36,460,000
50,095,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.400%, 5/3/2012	50,095,000
9,425,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.230%, 5/3/2012	9,425,000
1,643,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/3/2012	1,643,000
5,345,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/3/2012	5,345,000
618,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/3/2012	618,000
804,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/3/2012	804,000
2,135,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/3/2012	2,135,000
1,002,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/3/2012	1,002,000
7,000,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/2/2012	7,000,000
93,725,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G), (Bank of America N.A. LOC), 0.300%, 5/3/2012	93,725,000
11,040,000	[1,2]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534), (GTD by Deutsche Bank AG), 0.330%, 5/3/2012	11,040,000
250,000,000		Commonwealth Bank of Australia, 0.320%, 5/19/2012	250,000,000
250,000,000		Commonwealth Bank of Australia, 0.495%, 6/1/2012	249,995,854
67,185,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	67,185,000
16,310,000		Cunat Capital Corp., Sheffield Heights (Series 2006), (BMO Harris Bank, N.A. LOC), 0.260%, 5/3/2012	16,310,000
14,935,000	[1,2]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467), (GTD by Deutsche Bank AG), 0.360%, 5/3/2012	14,935,000
3,230,000		Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.260%, 5/3/2012	3,230,000
10,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 1.620%, 5/2/2012	10,000
7,970,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (PNC Bank, N.A. LOC), 0.220%, 5/3/2012	7,970,000
14,070,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments), (Citibank NA, New York LOC), 0.300%, 5/2/2012	14,070,000
4,655,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.240%, 5/3/2012	4,655,000
5,660,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	5,660,000
7,965,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	7,965,000
20,900,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	20,900,000
47,460,000		Houston, TX Combined Utility System, (Series 2004B-5), (Lloyds TSB Bank PLC, London LOC), 0.240%, 5/3/2012	47,460,000
83,700,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1), (Bank of America N.A. LOC), 0.340%, 5/3/2012	83,700,000
36,515,000		Illinois Finance Authority, (Series 1999 C), (Bank of America N.A. LOC), 0.300%, 5/3/2012	36,515,000
6,000,000		Illinois Finance Authority, (Series 2008B), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/3/2012	6,000,000
9,915,000		J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.220%, 5/3/2012	9,915,000
250,000,000		JPMorgan Chase Bank, N.A., 0.359%, 5/29/2012	250,000,000
20,000,000		Kentucky Housing Corp., (2005 Series L)/(PNC Bank, N.A. LIQ), 0.260%, 5/2/2012	20,000,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.250%, 5/3/2012	200,000
4,845,000		Laurel County, Kentucky, Bluegrass Holdings, LLC Project (Series 2008-B), (Wells Fargo Bank, N.A. LOC), 0.260%, 5/3/2012	4,845,000
24,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H), (Bank of America N.A. LOC), 0.330%, 5/3/2012	24,330,000
19,180,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.300%, 5/3/2012	19,180,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3), 0.270%, 5/3/2012	15,000,000
11,125,000		Maine State Housing Authority, (Series 2005 C), 0.270%, 5/3/2012	11,125,000
38,410,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), (Bank of America N.A. LOC), 0.310%, 5/3/2012	38,410,000
33,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010), (Bank of America N.A. LOC), 0.280%, 5/3/2012	33,250,000
21,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.240%, 5/3/2012	21,000,000
60,000,000		Michigan Finance Authority, Unemployment Obligation Assessment Variable Rate Demand Revenue Bonds (Series 2011), (Citibank NA, New York LOC), 0.270%, 5/2/2012	60,000,000
15,000,000		Michigan Strategic Fund, (Series 2005), (Bank of Nova Scotia, Toronto LOC), 0.250%, 5/2/2012	15,000,000
23,875,000		Missouri State HEFA, (Series 2005C-2), (Bank of America N.A. LOC), 0.300%, 5/2/2012	23,875,000
2,245,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.420%, 5/3/2012	2,245,000
4

Principal Amount			Value
$2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.260%, 5/2/2012	2,565,000
68,375,000		New York City, NY, (Fiscal 2006 Series E-4), (Bank of America N.A. LOC), 0.280%, 5/3/2012	68,375,000
67,525,000		Onondaga County, NY Trust for Cultural Resources, (Series 2010A), (Bank of America N.A. LOC), 0.290%, 5/2/2012	67,525,000
26,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	26,670,000
5,930,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	5,930,000
21,430,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted), 0.300%, 5/2/2012	21,430,000
26,905,000		Port of Portland, OR Airport, (Series 2009A-2: Passenger Facility Charge Bonds), (Bank of America N.A. LOC), 0.280%, 5/3/2012	26,905,000
20,380,000		Port of Portland, OR Airport, (Subseries 18B), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/2/2012	20,380,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/2/2012	21,220,000
310,000,000		Rabobank Nederland NV, Utrecht, 0.390%, 5/14/2012	310,000,000
2,830,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.400%, 5/3/2012	2,830,000
13,000,000		Richmond County, GA Development Authority, (Series 2008A), (Bank of America N.A. LOC), 0.330%, 5/2/2012	13,000,000
350,000		Rochester, MN Health Care Facility Authority, (Series 2002-C)/(Bank of America, N.A. LIQ), 0.200%, 5/2/2012	350,000
46,060,000		Sacramento, CA Municipal Utility District, (Series 2008J), (Bank of America N.A. LOC), 0.290%, 5/3/2012	46,060,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	18,965,000
9,100,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	9,100,000
105,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.545%, 5/17/2012	105,000,000
14,125,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	14,125,000
16,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of America N.A. LOC), 0.310%, 5/2/2012	16,500,000
48,350,000		Tustin, CA USD, Special Tax District: Community Facilities District No. 07-1, (Series 2010), (Bank of America N.A. LOC), 0.270%, 5/1/2012	48,350,000
1,675,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.260%, 5/4/2012	1,675,000
49,220,000		Vermont State Student Assistance Corp., (Series 2008C-2), (State Street Bank and Trust Co. LOC), 0.220%, 5/3/2012	49,220,000
500,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.650%, 5/3/2012	500,000
3,570,000		Vulcan, Inc., (Series 2011), (Branch Banking & Trust Co. LOC), 0.220%, 5/3/2012	3,570,000
15,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.310%, 5/2/2012	15,930,000
11,000,000		Washington State Health Care Facilities Authority, (Series 2008A), (Bank of America N.A. LOC), 0.320%, 5/2/2012	11,000,000
10,600,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	10,600,000
40,900,000		Wisconsin State HEFA, (Series B-2), (Insured by Assured Guaranty Municipal Corp.), 0.590%, 5/3/2012	40,900,000
14,320,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	14,320,000
		TOTAL	3,376,838,048
		Finance - Commercial – 0.8%
30,000,000		Fairway Finance Co. LLC, 0.281%, 5/7/2012	30,000,000
25,000,000		Fairway Finance Co. LLC, 0.281%, 5/9/2012	25,000,000
103,800,000		General Electric Capital Corp., 0.594%, 6/12/2012	103,797,039
8,000,000		General Electric Capital Corp., 0.594%, 6/20/2012	7,977,940
1,000,000		General Electric Capital Corp., 0.636%, 7/27/2012	999,573
7,085,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.300%, 5/3/2012	7,085,000
		TOTAL	174,859,552
		Government Agency – 0.0%
6,675,000		The LaVonne V. Johnson Irrevocable Life Insurance Trust, (Series 2011), (FHLB of Atlanta LOC), 0.220%, 5/3/2012	6,675,000
		Insurance – 0.3%
37,155,000		Charlotte County, FL, (Series 2003A), (Insured by Assured Guaranty Municipal Corp.), 0.330%, 5/3/2012	37,155,000
33,000,000		Denver, CO City & County School District No. 01, (Series 2011 A-3), (Wells Fargo Bank, N.A. LOC, Insured by Assured Guaranty Municipal Corp.), 0.150%, 5/2/2012	33,000,000
		TOTAL	70,155,000
		University – 0.0%
5,000,000		University of California, (Series 2011 Y-2), 0.321%, 5/1/2012	5,000,000
		TOTAL NOTES - VARIABLE	3,633,527,600
5

Principal Amount		Value
	U.S. Treasury Note – 1.1%
	U.S. Treasury Note – 1.1%
$240,000,000	United States Treasury, 1.750%, 4/15/2013	243,448,506
	Repurchase Agreements – 6.4%
402,341,000	Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,475,702,137.	402,341,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.19%, dated 4/30/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,010,556 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/4/2026 and the market value of those underlying securities was $2,041,625,548.	1,000,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	1,402,341,000
	TOTAL INVESTMENTS — 100.3% (AT AMORTIZED COST)[5]	22,076,062,390
	OTHER ASSETS AND LIABILITIES - NET — (0.3)%[6]	(64,217,926)
	TOTAL NET ASSETS — 100%	$22,011,844,464
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $3,007,616,071, which represented 13.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $3,007,616,071, which represented 13.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

6

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SPEARs	— Short Puttable Exempt Adjustable Receipts
USD	— Unified School District

7

Federated Prime Management Obligations Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.1%
		Finance - Automotive – 1.1%
$13,795,990		Ally Auto Receivables Trust 2012-2, Class A1, 0.314%, 3/15/2013	13,795,990
5,206,659		Honda Auto Receivables Owner Trust 2011-3, Class A1, 0.398%, 10/22/2012	5,206,659
148,899		Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	148,899
		TOTAL	19,151,548
		Finance - Equipment – 0.2%
3,536,100		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	3,536,100
		Finance - Retail – 0.8%
10,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.440%, 5/17/2012	10,000,000
5,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.440%, 5/15/2012	5,000,000
		TOTAL	15,000,000
		TOTAL ASSET-BACKED SECURITIES	37,687,648
		Bank Note – 4.8%
		Finance - Banking – 4.8%
85,000,000		Bank of America N.A., 0.450% - 0.460%, 5/11/2012 - 5/17/2012	85,000,000
		Certificates of Deposit – 33.5%
		Finance - Banking – 33.5%
30,000,000	[3]	Bank of Montreal, 0.390%, 5/14/2012	30,000,000
20,000,000	[3]	Bank of Montreal, 0.490%, 5/14/2012	20,000,000
85,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.360% - 0.390%, 5/7/2012 - 7/13/2012	85,000,000
45,000,000		Barclays Bank PLC, 0.330% - 0.400%, 6/6/2012 - 6/15/2012	45,000,000
50,000,000	[3]	Canadian Imperial Bank of Commerce, 0.430%, 5/14/2012	50,000,000
20,000,000		Credit Agricole Corporate and Investment Bank, 0.400%, 5/18/2012	20,000,000
25,000,000	[3]	Credit Suisse, Zurich, 0.371%, 5/8/2012	25,000,000
50,000,000		Deutsche Bank AG, 0.390% - 0.465%, 5/10/2012 - 6/5/2012	50,000,031
50,000,000		Mizuho Corporate Bank Ltd., 0.370%, 5/15/2012	50,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.331%, 5/8/2012	25,000,000
30,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.390%, 5/14/2012	30,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.411%, 5/11/2012	20,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.601%, 5/8/2012	25,000,000
10,000,000		Societe Generale, Paris, 0.500%, 6/1/2012	10,000,000
50,000,000		Svenska Handelsbanken, Stockholm, 0.300%, 5/29/2012	50,000,000
40,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.340%, 5/17/2012	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	600,000,031
		Collateralized Loan Agreements – 14.4%
		Finance - Banking – 14.4%
30,000,000		Barclays Capital, Inc., 0.456%, 5/4/2012	30,000,000
51,000,000		Citigroup Global Markets, Inc., 0.660% - 0.850%, 5/1/2012 - 6/29/2012	51,000,000
40,000,000		Credit Suisse Securities (USA) LLC, 0.284% - 0.882%, 5/1/2012 - 7/27/2012	40,000,000
50,000,000		Goldman Sachs & Co., 0.436%, 5/1/2012	50,000,000
38,000,000		Mizuho Securities USA, Inc., 0.365%, 5/1/2012	38,000,000
35,000,000		RBS Securities, Inc., 0.560%, 5/1/2012	35,000,000
13,000,000		Wells Fargo Securities, LLC, 0.365%, 5/1/2012	13,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	257,000,000
1

Principal Amount			Value
		Commercial Paper – 20.3%[4]
		Finance - Banking – 13.6%
$20,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.602%, 6/15/2012	19,985,000
40,000,000		Citigroup Funding, Inc., (GTD by Citigroup, Inc.), 0.581%, 6/8/2012	39,975,511
20,000,000	[3]	Commonwealth Bank of Australia, 0.495%, 6/1/2012	19,999,668
84,000,000		ING (U.S.) Funding LLC, 0.370% - 0.471%, 5/14/2012 - 7/11/2012	83,961,322
30,000,000	[1,2]	Matchpoint Master Trust, 0.400%, 5/30/2012	29,990,334
50,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.371%, 8/17/2012	49,944,500
		TOTAL	243,856,335
		Finance - Commercial – 2.2%
40,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500%, 5/16/2012	39,991,667
		Finance - Retail – 4.5%
20,000,000	[1,2]	Alpine Securitization Corp., 0.280%, 5/24/2012	19,996,422
60,000,000	[1,2]	Sheffield Receivables Corp., 0.340%, 6/1/2012	59,982,433
		TOTAL	79,978,855
		TOTAL COMMERCIAL PAPER	363,826,857
		Corporate Bonds – 2.3%
		Finance - Commercial – 2.3%
33,950,000		General Electric Capital Corp., 5.250%, 10/19/2012	34,633,839
6,030,000		General Electric Capital Corp., 6.000%, 6/15/2012	6,070,212
		TOTAL CORPORATE BONDS	40,704,051
		Notes - Variable – 11.9%[3]
		Finance - Banking – 11.9%
25,000,000		Australia & New Zealand Banking Group, Melbourne, 0.475%, 6/7/2012	25,000,000
2,790,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.240%, 5/3/2012	2,790,000
25,000,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/1/2012	25,000,000
755,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2012	755,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 0.340%, 5/3/2012	4,350,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wells Fargo Bank, N.A. LOC), 0.420%, 5/3/2012	1,500,000
25,000,000		Fairway Finance Co. LLC, 0.281%, 5/9/2012	25,000,000
18,115,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.300%, 5/3/2012	18,115,000
8,490,000		Fun Entertainment, LLC, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	8,490,000
43,000,000		JPMorgan Chase Bank, N.A., 0.359%, 5/29/2012	43,000,000
8,315,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.350%, 5/3/2012	8,315,000
3,365,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A,) (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/1/2012	3,365,000
15,545,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.200%, 5/2/2012	15,545,000
7,195,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.240%, 5/3/2012	7,195,000
5,370,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	5,370,000
1,535,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/1/2012	1,535,000
10,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.545%, 5/17/2012	10,000,000
8,320,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B), 0.250%, 5/2/2012	8,320,000
		TOTAL NOTES — VARIABLE	213,645,000
		U.S. Treasury Note – 1.0%
18,000,000		United States Treasury, 1.750%, 4/15/2013	18,258,638
2

Principal Amount		Value
	Repurchase Agreement – 10.0%
$179,608,000	Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,475,702,137.	179,608,000
	TOTAL INVESTMENTS — 100.3% (AT AMORTIZED COST)[5]	1,795,730,225
	OTHER ASSETS AND LIABILITIES - NET — (0.3)%[6]	(5,288,244)
	TOTAL NET ASSETS — 100%	$1,790,441,981
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $269,890,356, which represented 15.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $269,890,356, which represented 15.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
LOC	— Letter of Credit
3

Federated Prime Obligations Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.2%
		Aerospace/Auto – 0.2%
$90,000,000		Enterprise Fleet Financing, LLC 2012-1, Class A1, 0.460%, 5/20/2013	90,000,000
		Finance - Automotive – 0.9%
10,246,192		Ally Auto Receivables Trust 2011-5, Class A1, 0.426%, 11/15/2012	10,246,192
14,771,604		Ally Auto Receivables Trust 2012-1, Class A1, 0.485%, 1/15/2013	14,771,604
2,322,150		AmeriCredit Automobile Receivables Trust 2011-5, Class A1, 0.433%, 11/8/2012	2,322,150
18,012,768		AmeriCredit Automobile Receivables Trust 2012-1, Class A1, 0.447%, 2/8/2013	18,012,768
18,008,267		CarMax Auto Owner Trust 2012-1, Class A1, 0.381%, 2/15/2013	18,008,267
20,392,670	[1,2]	Enterprise Fleet Financing, LLC 2011-3, Class A1, 0.589%, 11/20/2012	20,392,670
8,589,998	[1,2]	Ford Credit Auto Lease Trust 2011-B, Class A1, 0.480%, 11/15/2012	8,589,998
11,671,947	[1,2]	Ford Credit Auto Owner Trust 2012-A, Class A1, 0.449%, 2/15/2013	11,671,947
53,381,040		Honda Auto Receivables Owner Trust 2012-1, Class A1, 0.413%, 3/15/2013	53,381,040
40,000,000		Honda Auto Receivables Owner Trust 2012-2, Class A1, 0.301%, 12/17/2012	40,000,000
968,972	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	968,972
112,887,368		Mercedes-Benz Auto Lease Trust 2012-A, Class A1, 0.344%, 4/15/2013	112,887,368
103,067,612		Santander Drive Auto Receivables Trust 2012-2, Class A1, 0.330%, 3/15/2013	103,067,612
17,924,782		Volkswagen Auto Loan Enhanced Trust 2012-1, Class A1, 0.439%, 1/22/2013	17,924,782
38,023,499	[1,2]	Volvo Financial Equipment LLC 2012-1, Class A1, 0.353%, 3/15/2013	38,023,499
		TOTAL	470,268,869
		Finance - Equipment – 0.1%
40,000,000		CIT Equipment Collateral 2012-VT1, Class A1, 0.441%, 4/22/2013	40,000,000
		TOTAL ASSET-BACKED SECURITIES	600,268,869
		Bank Note – 0.7%
		Finance - Banking – 0.7%
353,000,000		Bank of America N.A., 0.450% - 0.470%, 5/8/2012 - 5/15/2012	353,000,000
		Certificates of Deposit – 37.5%
		Finance - Banking – 37.5%
125,000,000	[3]	Bank of Montreal, 0.421%, 5/4/2012	125,000,000
498,000,000	[3]	Bank of Montreal, 0.429%, 5/31/2012	498,000,000
230,000,000	[3]	Bank of Montreal, 0.490%, 5/14/2012	230,000,000
125,000,000	[3]	Bank of Nova Scotia, Toronto, 0.310%, 5/22/2012	124,996,894
500,000,000	[3]	Bank of Nova Scotia, Toronto, 0.319%, 5/29/2012	500,000,000
250,000,000		Bank of Nova Scotia, Toronto, 0.370%, 8/28/2012	250,000,000
100,000,000	[3]	Bank of Nova Scotia, Toronto, 0.371%, 5/3/2012	99,999,623
1,132,000,000	[3]	Bank of Nova Scotia, Toronto, 0.391%, 5/8/2012	1,132,000,000
2,550,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.380%, 5/10/2012 - 7/30/2012	2,550,002,992
560,500,000		Barclays Bank PLC, 0.290% - 0.330%, 6/15/2012 - 7/9/2012	560,500,000
600,000,000		Barclays Bank PLC, 0.390% - 0.460%, 5/21/2012 - 6/8/2012	600,000,000
550,000,000	[3]	Canadian Imperial Bank of Commerce, 0.430%, 5/14/2012	550,000,000
697,500,000		Credit Agricole Corporate and Investment Bank, 0.400% - 0.500%, 5/21/2012 - 6/1/2012	697,500,000
350,000,000		Credit Suisse, Zurich, 0.300% - 0.310%, 6/26/2012 - 7/12/2012	350,000,000
150,000,000	[3]	Credit Suisse, Zurich, 0.371%, 5/8/2012	150,000,000
300,000,000	[3]	Credit Suisse, Zurich, 0.542%, 5/25/2012	300,000,000
1,644,400,000		Deutsche Bank AG, 0.390% - 0.465%, 5/9/2012 - 8/1/2012	1,644,400,125
250,000,000	[3]	Deutsche Bank AG, 0.743%, 5/21/2012	250,000,000
2,553,000,000		Mizuho Corporate Bank Ltd., 0.350% - 0.420%, 5/2/2012 - 7/27/2012	2,553,000,000
150,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.391%, 5/2/2012	150,000,000
1

Principal Amount			Value
$184,400,000	[3]	National Australia Bank Ltd., Melbourne, 0.464%, 6/15/2012	184,397,669
275,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.475%, 6/8/2012	275,000,000
500,000,000		Rabobank Nederland NV, Utrecht, 0.360% - 0.660%, 5/16/2012 - 8/2/2012	500,000,000
229,000,000	[3]	Royal Bank of Canada, Montreal, 0.411%, 5/11/2012	229,000,000
150,000,000		Royal Bank of Canada, Montreal, 0.450% - 0.570%, 10/11/2012 - 1/30/2013	150,049,132
250,000,000	[3]	Royal Bank of Canada, Montreal, 0.544%, 6/18/2012	250,000,000
400,000,000	[3]	Royal Bank of Canada, Montreal, 0.544%, 6/21/2012	400,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.601%, 5/8/2012	50,000,000
405,000,000	[3]	Royal Bank of Canada, Montreal, 0.601%, 5/8/2012	405,000,000
148,900,000		Societe Generale, Paris, 0.420% - 0.500%, 5/11/2012 - 6/1/2012	148,900,000
1,650,000,000		Svenska Handelsbanken, Stockholm, 0.265% - 0.300%, 5/7/2012 - 6/8/2012	1,650,003,483
407,000,000	[3]	Toronto Dominion Bank, 0.441%, 5/10/2012	407,000,000
300,000,000	[3]	Toronto Dominion Bank, 0.441%, 5/9/2012	300,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.542%, 5/2/2012	100,000,000
175,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.390%, 5/14/2012	175,000,000
		TOTAL CERTIFICATES OF DEPOSIT	18,539,749,918
		Collateralized Loan Agreements – 10.5%
		Finance - Banking – 10.5%
70,000,000		BMO Capital Markets Corp., 0.314%, 5/1/2012	70,000,000
100,000,000		BNP Paribas Securities Corp., 0.558%, 5/21/2012	100,000,000
535,000,000		Barclays Capital, Inc., 0.446% - 0.771%, 5/23/2012 - 7/24/2012	535,000,000
450,000,000		Citigroup Global Markets, Inc., 0.872% - 0.923%, 5/4/2012	450,000,000
1,410,000,000		Credit Suisse Securities (USA) LLC, 0.264% - 0.882%, 5/1/2012 - 7/27/2012	1,410,000,000
110,000,000		Deutsche Bank Securities, Inc., 0.568%, 5/1/2012	110,000,000
876,000,000		J.P. Morgan Securities LLC, 0.416% - 0.720%, 5/1/2012 - 6/26/2012	876,000,000
994,000,000		RBC Capital Markets, LLC, 0.304% - 0.582%, 5/2/2012 - 7/24/2012	994,000,000
632,000,000		Wells Fargo Securities, LLC, 0.365% - 0.456%, 5/1/2012 - 7/16/2012	632,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,177,000,000
		Commercial Paper – 19.5%[4]
		Aerospace/Auto – 1.3%
663,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.371% - 0.582%, 5/7/2012 - 10/4/2012	662,399,586
		Diversified – 0.4%
175,000,000		General Electric Co., 0.190%, 5/11/2012	174,990,764
		Finance - Automotive – 1.4%
337,000,000		FCAR Owner Trust, A1+/P1 Series, 0.451% - 0.552%, 7/2/2012 - 10/1/2012	336,544,226
339,000,000		FCAR Owner Trust, A1/P1 Series, 0.240%, 6/1/2012 — 6/11/2012	338,923,726
		TOTAL	675,467,952
		Finance - Banking – 11.5%
180,000,000		Credit Agricole North America, Inc., 0.400%, 5/25/2012	179,952,000
196,500,000	[1,2]	Grampian Funding LLC, 0.270% - 0.270%, 5/2/2012 - 5/4/2012	196,497,071
250,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.701% - 0.711%, 7/5/2012 — 7/19/2012	249,654,097
2,462,000,000		ING (U.S.) Funding LLC, 0.370% - 0.471%, 5/14/2012 - 7/20/2012	2,460,458,817
100,000,000	[1,2]	Matchpoint Master Trust, 0.400% - 0.420%, 5/18/2012 - 5/21/2012	99,979,570
1,330,600,000	[1,2]	National Australia Funding (Delaware) Inc., 0.351% - 0.371%, 8/16/2012 - 9/24/2012	1,329,043,584
425,500,000	[1,2]	Northern Pines Funding LLC, 0.390% - 0.441%, 5/16/2012 - 8/8/2012	425,131,840
750,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.200% - 0.420%, 5/1/2012 - 5/14/2012	749,962,083
		TOTAL	5,690,679,062
		Finance - Commercial – 2.4%
320,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.400% - 0.420%, 5/11/2012 - 5/29/2012	319,934,384
635,000,000		General Electric Capital Corp., 0.341% - 0.351%, 8/27/2012 - 10/11/2012	634,043,111
2

Principal Amount			Value
$229,350,000	[1,2]	Starbird Funding Corp., 0.400% - 0.420%, 5/16/2012 - 5/24/2012	229,297,808
		TOTAL	1,183,275,303
		Finance - Retail – 2.5%
243,200,000	[1,2]	Alpine Securitization Corp., 0.300% - 0.320%, 5/4/2012 - 7/12/2012	243,112,635
260,000,000	[1,2]	Amsterdam Funding Corp., 0.270% - 0.300%, 5/7/2012 - 5/17/2012	259,986,104
30,000,000	[1,2]	Barton Capital LLC, 0.330%, 5/25/2012	29,993,400
219,100,000	[1,2]	Salisbury Receivables Company LLC, 0.350% - 0.400%, 5/4/2012 - 6/7/2012	219,038,936
350,000,000	[1,2]	Sheffield Receivables Corp., 0.290% - 0.380%, 5/16/2012 - 7/11/2012	349,908,375
129,000,000	[1,2]	Windmill Funding Corp., 0.270%, 5/7/2012 - 5/15/2012	128,990,955
		TOTAL	1,231,030,405
		TOTAL COMMERCIAL PAPER	9,617,843,072
		Corporate Bonds – 3.1%
		Diversified – 0.1%
68,085,000		General Electric Co., 5.000%, 2/1/2013	70,321,607
		Finance - Banking – 1.0%
31,768,000		Credit Suisse, Zurich, 3.450%, 7/2/2012	31,926,951
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.360%, 5/21/2012	456,500,000
25,000,000		Wells Fargo & Co., 5.250%, 10/23/2012	25,527,790
		TOTAL	513,954,741
		Finance - Commercial – 2.0%
78,781,000	[3]	General Electric Capital Corp., 0.673%, 5/8/2012	78,844,127
55,955,000	[3]	General Electric Capital Corp., 0.677%, 5/1/2012	55,964,163
51,650,000		General Electric Capital Corp., 2.800%, 1/8/2013	52,423,757
169,400,000		General Electric Capital Corp., 3.500%, 8/13/2012	170,754,489
79,161,000		General Electric Capital Corp., 4.800%, 5/1/2013	82,345,697
202,759,000		General Electric Capital Corp., 5.250%, 10/19/2012	207,076,139
48,963,000		General Electric Capital Corp., 5.450%, 1/15/2013	50,617,871
264,396,000		General Electric Capital Corp., 6.000%, 6/15/2012	266,165,367
		TOTAL	964,191,610
		TOTAL CORPORATE BONDS	1,548,467,958
		Funding Agreement – 0.3%
		Insurance – 0.3%
165,000,000		Metropolitan Life Insurance Co., 0.756%, 5/14/2012	165,000,000
		Municipal Bond – 0.1%
		University – 0.1%
37,000,000		University of California, Series 2011-AA, 0.480%, 7/1/2012	37,000,000
		Notes - Variable – 12.0%[3]
		Electrical Equipment – 0.0%
1,070,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.250%, 5/3/2012	1,070,000
		Finance - Banking – 10.8%
13,345,000		Abraham Joshua Heschel School, Series 2010, (TD Bank, N.A. LOC), 0.190%, 5/3/2012	13,345,000
1,575,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.390%, 5/3/2012	1,575,000
37,115,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008-B), (Bank of America N.A. LOC), 0.330%, 5/3/2012	37,115,000
37,280,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/3/2012	37,280,000
515,000,000		Bank of Montreal, 0.390%, 5/14/2012	515,000,000
11,100,000		Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.250%, 5/3/2012	11,100,000
25,000,000		Bay Area Toll Authority, CA, (2006 Series C-3), (Lloyds TSB Bank PLC, London LOC), 0.230%, 5/3/2012	25,000,000
7,615,000		Biddle Road Corp., Series 2004, (Wells Fargo Bank, N.A. LOC), 0.240%, 5/3/2012	7,615,000
3

Principal Amount			Value
$90,000,000	[1,2]	BlackRock Investment Quality Municipal Trust, Inc., VMTP Preferred Shares (Series T0011), 0.350%, 5/1/2012 (LIQ: JPMorgan Chase Bank N.A.)	90,000,000
133,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), 0.350%, 5/1/2012 (LIQ: JPMorgan Chase Bank N.A.)	133,050,000
37,350,000	[1,2]	BlackRock MuniHoldings Fund II, Inc., VMTP Preferred Shares (Series T0018), 0.350%, 5/1/2012 (LIQ: JPMorgan Chase Bank N.A.)	37,350,000
236,450,000	[1,2]	BlackRock MuniVest Fund II, Inc., VMTP Preferred Shares (Series T0007), 0.350%, 5/1/2012 (LIQ: JPMorgan Chase Bank N.A.)	236,450,000
4,015,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2012	4,015,000
40,000,000		Brazos River Authority, TX, (Series 2001 D-2), (Citibank NA, New York LOC), 0.260%, 5/1/2012	40,000,000
30,475,000		California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.270%, 5/2/2012	30,475,000
32,655,000		California Infrastructure & Economic Development Bank, (Series 2008B), (Bank of America N.A. LOC), 0.300%, 5/1/2012	32,655,000
45,020,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.400%, 5/3/2012	45,020,000
10,870,000		Campus Crusade for Christ, Inc., Series 1997, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	10,870,000
7,755,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	7,755,000
6,270,000		Capital Markets Access Co. LC, Series 2007 LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	6,270,000
5,190,000		Capital Markets Access Co. LC, Series 2008 Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.230%, 5/3/2012	5,190,000
642,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/3/2012	642,000
391,000		Capital One Funding Corp., Series 1995-B, (JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/3/2012	391,000
653,000		Capital One Funding Corp., Series 1996-H, (JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/3/2012	653,000
2,350,000		Castleton United Methodist Church, Inc., Series 2007-A, (U.S. Bank, N.A. LOC), 0.440%, 5/3/2012	2,350,000
5,725,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2012	5,725,000
4,920,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.230%, 5/3/2012	4,920,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3), (Bank of America N.A. LOC), 0.270%, 5/2/2012	59,850,000
55,500,000		Cleveland, OH Waterworks, (Series Q), (Bank of America N.A. LOC), 0.270%, 5/3/2012	55,500,000
520,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/3/2012	520,000
7,300,000		Connecticut HEFA, Series D Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	7,300,000
66,145,000		Cook County, IL, Series 2002 A, 0.190%, 5/2/2012	66,145,000
28,400,000		Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.290%, 5/3/2012	28,400,000
11,600,000		Denver, CO City & County School District No. 01, Series 2011 A-1, (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.200%, 5/2/2012	11,600,000
30,600,000		Denver, CO City & County School District No. 01, Series 2011 A-2, (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.250%, 5/2/2012	30,600,000
37,000,000		District of Columbia Revenue, (Series 2003), (Bank of America N.A. LOC), 0.310%, 5/3/2012	37,000,000
49,875,000		District of Columbia Revenue, (Series 2006B), (Bank of America N.A. LOC), 0.310%, 5/3/2012	49,875,000
26,950,000		District of Columbia Revenue, (Series 2008), (Bank of America N.A. LOC), 0.280%, 5/1/2012	26,950,000
7,550,000		District of Columbia Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/3/2012	7,550,000
19,520,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 0.220%, 5/3/2012	19,520,000
25,800,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-0069), (U.S. Bank, N.A. LOC), 0.230%, 5/3/2012	25,800,000
43,200,000		Florida State Municipal Power Agency, (Series 2008C), (Bank of America N.A. LOC), 0.280%, 5/1/2012	43,200,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 0.250%, 5/2/2012	33,900,000
13,730,000		Gregg County, TX HFDC, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/3/2012	13,730,000
6,955,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	6,955,000
4,835,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.330%, 5/2/2012	4,835,000
12,055,000		Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.220%, 5/2/2012	12,055,000
63,015,000		Illinois Finance Authority, (Subseries C-3A), 0.290%, 5/2/2012 (LIQ: Bank of America N.A.)	63,015,000
8,000,000		Indiana Development Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/2/2012	8,000,000
7,080,000		Intrepid Museum Foundation, (Bank of America N.A. LOC), 0.268%, 5/3/2012	7,080,000
39,085,000		Iowa Finance Authority - Health Facilities, (Series 2009D), (Bank of America N.A. LOC), 0.310%, 5/1/2012	39,085,000
35,700,000		Iowa Finance Authority - Health Facilities, (Series 2009E), (Bank of America N.A. LOC), 0.310%, 5/1/2012	35,700,000
37,115,000		JEA, FL Electric System, (Series Three 2008B-3), 0.240%, 5/2/2012 (LIQ: Bank of America N.A.)	37,115,000
4

Principal Amount			Value
$400,500,000		JPMorgan Chase Bank, N.A., 0.359%, 5/29/2012	400,499,928
3,745,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.250%, 5/2/2012	3,745,000
17,865,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance Series 2007B-2, (PNC Bank, N.A. LOC), 0.240%, 5/2/2012	17,865,000
15,425,000		Kentucky Housing Corp., (2006 Series C), 0.260%, 5/2/2012 (LIQ: PNC Bank, N.A.)	15,425,000
1,750,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.260%, 5/2/2012	1,750,000
1,195,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.260%, 5/2/2012	1,195,000
22,695,000		Leeds, AL, Series 2006-A, (JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/3/2012	22,695,000
24,060,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/2/2012	24,060,000
40,400,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-F-1), (Bank of America N.A. LOC), 0.230%, 5/3/2012	40,400,000
32,365,000		Massachusetts HEFA, (Series C 2008), (Bank of America N.A. LOC), 0.300%, 5/3/2012	32,365,000
25,000,000		Michigan Finance Authority, Series 2010-A, (Bank of America N.A. LOC), 0.260%, 5/3/2012	25,000,000
105,000,000		Michigan Finance Authority, Unemployment Obligation Assessment Variable Rate Demand Revenue Bonds (Series 2011), (Citibank NA, New York LOC), 0.270%, 5/2/2012	105,000,000
19,300,000		Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.320%, 5/2/2012	19,300,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.320%, 5/3/2012	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.680%, 5/3/2012	10,000,000
6,610,000		Mississippi Business Finance Corp., Series 2002, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	6,610,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.300%, 5/2/2012	14,000,000
12,700,000		Montgomery County, MD EDA, (Series 2008), (Bank of America N.A. LOC), 0.340%, 5/3/2012	12,700,000
8,575,317	[1,2]	Nevada Housing Division, GS Trust (Series 2007-116TP), (Wells Fargo & Co. LOC), 0.290%, 5/3/2012	8,575,317
9,403,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.200%, 5/3/2012	9,403,000
21,700,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B), (Bank of America N.A. LOC), 0.300%, 5/3/2012	21,700,000
11,400,000		New Mexico State Finance Authority, Series 2008-D, (Royal Bank of Canada, Montreal LOC), 0.200%, 5/3/2012	11,400,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.320%, 5/2/2012	15,600,000
42,000,000		New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.290%, 5/2/2012	42,000,000
70,000,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.260%, 5/3/2012	70,000,000
25,130,000		New York State HFA, 8 East 102nd Street Housing (Series 2010A), (Bank of America N.A. LOC), 0.300%, 5/2/2012	25,130,000
9,900,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.280%, 5/3/2012	9,900,000
73,800,000		Novant Health, Inc., Series 1997, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/2/2012	73,800,000
10,700,000		Ohio State Higher Educational Facility Commission, (Series A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/3/2012	10,700,000
4,955,000		Palm Desert Financing Authority, Emergency Independence Progam Series 2009, (Wells Fargo Bank, N.A. LOC), 0.260%, 5/3/2012	4,955,000
4,665,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2012	4,665,000
51,785,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.590%, 5/3/2012	51,785,000
7,645,000		Port of Portland, OR Airport, (Subseries 18A), (U.S. Bank, N.A. LOC), 0.270%, 5/2/2012	7,645,000
51,000,000		Port of Tacoma, WA, (Series 2008B: Subordinate Lien), (Bank of America N.A. LOC), 0.280%, 5/1/2012	51,000,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, Series 1998-B2, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/2/2012	21,220,000
8,800,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.330%, 5/3/2012	8,800,000
200,000,000		Rabobank Nederland NV, Utrecht, 0.331%, 5/8/2012	200,000,000
385,000,000		Rabobank Nederland NV, Utrecht, 0.390%, 5/14/2012	385,000,000
16,545,000		Reading, PA, Series 2008-D, (PNC Bank, N.A. LOC), 0.210%, 5/3/2012	16,545,000
13,335,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.320%, 5/3/2012	13,335,000
64,965,000		Richmond County, GA Development Authority, (Series 2008A), (Bank of America N.A. LOC), 0.330%, 5/2/2012	64,965,000
39,300,000		Rochester, MN Health Care Facility Authority, (Series 2002A), 0.200%, 5/2/2012 (LIQ: Bank of America N.A.)	39,300,000
6,475,000		Roman Catholic Bishop of San Jose, CA, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	6,475,000
5,000,000		Sabri Arac, The Quarry Lane School Series 2005, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	5,000,000
29,000,000		Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.200%, 5/3/2012	29,000,000
13,095,000		San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/2/2012	13,095,000
5

Principal Amount			Value
$41,700,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 36A), (Wells Fargo Bank, N.A. LOC), 0.240%, 5/2/2012	41,700,000
7,105,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A), (Bank of America N.A. LOC), 0.400%, 5/3/2012	7,105,000
11,730,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 1.290%, 5/3/2012	11,730,000
780,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.450%, 5/3/2012	780,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.300%, 5/2/2012	25,000,000
23,445,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.300%, 5/2/2012	23,445,000
33,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of America N.A. LOC), 0.310%, 5/2/2012	33,500,000
16,760,000		The Chestnut Partnership, Series 1999, (Bank of America N.A. LOC), 0.280%, 5/3/2012	16,760,000
35,645,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB), (Assured Guaranty Municipal Corp. INS), 0.400%, 5/2/2012	35,645,000
28,365,000		Urban Campus Environments LLC, Series 2006, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	28,365,000
63,315,000		Vermont State Student Assistance Corp., (Series 2008C-1), (State Street Bank and Trust Co. LOC), 0.220%, 5/3/2012	63,315,000
800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/2/2012	800,000
8,000,000		Vulcan, Inc., Series 2012, (Branch Banking & Trust Co. LOC), 0.240%, 5/1/2012	8,000,000
515,000,000		Westpac Banking Corp. Ltd., Sydney, 0.330%, 5/16/2012	514,993,723
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.331%, 5/3/2012	399,992,864
44,000,000		Westpac Banking Corp. Ltd., Sydney, 0.340%, 5/17/2012	44,000,000
7,680,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.190%, 5/3/2012	7,680,000
		TOTAL	5,318,325,832
		Finance - Commercial – 0.6%
25,000,000		Fairway Finance Co. LLC, 0.270%, 5/24/2012	25,000,000
30,000,000		Fairway Finance Co. LLC, 0.280%, 5/16/2012	30,000,000
30,000,000		Fairway Finance Co. LLC, 0.280%, 5/19/2012	30,000,000
50,000,000		Fairway Finance Co. LLC, 0.280%, 5/22/2012	50,000,000
40,000,000	[1,2]	Fairway Finance Co. LLC, 0.281%, 5/11/2012	40,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.281%, 5/9/2012	25,000,000
50,000,000		Fairway Finance Co. LLC, 0.281%, 5/9/2012	50,000,000
13,715,000	[1,2]	The Anderson's, Inc., Series 2008, (General Electric Capital Corp. LOC), 0.270%, 5/3/2012	13,715,000
		TOTAL	263,715,000
		Government Agency – 0.3%
24,150,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 0.240%, 5/3/2012	24,150,000
6,070,000		California HFA, Series 2006 B, 0.180%, 5/2/2012 (GTD: FNMA)	6,070,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.210%, 5/3/2012	36,020,000
3,755,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 0.340%, 5/3/2012	3,755,000
8,290,000		Helmholdt Capital, LLC, Series 2007-A, (FHLB of San Francisco LOC), 0.260%, 5/3/2012	8,290,000
11,340,000		Holland-Sheltair Aviation Funding LLC, Series 2005-B, (FHLB of Atlanta LOC), 0.230%, 5/3/2012	11,340,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project Series 2012, (FHLB of Chicago LOC), 0.250%, 5/2/2012	6,040,000
10,355,000		Tack Capital Co., (FHLB of New York LOC), 0.210%, 5/3/2012	10,355,000
56,000,000		Varenna LLC, Varenna at Fountain Grove Project Series 2011-A, (FHLB of San Francisco LOC), 0.240%, 5/3/2012	56,000,000
		TOTAL	162,020,000
		Insurance – 0.1%
35,400,000	[1,2]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), (Assured Guaranty Municipal Corp. INS, GTD by Deutsche Bank AG), 0.360%, 5/3/2012	35,400,000
14,220,000	[1,2]	North Texas Tollway Authority, SPEARs (Series DBE-626), (Assured Guaranty Municipal Corp. INS, GTD by Deutsche Bank AG), 0.330%, 5/3/2012	14,220,000
		TOTAL	49,620,000
		Municipal – 0.0%
10,885,000		Montgomery County, PA Redevelopment Authority, Parking Revenue Bonds 2007, (GTD by Montgomery County, PA), 0.230%, 5/3/2012	10,885,000
		University – 0.2%
68,000,000		University of California, Series 2011 Y-2, 0.321%, 5/1/2012	68,000,000
6

Principal Amount		Value
$17,000,000	University of California, Series 2011 Z-1, 0.200%, 5/3/2012	17,000,000
17,000,000	University of California, Series 2011 Z-2, 0.170%, 5/3/2012	17,000,000
	TOTAL	102,000,000
	TOTAL NOTES — VARIABLE	5,907,635,832
	Time DepositS – 2.8%
	Finance - Banking – 2.8%
600,000,000	Credit Agricole Corporate and Investment Bank, 0.210%, 5/1/2012	600,000,000
300,000,000	Societe Generale, Paris, 0.160%, 5/1/2012	300,000,000
500,000,000	Svenska Handelsbanken, Stockholm, 0.160%, 5/1/2012	500,000,000
	TOTAL TIME DEPOSITS	1,400,000,000
	Variable Medium Term Notes – 0.2%[3]
	Finance - Commercial – 0.2%
6,300,000	General Electric Capital Corp., 0.594%, 6/12/2012	6,299,868
100,000,000	General Electric Capital Corp., 0.636%, 7/27/2012	100,005,302
3,860,000	General Electric Capital Corp., 1.393%, 5/22/2012	3,893,505
	TOTAL VARIABLE MEDIUM TERM NOTES	110,198,675
	U.S. Treasury NoteS – 1.0%
	U.S. Treasury Notes – 1.0%
154,000,000	United States Treasury, 1.750%, 4/15/2013	156,212,791
330,000,000	United States Treasury, 3.125%, 4/30/2013	339,468,378
	TOTAL U.S. TREASURY NOTES	495,681,169
	Repurchase Agreements – 11.3%
429,540,000	Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,475,702,137.	429,540,000
550,000,000	Repurchase agreement 0.20%, dated 4/30/2012 under which Bank of Montreal will repurchase securities provided as collateral for $550,003,056 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $561,003,181.	550,000,000
890,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.19%, dated 4/30/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,010,556 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/4/2026 and the market value of those underlying securities was $2,041,625,548.	890,000,000
1,000,000,000	Repurchase agreement 0.20%, dated 4/30/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,000,005,556 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2021 and the market value of those underlying securities was $1,020,003,484.	1,000,000,000
500,000,000	Repurchase agreement 0.17%, dated 4/30/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,002,361 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $510,002,506.	500,000,000
2,240,000,000	Interest in $2,250,000,000 joint repurchase agreement 0.21%, dated 4/30/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,250,013,125 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $2,317,513,520.	2,240,000,000
	TOTAL REPURCHASE AGREEMENTS	5,609,540,000
	TOTAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[5]	49,561,385,493
	OTHER ASSETS AND LIABILITIES - NET — (0.2)%[6]	(78,281,348)
	TOTAL NET ASSETS — 100%	$49,483,104,145

7

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $4,571,192,065, which represented 9.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $4,571,192,065, which represented 9.2% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost , which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
INS	— Insured
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SPEARs	— Short Puttable Exempt Adjustable Receipts

8

Federated Prime Value Obligations Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 3.6%
		Finance - Automotive – 1.2%
$19,000,000		AmeriCredit Automobile Receivables Trust 2012-2, Class A1, 0.300%, 5/8/2013	19,000,000
12,396,808		Honda Auto Receivables Owner Trust 2011-3, Class A1, 0.398%, 10/22/2012	12,396,808
31,951,848		Nissan Auto Lease Trust 2012-A, Class A1, 0.344%, 3/15/2013	31,951,848
5,331,662	[1,2]	SMART Series 2012-1US Trust, Class A1, 0.477%, 3/14/2013	5,331,662
833,836		Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	833,836
4,901,901		Santander Drive Auto Receivables Trust 2012-1, Class A1, 0.544%, 1/15/2013	4,901,901
10,800,000		Wheels SPV, LLC 2012-1, Class A1, 0.500%, 5/20/2013	10,800,000
		TOTAL	85,216,055
		Finance - Equipment – 0.3%
24,119,073		GE Equipment Transportation LLC, (Series 2012-1), Class A1, 0.389%, 3/22/2013	24,119,073
		Finance - Retail – 2.1%
25,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.440%, 5/17/2012	25,000,000
56,500,000	[1,2,3]	Fosse Master Issuer PLC 2011-2, Class A1, 0.440%, 5/18/2012	56,500,000
57,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-3, Class A1, 0.370%, 5/15/2012	57,000,000
8,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.440%, 5/15/2012	8,000,000
		TOTAL	146,500,000
		TOTAL ASSET-BACKED SECURITIES	255,835,128
		Bank Note – 0.7%
		Finance - Banking – 0.7%
50,000,000		Bank of America N.A., 0.460%, 5/11/2012	50,000,000
		Certificates of Deposit – 29.1%
		Finance - Banking – 29.1%
100,000,000	[3]	Bank of Montreal, 0.390%, 5/14/2012	100,000,000
100,000,000	[3]	Bank of Montreal, 0.490%, 5/14/2012	100,000,000
100,000,000	[3]	Bank of Nova Scotia, Toronto, 0.391%, 5/8/2012	100,000,000
375,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.370% - 0.390%, 5/7/2012 - 6/1/2012	375,000,000
20,000,000		Barclays Bank PLC, 0.290%, 7/9/2012	20,000,000
100,000,000		Barclays Bank PLC, 0.390%, 6/8/2012	100,000,000
25,000,000		Barclays Bank PLC, 0.500%, 5/3/2012	25,000,000
100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.430%, 5/14/2012	100,000,000
155,000,000	[3]	Credit Suisse, Zurich, 0.371%, 5/8/2012	155,000,000
100,000,000		Deutsche Bank AG, 0.430%, 7/31/2012	100,000,000
50,000,000	[3]	Deutsche Bank AG, 0.743%, 5/21/2012	50,000,000
150,000,000		Mizuho Corporate Bank Ltd., 0.370% - 0.420%, 5/2/2012 - 7/10/2012	150,000,000
115,000,000		Mizuho Corporate Bank Ltd., 0.415% - 0.490%, 5/8/2012 - 8/2/2012	114,920,620
100,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.464%, 6/15/2012	99,998,736
105,000,000		National Australia Bank Ltd., Melbourne, 0.600%, 5/18/2012	105,000,247
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.411%, 5/11/2012	50,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.544%, 6/18/2012	50,000,000
30,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	30,000,000
100,000,000		Societe Generale, Paris, 0.500%, 6/1/2012	100,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 0.300%, 5/29/2012	75,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.441%, 5/10/2012	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,049,919,603
1

Principal Amount			Value
		Collateralized Loan Agreements – 11.6%
		Finance - Banking – 11.6%
$60,000,000		Barclays Capital, Inc., 0.456% - 0.771%, 5/4/2012 - 7/24/2012	60,000,000
155,000,000		Citigroup Global Markets, Inc., 0.669% - 0.862%, 5/1/2012 - 6/29/2012	155,000,000
75,000,000		Credit Suisse Securities (USA) LLC, 0.882%, 7/25/2012	75,000,000
120,000,000		Goldman Sachs & Co., 0.436%, 5/1/2012	120,000,000
41,000,000		JPMorgan Securities LLC, 0.466%, 5/1/2012	41,000,000
260,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.460% - 0.760%, 5/1/2012 - 7/23/2012	260,000,000
47,000,000		Mizuho Securities USA, Inc., 0.365%, 5/1/2012	47,000,000
60,000,000		RBS Securities, Inc., 0.560%, 5/1/2012	60,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	818,000,000
		Commercial Paper – 22.8%[4]
		Aerospace/Auto – 0.7%
11,600,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.430% - 0.460%, 5/8/2012 - 6/4/2012	11,597,967
38,500,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.440% - 0.450%, 5/16/2012 - 5/24/2012	38,490,630
		TOTAL	50,088,597
		Consumer Products – 0.7%
17,200,000		Clorox Co., 0.450%, 5/7/2012	17,198,710
35,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.460%, 5/2/2012	34,999,553
		TOTAL	52,198,263
		Containers & Packaging – 0.5%
35,250,000		Bemis Co., Inc., 0.400%, 5/1/2012 - 5/30/2012	35,247,342
		Finance - Banking – 6.9%
100,000,000	[1,2]	Commonwealth Bank of Australia, 0.602%, 6/7/2012	99,938,333
100,000,000		Credit Agricole North America, Inc., 0.400%, 5/25/2012	99,973,333
185,000,000		ING (U.S.) Funding LLC, 0.370% - 0.471%, 5/14/2012 - 7/11/2012	184,890,202
50,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.371%, 8/17/2012	49,944,500
50,000,000	[1,2]	Surrey Funding Corporation, 0.400%, 5/8/2012	49,996,111
5,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 8/1/2012	4,994,889
		TOTAL	489,737,368
		Finance - Commercial – 5.2%
49,400,000	[1,2]	Atlantic Asset Securitization LLC, 0.400%, 5/18/2012	49,390,669
100,000,000		General Electric Capital Corp., 0.351%, 10/4/2012	99,848,333
217,000,000	[1,2]	Versailles Commercial Paper LLC, 0.480% - 0.500%, 5/14/2012 - 5/17/2012	216,955,570
		TOTAL	366,194,572
		Finance - Retail – 5.1%
75,000,000	[1,2]	Alpine Securitization Corp., 0.280%, 5/24/2012	74,986,583
50,000,000	[1,2]	Amsterdam Funding Corp., 0.300%, 5/30/2012	49,987,917
32,000,000	[1,2]	Cancara Asset Securitization LLC, 0.200%, 5/1/2012	32,000,000
200,000,000	[1,2]	Sheffield Receivables Corp., 0.300% - 0.410%, 5/2/2012 - 7/2/2012	199,921,930
		TOTAL	356,896,430
		Machinery/Equipment/Auto – 0.1%
4,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.410%, 5/30/2012	3,998,679
		Oil & Oil Finance – 0.4%
28,264,000	[1,2]	Devon Energy Corp., 0.400% - 0.440%, 5/7/2012 - 6/1/2012	28,258,095
		Sovereign – 3.2%
223,100,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.400% - 0.441%, 7/18/2012 - 8/1/2012	222,888,602
		TOTAL COMMERCIAL PAPER	1,605,507,948
		Corporate Bonds – 4.4%
		Finance - Banking – 2.2%
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.360%, 5/21/2012	150,000,000
2

Principal Amount			Value
		Finance - Commercial – 2.2%
$52,580,000		General Electric Capital Corp., 3.500%, 8/13/2012	52,986,995
2,395,000		General Electric Capital Corp., 4.250%, 6/15/2012	2,405,552
20,602,000		General Electric Capital Corp., 4.800%, 5/1/2013	21,440,295
32,641,000		General Electric Capital Corp., 5.250%, 10/19/2012	33,320,184
45,872,000		General Electric Capital Corp., 6.000%, 6/15/2012	46,174,539
		TOTAL	156,327,565
		TOTAL CORPORATE BONDS	306,327,565
		Notes - Variable – 17.9%[3]
		Chemicals – 0.2%
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.280%, 5/2/2012	12,500,000
		Finance - Banking – 16.4%
30,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.390%, 5/3/2012	30,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.391%, 5/4/2012	100,000,000
70,000,000		Australia & New Zealand Banking Group, Melbourne, 0.475%, 6/7/2012	70,000,000
3,370,000		Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.300%, 5/2/2012	3,370,000
5,775,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/1/2012	5,775,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares (Series T0014)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/1/2012	24,500,000
28,655,000	[1,2]	BlackRock Municipal Income Investment Quality Trust, VMTP Preferred Shares (Series T0013)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/1/2012	28,655,000
11,520,000		Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.300%, 5/3/2012	11,520,000
12,155,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.460%, 5/3/2012	12,155,000
6,255,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.350%, 5/3/2012	6,255,000
5,355,000		Capital Markets Access Co. LC, Series 2006K, ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.610%, 5/3/2012	5,355,000
274,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/3/2012	274,000
10,155,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.280%, 5/3/2012	10,155,000
3,930,000		Century Drive Associates, (Series 2001), (TD Bank, N.A. LOC), 0.240%, 5/2/2012	3,930,000
4,400,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/1/2012	4,400,000
10,265,000		Connecticut Water Co., (Series 2004), (RBS Citizens Bank N.A. LOC), 0.460%, 5/2/2012	10,265,000
4,805,000		DJD Investments, LLC, (Series 2004), (PNC Bank, N.A. LOC), 0.240%, 5/3/2012	4,805,000
1,870,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 1.700%, 5/3/2012	1,870,000
3,595,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/1/2012	3,595,000
7,215,000		Downtown Renaissance, Inc., Rocky Mountain Centre Project, (Series 2004), (PNC Bank, N.A. LOC), 0.300%, 5/3/2012	7,215,000
5,000,000		Elsinore Properties LP, (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.350%, 5/3/2012	5,000,000
505,000	[1,2]	Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/4/2012	505,000
525,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/4/2012	525,000
48,490,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.300%, 5/3/2012	48,490,000
10,210,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.420%, 5/3/2012	10,210,000
1,770,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/4/2012	1,770,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 0.500%, 5/2/2012	16,700,000
3,400,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/1/2012	3,400,000
93,185,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.470%, 5/1/2012	93,185,000
141,000,000		JPMorgan Chase Bank, N.A., 0.359%, 5/29/2012	141,000,000
4,060,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.400%, 5/4/2012	4,060,000
15,635,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.300%, 5/3/2012	15,635,000
7,885,000		Marsh Enterprises, L.L.C., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.350%, 5/3/2012	7,885,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/1/2012	16,000,000
16,915,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/1/2012	16,915,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.310%, 5/3/2012	10,330,000
3

Principal Amount			Value
$3,215,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/1/2012	3,215,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/3/2012	3,000,000
26,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.250%, 5/2/2012	26,000,000
6,845,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.200%, 5/2/2012	6,845,000
50,500,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.200%, 5/2/2012	50,500,000
31,085,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.200%, 5/2/2012	31,085,000
53,800,000	[1,2]	Nuveen Michigan Premium Income Municipal Fund, Inc., Variable Rate MuniFund Term Preferred Shares, Weekly VRDPs (Series 2014)/(Citibank, N.A. LIQ), 0.220%, 5/3/2012	53,800,000
15,315,000		PA SPE LLC, (Series 2009 A), (BMO Harris Bank, N.A. LOC), 0.260%, 5/3/2012	15,315,000
19,685,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.340%, 5/1/2012	19,685,000
85,000,000		Rabobank Nederland NV, Utrecht, 0.331%, 5/8/2012	85,000,000
40,000,000		Rabobank Nederland NV, Utrecht, 0.390%, 5/14/2012	40,000,000
8,300,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.320%, 5/3/2012	8,300,000
3,950,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 1.700%, 5/3/2012	3,950,000
23,455,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.240%, 5/3/2012	23,455,000
5,490,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.320%, 5/3/2012	5,490,000
17,470,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.280%, 5/3/2012	17,470,000
7,795,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/4/2012	7,795,000
14,595,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B), 0.250%, 5/2/2012	14,595,000
6,870,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/3/2012	6,870,000
374,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 0.450%, 5/3/2012	374,000
7,895,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 1.700%, 5/3/2012	7,895,000
230,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.850%, 5/3/2012	230,000
5,590,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/4/2012	5,590,000
4,185,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 5/2/2012	4,185,000
6,770,000		Yonkers, NY IDA, JME Associates, LLC Series 2006, (TD Bank, N.A. LOC), 0.240%, 5/3/2012	6,770,000
2,500,000		York County, PA IDA, (Series 2003-B), (Assured Guaranty Municipal Corp. INS), 2.550%, 5/3/2012	2,500,000
		TOTAL	1,155,648,000
		Finance - Retail – 0.6%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.795%, 5/15/2012	43,000,000
		Government Agency – 0.5%
15,700,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.230%, 5/2/2012	15,700,000
8,565,000		Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.450%, 5/3/2012	8,565,000
12,740,000		Mississippi Business Finance Corp., (Series 2008), (FHLB of Atlanta LOC), 0.260%, 5/3/2012	12,740,000
		TOTAL	37,005,000
		Municipal – 0.2%
10,430,000	[1,2]	Denton, TX ISD, SPEARs (Series DB-513), (GTD by Texas PSFG Program), 0.330%, 5/3/2012	10,430,000
		TOTAL NOTES — VARIABLE	1,258,583,000
		Variable Medium Term Note – 2.1%
		Finance - Banking – 2.1%
150,000,000	[1,2,3]	Svenska Handelsbanken, Stockholm, 0.545%, 5/17/2012	150,000,000
		U.S. Treasury Note – 1.0%
		U.S. Treasury Note – 1.0%
70,000,000		United States Treasury, 1.750%, 4/15/2013	71,005,814
		Repurchase Agreements – 8.2%
73,391,000		Interest in $4,360,000,000 joint repurchase agreement 0.20%, dated 4/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,360,024,222 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,475,702,137.	73,391,000
4

Principal Amount		Value
$500,000,000	Interest in $1,100,000,000 joint repurchase agreement 0.21%, dated 4/30/2012 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,100,006,417 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $1,122,006,545.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	573,391,000
	TOTAL INVESTMENTS — 101.4% (AT AMORTIZED COST)[5]	7,138,570,058
	OTHER ASSETS AND LIABILITIES - NET — (1.4)%[6]	(98,047,353)
	TOTAL NET ASSETS — 100%	$7,040,522,705
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $1,686,591,801, which represented 24.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees ”). At April 30, 2012, these liquid restricted securities amounted to $1,686,591,801, which represented 24.0% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
ISD	— Independent School District
LOC	— Letter of Credit
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDPs	— Variable Rate Demand Preferreds

5

Federated Tax-Free Obligations Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		SHORT TERM MUNICIPALS – 100.1%[1,2]
		Alabama – 3.6%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.250%, 5/3/2012	6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.240%, 5/3/2012	4,000,000
2,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.400%, 5/3/2012	2,000,000
11,475,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.280%, 5/3/2012	11,475,000
24,700,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.320%, 5/3/2012	24,700,000
79,560,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.320%, 5/3/2012	79,560,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.260%, 5/1/2012	12,000,000
31,455,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.75% TOBs (Alabama Power Co.), Mandatory Tender 8/22/2012	31,455,000
18,750,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/2/2012	18,750,000
9,100,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/2/2012	9,100,000
47,950,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/2/2012	47,950,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.260%, 5/2/2012	25,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.260%, 5/2/2012	10,000,000
10,825,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.290%, 5/3/2012	10,825,000
5,460,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.240%, 5/3/2012	5,460,000
1,925,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.250%, 5/2/2012	1,925,000
		TOTAL	300,200,000
		Arizona – 2.0%
800,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/3/2012	800,000
3,200,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/3/2012	3,200,000
21,910,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.27% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 10/25/2012	21,910,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.350%, 5/3/2012	4,000,000
81,200,000		Phoenix, AZ Civic Improvement Corp. — Wastewater System, (Series 2009), 0.30% CP (Bank of America N.A. LOC), Mandatory Tender 5/7/2012	81,200,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.230%, 5/2/2012	6,750,000
4,905,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.400%, 5/3/2012	4,905,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificate (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.400%, 5/3/2012	7,845,000
8,000,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 5/3/2012	8,000,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.250%, 5/3/2012	3,345,000
3,500,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.450%, 5/2/2012	3,500,000
11,000,000		Yavapai County, AZ IDA — Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.480%, 5/3/2012	11,000,000

Principal Amount			Value
$10,000,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 5/3/2012	10,000,000
		TOTAL	166,455,000
		California – 9.9%
10,050,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.280%, 5/2/2012	10,050,000
45,515,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.350%, 5/1/2012	45,515,000
7,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.250%, 5/3/2012	7,000,000
17,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.25% CP (Kaiser Permanente), Mandatory Tender 11/8/2012	17,000,000
10,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.26% CP (Kaiser Permanente), Mandatory Tender 8/6/2012	10,000,000
10,000,000		California Health Facilities Financing Authority, (Series 2010B) Daily VRDNs (Childrens Hospital Los Angeles)/(Bank of America N.A. LOC), 0.300%, 5/1/2012	10,000,000
5,970,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.240%, 5/3/2012	5,970,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/2/2012	10,000,000
41,800,000		California State, (Series 2003A-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/1/2012	41,800,000
35,500,000		California State, (Series A-1), 2.00% RANs, 5/24/2012	35,536,193
99,535,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	99,785,058
60,000,000	[3,4]	California State, Trust Receipts (Series 2012 FR-2U), 0.23% RANs (Barclays Bank PLC LIQ), 6/28/2012	60,000,000
4,400,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.260%, 5/3/2012	4,400,000
44,400,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/3/2012	44,400,000
17,045,000		California Statewide CDA, (Series 2004E), 0.28% CP (Kaiser Permanente), Mandatory Tender 5/10/2012	17,045,000
6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.260%, 5/3/2012	6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.260%, 5/3/2012	22,910,000
7,830,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.250%, 5/3/2012	7,830,000
30,000,000		California Statewide CDA, (Series 2008B), 0.25% CP (Kaiser Permanente), Mandatory Tender 12/10/2012	30,000,000
26,390,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.240%, 5/3/2012	26,390,000
15,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2012-17C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/17/2013	15,000,000
5,250,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.310%, 5/2/2012	5,250,000
24,965,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 5/3/2012	24,965,000
10,244,000	[3,4]	Grossmont, CA Union High School District, SPEARs (Series DBE-649), 0.35% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 5/24/2012	10,244,000
20,000,000		Los Angeles County, CA, (Series C), 2.50% TRANs, 6/29/2012	20,067,429
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 5/3/2012	14,000,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 5/3/2012	14,000,000
100,000,000		Los Angeles, CA USDT, (Series A), 2.00% TRANs, 8/1/2012	100,438,173
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	10,065,000
12,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.330%, 5/3/2012	12,000,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 5/3/2012	10,125,000
9,415,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 5/3/2012	9,415,000
23,000,000		Riverside County, CA, 2.00% TRANs, 6/29/2012	23,062,071
25,000,000		South Coast, CA Local Education Agencies, (Series 2011B), 2.00% TRANs (Capistrano, CA USDT), 5/15/2012	25,015,279

Principal Amount			Value
$16,850,000		Tustin, CA USDT, Special Tax District: Community Facilities District #07-1, (Series 2010) Daily VRDNs (Bank of America N.A. LOC), 0.270%, 5/1/2012	16,850,000
		TOTAL	822,628,203
		Colorado – 0.8%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.270%, 5/3/2012	4,835,000
1,855,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/3/2012	1,855,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.270%, 5/3/2012	8,625,000
11,165,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.260%, 5/3/2012	11,165,000
16,950,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 5/3/2012	16,950,000
9,250,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 1.200%, 5/2/2012	9,250,000
15,800,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 1.200%, 5/2/2012	15,800,000
		TOTAL	68,480,000
		Connecticut – 0.4%
19,600,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.250%, 5/3/2012	19,600,000
17,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	17,000,000
		TOTAL	36,600,000
		District of Columbia – 2.1%
4,280,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 5/4/2012	4,280,000
4,830,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	4,830,000
6,950,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.340%, 5/3/2012	6,950,000
51,380,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (Council of Foreign Relations, Inc.)/(Bank of America N.A. LOC), 0.370%, 5/3/2012	51,380,000
25,325,000		District of Columbia Revenue, (Series 2008A), 0.30% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 5/4/2012	25,325,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	4,000,000
12,655,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056), 0.30% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC) Mandatory Tender 10/11/2012	12,655,000
14,210,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	14,210,000
25,120,000		District of Columbia, (Series 2009A), 0.30% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 5/4/2012	25,120,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.400%, 5/3/2012	26,665,000
		TOTAL	175,415,000
		Florida – 9.0%
33,000,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.33% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 6/5/2012	33,000,000
50,000,000		Alachua County, FL Health Facilities Authority, (Series 2008B), 0.33% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 6/5/2012	50,000,000
62,050,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.550%, 5/3/2012	62,050,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, 5/3/2012	28,375,000
6,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.250%, 5/3/2012	6,000,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.250%, 5/3/2012	18,000,000
33,700,000		Dade County, FL IDA, (Series 1993) Daily VRDNs (Florida Power & Light Co.), 0.270%, 5/1/2012	33,700,000

Principal Amount			Value
$13,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.250%, 5/2/2012	13,250,000
15,550,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.270%, 5/3/2012	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.250%, 5/2/2012	4,705,000
5,800,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.370%, 5/3/2012	5,800,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.240%, 5/3/2012	57,440,000
24,645,000	[3,4]	Miami-Dade County, FL, Stage Trust (Series 2009-39Z), 0.25% TOBs (Miami-Dade County, FL Convention Development Tax)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ) Mandatory Tender 5/10/2012	24,645,000
4,800,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	4,800,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.260%, 5/3/2012	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.260%, 5/3/2012	22,600,000
1,300,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.310%, 5/2/2012	1,300,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.240%, 5/3/2012	10,000,000
2,000,000		Southeast Volusia Hospital District, Revenue Bonds (Series 1995) Weekly VRDNs (Bert Fish Medical Center (FL))/(Bank of America N.A. LOC), 0.370%, 5/2/2012	2,000,000
148,510,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.260%, 5/1/2012	148,510,000
9,650,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	9,650,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.350%, 5/3/2012	10,000,000
74,990,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/2/2012	74,990,000
		TOTAL	750,115,000
		Georgia – 2.5%
14,735,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.260%, 5/3/2012	14,735,000
6,210,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	6,210,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.310%, 5/3/2012	10,000,000
1,975,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.300%, 5/3/2012	1,975,000
2,000,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.300%, 5/3/2012	2,000,000
1,800,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.340%, 5/3/2012	1,800,000
80,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	80,000
7,455,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	7,455,000
3,880,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	3,880,000
54,105,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.320%, 5/2/2012	54,105,000
3,900,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.340%, 5/3/2012	3,900,000
3,145,000		Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2012	3,145,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.260%, 5/3/2012	5,740,000
20,500,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	20,500,000
67,890,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.250%, 5/3/2012	67,890,000
2,850,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.250%, 5/2/2012	2,850,000

Principal Amount			Value
$3,580,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	3,580,000
		TOTAL	209,845,000
		Hawaii – 0.1%
10,355,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	10,355,000
		Idaho – 0.2%
20,000,000		Idaho State, (Series 2011), 2.00% TANs, 6/29/2012	20,055,920
		Illinois – 7.6%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.250%, 5/3/2012	12,410,000
29,785,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.270%, 5/3/2012	29,785,000
40,815,000	[3,4]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.250%, 5/2/2012	40,815,000
16,285,000	[3,4]	Chicago, IL Board of Education, SPEARs (Series DB-316) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 5/3/2012	16,285,000
20,537,000	[3,4]	Chicago, IL Board of Education, SPEARs (Series DBE-653) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 5/3/2012	20,537,000
14,675,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.240%, 5/3/2012	14,675,000
18,990,000	[3,4]	Chicago, IL, SPEARs (Series DBE-308) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 5/3/2012	18,990,000
12,500,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.410%, 5/2/2012	12,500,000
9,455,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.300%, 5/3/2012	9,455,000
900,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.450%, 5/3/2012	900,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/2/2012	3,700,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.370%, 5/3/2012	7,000,000
4,005,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 5/2/2012	4,005,000
38,695,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.590%, 5/2/2012	38,695,000
4,755,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.250%, 5/3/2012	4,755,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.350%, 5/2/2012	62,700,000
18,000,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 5/2/2012	18,000,000
57,525,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 5/2/2012	57,525,000
14,750,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.260%, 5/3/2012	14,750,000
11,250,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.450%, 5/3/2012	11,250,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.250%, 5/3/2012	9,885,000
26,955,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-103C), 0.30% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/17/2013	26,955,000
3,900,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/2/2012	3,900,000
27,305,000	[3,4]	Illinois Municipal Electric Agency, Solar Eclipse (Series 2006-0098), 0.30% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 10/18/2012	27,305,000
2,100,000		Illinois State Toll Highway Authority, (2007 Series A-2A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 5/3/2012	2,100,000
33,185,000	[3,4]	Illinois State, Stage Trust (Series 2011-47C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.250%, 5/3/2012	33,185,000
6,525,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.350%, 5/2/2012	6,525,000
23,095,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 5/3/2012	23,095,000

Principal Amount			Value
$18,780,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 5/3/2012	18,780,000
10,300,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453), 0.35% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 5/24/2012	10,300,000
31,100,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 5/3/2012	31,100,000
12,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607), 0.35% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 6/7/2012	12,880,000
9,495,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.250%, 5/3/2012	9,495,000
17,000,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, 1.00% TANs, 8/30/2012	17,036,365
		TOTAL	631,273,365
		Indiana – 0.5%
2,235,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/3/2012	2,235,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.250%, 5/3/2012	12,000,000
4,795,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.250%, 5/3/2012	4,795,000
3,325,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.250%, 5/3/2012	3,325,000
4,665,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.250%, 5/3/2012	4,665,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.330%, 5/3/2012	6,500,000
10,395,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.350%, 5/3/2012	10,395,000
		TOTAL	43,915,000
		Iowa – 1.1%
12,715,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.370%, 5/3/2012	12,715,000
21,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.290%, 5/3/2012	21,500,000
13,900,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.240%, 5/2/2012	13,900,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.260%, 5/3/2012	40,000,000
		TOTAL	88,115,000
		Kansas – 0.2%
5,000,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.240%, 5/3/2012	5,000,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.250%, 5/3/2012	10,195,000
		TOTAL	15,195,000
		Kentucky – 1.3%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/3/2012	20,080,000
16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.350%, 5/3/2012	16,000,000
13,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.350%, 5/3/2012	13,000,000
53,265,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.450%, 5/3/2012	53,265,000
4,350,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.240%, 5/4/2012	4,350,000
		TOTAL	106,695,000
		Louisiana – 2.9%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.370%, 5/2/2012	25,000,000
14,225,000	[3,4]	Lafayette, LA, Stage Trust (Series 2012-14C), 0.30% TOBs (Lafayette Consolidated Government)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 12/27/2012	14,225,000

Principal Amount			Value
$4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.300%, 5/2/2012	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.300%, 5/2/2012	3,350,000
23,040,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.410%, 5/3/2012	23,040,000
21,020,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (2007-0042), 0.30% TOBs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 10/11/2012	21,020,000
15,345,000	[3,4]	Louisiana State Gas & Fuels, PUTTERs (Series 2378) Weekly VRDNs (Deutsche Bank AG LIQ), 0.350%, 5/3/2012	15,345,000
93,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 5/3/2012	93,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008 — 6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.250%, 5/3/2012	37,830,000
5,800,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.300%, 5/3/2012	5,800,000
		TOTAL	242,610,000
		Maine – 0.0%
3,370,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.240%, 5/3/2012	3,370,000
		Maryland – 3.1%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.250%, 5/3/2012	6,450,000
7,115,000	[3,4]	Baltimore County, MD, Stage Trust (Series 2011-137C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.250%, 5/3/2012	7,115,000
14,355,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.350%, 5/2/2012	14,355,000
3,550,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/1/2012	3,550,000
42,020,000		Maryland Community Development Administration — Residential Revenue, (Series 2007 F) Daily VRDNs (KBC Bank N.V. LIQ), 0.450%, 5/3/2012	42,020,000
26,750,000		Maryland Community Development Administration — Residential Revenue, (Series 2007J) Daily VRDNs (KBC Bank N.V. LIQ), 0.450%, 5/3/2012	26,750,000
21,500,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008E), 0.26% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 5/7/2012	21,500,000
34,550,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008F), 0.26% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 5/7/2012	34,550,000
40,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008F), 0.30% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 6/5/2012	40,000,000
33,700,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.310%, 5/3/2012	33,700,000
3,205,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.310%, 5/3/2012	3,205,000
1,200,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/1/2012	1,200,500
5,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.560%, 5/3/2012	5,000,000
12,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.400%, 5/3/2012	12,000,000
1,559,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.360%, 5/1/2012	1,559,000
3,340,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 5/4/2012	3,340,000
5,400,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.270%, 5/1/2012	5,400,000
		TOTAL	261,694,500
		Massachusetts – 2.7%
7,500,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/3/2012	7,500,000
16,050,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Bank of America N.A. LIQ), 0.300%, 5/1/2012	16,050,000
2,500,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.300%, 5/1/2012	2,500,000
15,815,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.250%, 5/2/2012	15,815,000

Principal Amount			Value
$33,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.350%, 5/3/2012	33,500,000
5,328,625		Malden, MA, 1.25% BANs, 9/28/2012	5,345,335
12,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 2012-C), 0.55% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 5/7/2012	12,000,000
50,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.55% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 5/7/2012	50,000,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.340%, 5/3/2012	8,000,000
23,620,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.650%, 5/3/2012	23,620,000
7,850,000		Massachusetts HEFA, (Series C 2008) Weekly VRDNs (Southcoast Health System Obligated Group)/(Bank of America N.A. LOC), 0.300%, 5/3/2012	7,850,000
35,000,000		Massachusetts Water Pollution Abatement Trust Pool, (Series 16) VRNs, 0.300%, 9/1/2012	35,000,000
5,955,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.340%, 5/3/2012	5,955,000
		TOTAL	223,135,335
		Michigan – 5.9%
8,000,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.430%, 5/3/2012	8,000,000
7,575,000	[3,4]	Detroit, MI City School District, ROCs (Series 11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.350%, 5/3/2012	7,575,000
3,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.240%, 5/3/2012	3,900,000
3,150,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.380%, 5/2/2012	3,150,000
15,380,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.290%, 5/3/2012	15,380,000
17,700,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/3/2012	17,700,000
53,000,000		Michigan Finance Authority, (Series C-1), 2.00% RANs, 8/20/2012	53,229,913
25,000,000		Michigan Finance Authority, (Series C-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2012	25,126,933
40,000,000		Michigan Finance Authority, (Series C-3), 2.00% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2012	40,205,533
3,750,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	3,750,000
210,000,000		Michigan Finance Authority, Unemployment Obligation Assessment Variable Rate Demand Revenue Bonds (Series 2011) Weekly VRDNs (Citibank NA, New York LOC), 0.270%, 5/2/2012	210,000,000
500,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/3/2012	500,000
4,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.300%, 5/3/2012	4,600,000
8,660,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.340%, 5/3/2012	8,660,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.340%, 5/3/2012	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.340%, 5/3/2012	7,100,000
1,105,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.270%, 5/1/2012	1,105,000
1,965,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/2/2012	1,965,000
7,400,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	7,400,000
3,170,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.250%, 5/3/2012	3,170,000
14,150,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.290%, 5/3/2012	14,150,000
5,920,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.260%, 5/3/2012	5,920,000
700,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Bank of America N.A. LOC), 0.670%, 5/3/2012	700,000

Principal Amount			Value
$1,435,000		Michigan State Strategic Fund, Limited Obligation Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.260%, 5/2/2012	1,435,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	1,000,000
27,675,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 5/3/2012	27,675,000
2,685,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.260%, 5/3/2012	2,685,000
5,000,000	[3,4]	Portage, MI Public Schools, Austin Floater Certificates (Series 2008-3030X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 5/3/2012	5,000,000
3,245,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/2/2012	3,245,000
		TOTAL	494,827,379
		Minnesota – 2.2%
5,400,000		Albert Lea, MN ISD No. 241, 1.00% TANs (GTD by Minnesota State), 9/28/2012	5,413,468
5,000,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.260%, 5/3/2012	5,000,000
15,650,000		Burnsville, MN Housing Development, (Series 1999) Weekly VRDNs (Provence, LLC)/(Bank of America N.A. LOC), 0.500%, 5/3/2012	15,650,000
5,500,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.260%, 5/3/2012	5,500,000
9,000,000		Lakeville, MN ISD No. 194, (Series 2011A), 1.50% TANs (GTD by Minnesota State), 8/7/2012	9,028,770
2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.310%, 5/1/2012	2,600,000
18,010,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.230%, 5/3/2012	18,010,000
4,345,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.240%, 5/3/2012	4,345,000
10,725,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2004B) Daily VRDNs (Children's Hospitals & Clinics)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.280%, 5/1/2012	10,725,000
5,100,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A — Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.290%, 5/1/2012	5,100,000
14,420,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.260%, 5/2/2012	14,420,000
18,945,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.240%, 5/3/2012	18,945,000
4,275,000		Minnesota State Higher Education Facility Authority, (Series Five-S) Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 0.240%, 5/3/2012	4,275,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(U.S. Bank, N.A. LOC), 0.260%, 5/3/2012	4,100,000
700,000		Minnetonka, MN, MFH Refunding Revenue Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.270%, 5/3/2012	700,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.260%, 5/3/2012	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.260%, 5/3/2012	4,560,000
3,500,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.550%, 5/4/2012	3,500,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.240%, 5/3/2012	13,000,000
3,215,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.260%, 5/3/2012	3,215,000
15,425,000		St. Cloud, MN ISD No. 742, (Series 2011A), 1.00% TANs (GTD by Minnesota State), 8/16/2012	15,456,431
14,100,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/3/2012	14,100,000
2,000,000		St. Paul, MN Port Authority, (2009-9 Series BB) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.260%, 5/3/2012	2,000,000
		TOTAL	182,298,669
		Mississippi – 1.0%
45,135,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.260%, 5/3/2012	45,135,000
6,810,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.340%, 5/3/2012	6,810,000

Principal Amount			Value
$12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.240%, 5/3/2012	12,390,000
16,290,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(Bank of Nova Scotia, Toronto LOC), 0.230%, 5/3/2012	16,290,000
		TOTAL	80,625,000
		Missouri – 0.6%
8,865,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.350%, 5/3/2012	8,865,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/3/2012	26,000,000
11,000,000		St. Louis, MO, (Series 2011), 2.00% TRANs, 6/29/2012	11,028,607
		TOTAL	45,893,607
		Multi-State – 0.1%
5,310,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-76 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.300%, 5/3/2012	5,310,000
		Nebraska – 1.3%
98,045,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.250%, 5/3/2012	98,045,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.300%, 5/3/2012	10,000,000
		TOTAL	108,045,000
		Nevada – 0.8%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.250%, 5/2/2012	6,500,000
28,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2A) Weekly VRDNs (Citibank NA, New York LOC), 0.250%, 5/2/2012	28,000,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.400%, 5/3/2012	28,500,000
		TOTAL	63,000,000
		New Jersey – 2.0%
12,380,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/1/2012	12,380,000
13,345,000		Cape May, NJ, 1.50% BANs, 7/20/2012	13,368,160
21,720,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.250%, 5/3/2012	21,720,000
13,499,315		Hopewell Township, NJ, 1.00% BANs, 6/8/2012	13,508,103
9,413,333		Jefferson Township, NJ, 1.25% BANs, 6/28/2012	9,424,909
28,170,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 5/3/2012	28,170,000
12,000,000		New Jersey State, (Series C), 2.00% TRANs, 6/21/2012	12,029,721
9,272,000		North Bergen Township, NJ, 1.50% BANs, 6/1/2012	9,278,237
6,000,000		North Wildwood, NJ, 1.50% BANs, 5/18/2012	6,001,517
13,300,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	13,360,879
15,000,000		Teaneck, NJ, 1.00% BANs, 4/26/2013	15,083,885
9,999,181		Tewksbury Township, NJ, 1.25% BANs, 6/20/2012	10,011,016
6,190,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Daily VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.250%, 5/1/2012	6,190,000
		TOTAL	170,526,427
		New Mexico – 1.5%
126,640,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.250%, 5/3/2012	126,640,000
		New York – 11.3%
30,471,326		Albany, NY, 1.25% BANs, 7/6/2012	30,517,829
20,000,000		Brookhaven, NY, 0.90% BANs, 9/28/2012	20,044,918
20,000,000		Brookhaven, NY, 1.00% BANs, 9/28/2012	20,048,935
17,728,019		Ithaca, NY, (Series 2012A), 1.00% BANs, 2/15/2013	17,825,925

Principal Amount			Value
$10,000,000		Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	10,009,791
31,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.350%, 5/2/2012	31,750,000
47,910,000		Metropolitan Transportation Authority, NY, (Subseries 2005E-2) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.400%, 5/3/2012	47,910,000
15,000,000		Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,028,490
26,900,000		New York City Housing Development Corp., Bruckner by the Bridge (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.350%, 5/2/2012	26,900,000
50,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 0.23% CP, Mandatory Tender 6/7/2012	50,000,000
3,675,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2006 Series AA-1) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LIQs), 0.250%, 5/1/2012	3,675,000
74,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.390%, 5/1/2012	74,900,000
70,000,000		New York City, NY TFA, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.260%, 5/2/2012	70,000,000
44,085,000		New York City, NY TFA, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 5/2/2012	44,085,000
21,200,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.300%, 5/2/2012	21,200,000
23,100,000		New York City, NY, (Fiscal 1995 Series F-5) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.300%, 5/2/2012	23,100,000
50,000,000		New York City, NY, (Fiscal 2004 Series H-8) Weekly VRDNs (Bank of America N.A. LOC), 0.260%, 5/2/2012	50,000,000
8,750,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.380%, 5/3/2012	8,750,000
19,600,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.400%, 5/3/2012	19,600,000
42,000,000		New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.410%, 5/1/2012	42,000,000
22,900,000		New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 0.500%, 5/2/2012	22,900,000
32,540,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.430%, 5/2/2012	32,540,000
35,300,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.430%, 5/2/2012	35,300,000
60,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	60,193,986
60,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	61,043,217
40,000,000		Rochester, NY, (Series 2012-I), 1.00% BANs, 2/15/2013	40,221,165
50,000,000		Sachem, NY CSD at Holbrook, 1.00% TANs, 6/21/2012	50,048,628
10,440,000		Tarrytowns, NY Union Free School District, 1.50% BANs, 2/15/2013	10,538,957
		TOTAL	940,131,841
		North Carolina – 0.8%
18,980,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.350%, 5/3/2012	18,980,000
5,205,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	5,205,000
4,490,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	4,490,000
10,450,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	10,450,000
7,135,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.340%, 5/3/2012	7,135,000
9,330,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	9,330,000
3,600,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	3,600,000
5,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C) Weekly VRDNs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), 0.250%, 5/3/2012	5,515,000
4,590,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	4,590,000
		TOTAL	69,295,000

Principal Amount			Value
		North Dakota – 0.5%
$29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/2/2012	29,124,000
10,250,000		North Dakota Rural Water Finance Corp., Public Projects Construction Notes (Series A-5), 1.00% BANs, 8/1/2012	10,266,643
		TOTAL	39,390,643
		Ohio – 1.4%
1,315,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/3/2012	1,315,000
5,500,000		Evendale, OH, SHV Real Estate, Inc. Weekly VRDNs (Nucor Corp.), 0.340%, 5/2/2012	5,500,000
15,095,000		Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.280%, 5/1/2012	15,095,000
22,500,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010C) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.550%, 5/2/2012	22,500,000
13,000,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.290%, 5/2/2012	13,000,000
24,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.310%, 5/2/2012	24,415,000
7,700,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.250%, 5/3/2012	7,700,000
5,000,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Logistics and Distribution Program), 6/1/2012	5,000,000
11,200,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Revitalization Program), 6/1/2012	11,200,000
5,000,000		University of Cincinnati, OH, (Series 2011D), 2.00% BANs, 7/19/2012	5,017,742
3,975,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.370%, 5/3/2012	3,975,000
		TOTAL	114,717,742
		Oklahoma – 0.1%
7,070,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.320%, 5/3/2012	7,070,000
		Pennsylvania – 6.5%
4,115,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.320%, 5/3/2012	4,115,000
23,000,000		Allegheny County, PA, 1.50% TRANs, 7/16/2012	23,060,488
20,800,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.280%, 5/2/2012	20,800,000
22,070,000		Berks County, PA Municipal Authority, (Series 2009 A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.250%, 5/3/2012	22,070,000
8,325,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.360%, 5/3/2012	8,325,000
3,090,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.220%, 5/3/2012	3,090,000
5,500,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (South Park School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.480%, 5/3/2012	5,500,000
3,000,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.240%, 5/2/2012	3,000,000
1,370,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.340%, 5/3/2012	1,370,000
7,500,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.260%, 5/3/2012	7,500,000
6,940,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.240%, 5/3/2012	6,940,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.270%, 5/3/2012	7,845,000
17,000,000		Dallastown Area School District, PA, (Series 2012) VRNs, 1.500%, 7/1/2012	17,177,834
5,535,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.260%, 5/3/2012	5,535,000
24,445,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 5/3/2012	24,445,000
12,055,000		Erie, PA Sewer Authority, (Series of 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.480%, 5/3/2012	12,055,000
12,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2012	12,020,247
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.260%, 5/3/2012	4,000,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.250%, 5/3/2012	5,000,000
10,840,000		Lehigh County, PA General Purpose Authority, (Series C of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Bank of America N.A. LOC), 0.290%, 5/1/2012	10,840,000

Principal Amount			Value
$7,000,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.480%, 5/3/2012	7,000,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 5/3/2012	8,650,000
9,255,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.280%, 5/3/2012	9,255,000
1,525,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.500%, 5/2/2012	1,525,000
21,450,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.260%, 5/3/2012	21,450,000
5,200,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.260%, 5/3/2012	5,200,000
100,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.370%, 5/3/2012	100,000
20,155,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C), 0.25% TOBs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/17/2012	20,155,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.260%, 5/3/2012	2,870,000
15,000,000		Pennsylvania Infrastructure Investment Authority, (Series 2010A), 0.26% CP (Pennvest/Commonwealth Funded Revolving Fund)/(Bank of America N.A. LOC), Mandatory Tender 5/7/2012	15,000,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/3/2012	4,600,000
20,900,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.260%, 5/2/2012	20,900,000
2,830,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.260%, 5/3/2012	2,830,000
2,600,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 5/3/2012	2,600,000
9,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 5/3/2012	9,000,000
19,940,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.250%, 5/3/2012	19,940,000
21,625,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.390%, 5/1/2012	21,625,000
35,000,000		Philadelphia, PA, (Series A 2011-2012), 2.00% TRANs, 6/29/2012	35,092,875
124,125,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.570%, 5/3/2012	124,125,000
3,655,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.260%, 5/3/2012	3,655,000
		TOTAL	540,261,444
		South Carolina – 0.4%
4,400,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.370%, 5/3/2012	4,400,000
7,000,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.240%, 5/3/2012	7,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 5/3/2012	9,110,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.350%, 5/3/2012	4,000,000
5,035,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	5,035,000
		TOTAL	29,545,000
		Tennessee – 1.2%
5,400,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2012	5,400,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2012	1,470,000
16,565,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-B) Daily VRDNs (Blount County, TN)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/1/2012	16,565,000
11,700,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-D) Daily VRDNs (Jefferson County, TN)/(KBC Bank N.V. LOC), 0.620%, 5/1/2012	11,700,000
10,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-A) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.620%, 5/1/2012	10,100,000

Principal Amount			Value
$5,925,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.460%, 5/3/2012	5,925,000
25,415,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.340%, 5/3/2012	25,415,000
4,730,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	4,730,000
10,095,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-3) Daily VRDNs (Morgan County, TN)/(KBC Bank N.V. LOC), 0.620%, 5/1/2012	10,095,000
7,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.830%, 5/2/2012	7,000,000
		TOTAL	98,400,000
		Texas – 7.9%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.260%, 5/3/2012	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.280%, 5/3/2012	24,150,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.28% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 5/3/2012	28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.27% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 10/25/2012	9,815,000
11,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.270%, 5/1/2012	11,500,000
16,300,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.270%, 5/1/2012	16,300,000
6,025,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	6,025,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Healthcare System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.250%, 5/3/2012	11,000,000
40,000,000		Harris County, TX, Toll Road Senior Lien Revenue and Refunding Bonds (Series 2011A), 2.00% TOBs (Harris County, TX Toll Road Authority) Mandatory Tender 8/15/2012	40,199,967
11,310,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.320%, 5/3/2012	11,310,000
13,355,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.310%, 5/3/2012	13,355,000
9,585,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/3/2012	9,585,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.280%, 5/3/2012	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.30% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/27/2012	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.30% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/27/2012	16,830,000
42,300,000		North Texas Higher Education Authority, Inc., (Series 2010E) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.310%, 5/2/2012	42,300,000
37,000,000		North Texas Tollway Authority, (Series 2011A) Weekly VRDNs (Morgan Stanley Bank, N.A. LOC), 0.340%, 5/2/2012	37,000,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.440%, 5/2/2012	15,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.440%, 5/2/2012	25,000,000
27,500,000		San Antonio, TX Electric & Gas System, (Series A), 0.25% CP (Bank of America N.A. and State Street Bank and Trust Co. LIQs), Mandatory Tender 5/10/2012	27,500,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.600%, 5/3/2012	33,595,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.250%, 5/3/2012	15,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.250%, 5/3/2012	8,685,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	100,740,000
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.400%, 5/3/2012	23,000,000

Principal Amount			Value
$15,000,000	[3,4]	Texas State, PUTTERs (Series 3945) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.250%, 5/1/2012	15,000,000
45,535,000	[3,4]	Texas State, PUTTERs (Series 3946) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.250%, 5/1/2012	45,535,000
31,500,000	[3,4]	Texas State, PUTTERs (Series 3953) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.250%, 5/1/2012	31,500,000
10,325,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.250%, 5/2/2012	10,325,000
		TOTAL	655,844,967
		Utah – 0.5%
39,075,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/2/2012	39,075,000
		Virginia – 1.4%
11,700,000		Fairfax County, VA EDA, (Series 2005) Weekly VRDNs (Public Broadcasting Service)/(Bank of America N.A. LOC), 0.360%, 5/3/2012	11,700,000
2,500,000		Fairfax County, VA IDA, (Series 1988D) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 0.220%, 5/2/2012	2,500,000
8,030,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.430%, 5/3/2012	8,030,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	9,375,000
16,965,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	16,965,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.370%, 5/3/2012	9,250,000
30,000,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.250%, 5/1/2012	30,000,000
27,670,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	27,670,000
		TOTAL	115,490,000
		Washington – 0.6%
3,370,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.240%, 5/3/2012	3,370,000
20,000,000		Washington State Health Care Facilities Authority, (Series 2011C) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.280%, 5/2/2012	20,000,000
12,930,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.27% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	12,930,000
16,560,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.260%, 5/3/2012	16,560,000
		TOTAL	52,860,000
		West Virginia – 0.6%
15,145,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.340%, 5/3/2012	15,145,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.240%, 5/3/2012	10,800,000
24,300,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.250%, 5/3/2012	24,300,000
		TOTAL	50,245,000
		Wisconsin – 1.4%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) (Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.300%, 5/3/2012	22,000,000
4,800,000		Middleton-Cross Plains, WI Area School District, 1.00% TRANs, 9/18/2012	4,808,753
16,000,000		Oshkosh, WI School District, 1.00% TRANs, 9/28/2012	16,039,134
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/3/2012	3,935,000
3,900,000		West De Pere WI School District, 1.00% TRANs, 10/1/2012	3,906,956
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.260%, 5/3/2012	23,165,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 1.050%, 5/3/2012	3,770,000
4,625,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.270%, 5/3/2012	4,625,000
3,820,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/3/2012	3,820,000
30,000,000		Wisconsin State, (Operating Notes of 2011), 2.00% RANs, 6/15/2012	30,065,426
		TOTAL	116,135,269

Principal Amount		Value
	Wyoming – 0.1%
$760,000	Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.240%, 5/2/2012	760,000
10,435,000	Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.250%, 5/3/2012	10,435,000
	TOTAL	11,195,000
	TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	8,332,975,311
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(9,396,396)
	TOTAL NET ASSETS — 100%	$8,323,578,915

At April 30, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $1,668,281,000, which represented 20.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $1,668,281,000, which represented 20.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost , which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificate of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
INS	— Insured
ISD	— Independent School District
LIQ(s)	— Liquidity Agreement(s)
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Extendable Notes
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USDT	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

Federated Treasury Obligations Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 72.1%
$816,000,000	[1]	Interest in $943,000,000 joint repurchase agreement 0.15%, dated 4/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $943,117,875 on 5/18/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $961,912,123.	816,000,000
812,000,000	[1]	Interest in $941,000,000 joint repurchase agreement 0.16%, dated 4/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $941,121,284 on 5/16/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2020 and the market value of those underlying securities was $959,879,771.	812,000,000
1,074,000,000		Interest in $1,184,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,184,005,920 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2020 and the market value of those underlying securities was $1,207,686,100.	1,074,000,000
630,000,000		Interest in $750,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which Bank of Montreal will repurchase securities provided as collateral for $750,003,750 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $765,003,858.	630,000,000
868,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 3/21/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,325,000 on 6/19/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2014 and the market value of those underlying securities was $1,020,151,059.	868,000,000
1,000,000,000	[1]	Repurchase agreement 0.13%, dated 3/21/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,328,611 on 6/20/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,020,151,069.	1,000,000,000
2,000,000,000		Interest in $6,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $6,000,030,000 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2016 and the market value of those underlying securities was $6,119,357,503.	2,000,000,000
100,000,000		Repurchase agreement 0.18%, dated 4/30/2012 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,000,500 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2022 and the market value of those underlying securities was $102,002,558.	100,000,000
150,000,000		Interest in $250,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,181 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2015 and the market value of those underlying securities was $255,001,232.	150,000,000
650,000,000		Interest in $750,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,003,542 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $765,003,695.	650,000,000
962,181,000		Interest in $4,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,018,889 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $4,080,019,366.	962,181,000
500,000,000		Repurchase agreement 0.08%, dated 4/24/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $500,007,778 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 6/30/2015 and the market value of those underlying securities was $510,011,285.	500,000,000
869,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 4/26/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,000,025,278 on 5/3/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2020 and the market value of those underlying securities was $1,020,016,698.	869,000,000
867,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 4/27/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,000,025,278 on 5/4/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2014 and the market value of those underlying securities was $1,020,012,392.	867,000,000
101,000,000		Repurchase agreement 0.09%, dated 4/30/2012 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $101,000,253 on 5/1/2012. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2015 and the market value of that underlying security was $103,020,312.	101,000,000
2,321,000,000		Interest in $2,600,000,000 joint repurchase agreement 0.10%, dated 4/24/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,600,050,556 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $2,652,051,629.	2,321,000,000
1

Principal Amount			Value
$106,807,000		Repurchase agreement 0.18%, dated 4/30/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $106,807,534 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 3/31/2013 and the market value of those underlying securities was $108,944,332.	106,807,000
390,000,000		Interest in $500,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $500,002,500 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/28/2017 and the market value of those underlying securities was $510,002,572.	390,000,000
945,000,000		Interest in $1,165,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,165,005,825 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/31/2015 and the market value of those underlying securities was $1,188,300,049.	945,000,000
1,555,000,000		Interest in $1,665,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,665,007,863 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,698,308,097.	1,555,000,000
230,000,000		Interest in $450,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which TD Securities (USA) LLC will repurchase a security provided as collateral for $450,002,125 on 5/1/2012. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2028 and the market value of that underlying security was $459,002,294.	230,000,000
		TOTAL REPURCHASE AGREEMENTS	16,946,988,000
		U.S. Treasury – 27.8%
416,500,000	[2]	United States Treasury Bills, 0.050%, 5/24/2012	416,486,695
701,500,000		United States Treasury Notes, 0.375%, 8/31/2012	702,044,939
500,000,000		United States Treasury Notes, 0.375% — 4.250%, 9/30/2012	504,537,015
100,000,000		United States Treasury Notes, 0.500%, 11/30/2012	100,184,896
702,500,000		United States Treasury Notes, 0.625%, 6/30/2012	703,117,165
117,750,000		United States Treasury Notes, 0.750% — 4.750%, 5/31/2012	118,083,458
226,000,000		United States Treasury Notes, 0.750% — 2.500%, 3/31/2013	229,757,805
165,500,000		United States Treasury Notes, 1.375%, 5/15/2012	165,584,266
493,500,000		United States Treasury Notes, 1.375%, 9/15/2012	495,734,945
591,500,000		United States Treasury Notes, 1.375%, 10/15/2012	594,821,586
200,000,000		United States Treasury Notes, 1.375%, 1/15/2013	201,742,108
331,500,000		United States Treasury Notes, 1.375%, 3/15/2013	334,851,507
415,000,000		United States Treasury Notes, 1.375% — 3.875%, 2/15/2013	420,964,908
356,000,000		United States Treasury Notes, 1.500%, 7/15/2012	357,030,976
601,750,000		United States Treasury Notes, 1.875%, 6/15/2012	603,078,525
207,500,000		United States Treasury Notes, 2.750%, 2/28/2013	211,881,116
365,500,000		United States Treasury Notes, 4.375%, 8/15/2012	369,991,098
		TOTAL U.S. TREASURY	6,529,893,008
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	23,476,881,008
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	24,203,122
		TOTAL NET ASSETS — 100%	$23,501,084,130
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

3

Federated Trust for U.S. Treasury Obligations

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 72.6%
$10,000,000		Interest in $750,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which Bank of Montreal will repurchase securities provided as collateral for $750,003,750 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $765,003,858.	10,000,000
8,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 3/21/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,325,000 on 6/19/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2014 and the market value of those underlying securities was $1,020,151,059.	8,000,000
10,000,000		Interest in $6,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $6,000,030,000 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2016 and the market value of those underlying securities was $6,119,357,503.	10,000,000
7,000,000	[1]	Interest in $943,000,000 joint repurchase agreement 0.15%, dated 4/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $943,117,875 on 5/18/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $961,912,123.	7,000,000
7,000,000	[1]	Interest in $941,000,000 joint repurchase agreement 0.16%, dated 4/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $941,121,284 on 5/16/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2020 and the market value of those underlying securities was $959,879,771.	7,000,000
10,000,000		Interest in $1,184,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,184,005,920 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2020 and the market value of those underlying securities was $1,207,686,100.	10,000,000
26,455,000		Interest in $4,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which Credit Agricole Securities (USA), Inc. repurchase securities provided as collateral for $4,000,018,889 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $4,080,019,366.	26,455,000
8,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 4/26/2012 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,025,278 on 5/3/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2020 and the market value of those underlying securities was $1,020,016,698.	8,000,000
7,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 4/27/2012 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,025,278 on 5/4/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2014 and the market value of those underlying securities was $1,020,012,392.	7,000,000
10,000,000		Interest in $2,600,000,000 joint repurchase agreement 0.10%, dated 4/24/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,600,050,556 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $2,652,051,629.	10,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $500,002,500 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/28/2017 and the market value of those underlying securities was $510,002,572.	10,000,000
10,000,000		Interest in $1,165,000,000 joint repurchase agreement 0.18%, dated 4/30/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,165,005,825 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/31/2015 and the market value of those underlying securities was $1,188,300,049.	10,000,000
10,000,000		Interest in $1,665,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,665,007,863 on 5/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,698,308,097.	10,000,000
10,000,000		Interest in $450,000,000 joint repurchase agreement 0.17%, dated 4/30/2012 under which TD Securities (USA), LLC will repurchase a security provided as collateral for $450,002,125 on 5/1/2012. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2028 and the market value of that underlying security was $459,002,294.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	143,455,000
		U.S. Treasury – 27.3%
3,500,000	[2]	United States Treasury Bills, 0.050%, 5/24/2012	3,499,888
7,000,000		United States Treasury Notes, 0.375%- 4.250%, 9/30/2012	7,087,307
1

Principal Amount		Value
$7,000,000	United States Treasury Notes, 0.375%, 8/31/2012	7,005,305
4,000,000	United States Treasury Notes, 0.625%, 6/30/2012	4,003,510
1,500,000	United States Treasury Notes, 0.750% -2.500%, 3/31/2013	1,523,305
1,000,000	United States Treasury Notes, 1.375%, 5/15/2012	1,000,509
2,000,000	United States Treasury Notes, 1.375%, 9/15/2012	2,009,038
6,000,000	United States Treasury Notes, 1.375%, 10/15/2012	6,033,585
3,000,000	United States Treasury Notes, 1.375%, 1/15/2013	3,026,132
4,000,000	United States Treasury Notes, 1.375%, 2/15/2013	4,038,428
2,500,000	United States Treasury Notes, 1.375%, 3/15/2013	2,525,242
2,000,000	United States Treasury Notes, 1.500%, 7/15/2012	2,005,792
4,500,000	United States Treasury Notes, 1.875%, 6/15/2012	4,509,931
2,000,000	United States Treasury Notes, 2.750%, 2/28/2013	2,042,228
3,000,000	United States Treasury Notes, 4.375%, 8/15/2012	3,036,832
500,000	United States Treasury Notes, 4.750%, 5/31/2012	501,904
	TOTAL U.S. TREASURY	53,848,936
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	197,303,936
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	176,137
	TOTAL NET ASSETS — 100%	$197,480,073
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012